UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-05085

Capital Income Builder

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street, 55th Floor

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2024

Gregory F. Niland

Capital Income Builder

5300 Robin Hood Road

Norfolk, Virginia 23513

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Capital Income Builder® Semi-annual report for the six months ended April 30, 2024

Seeking income
growth opportunities
from around the world

The Securities and Exchange Commission has adopted new regulations that will change the content and design of annual and semi-annual shareholder reports beginning in July 2024. Certain types of information, including investment portfolio and financial statements, will not be included in the shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications from the fund electronically, you may update your mailing preferences with your financial intermediary or enroll in e-delivery at capitalgroup.com (for accounts held directly with the fund).

Capital Income Builder seeks to provide you with a level of current income that exceeds the average yield on U.S. stocks generally and to provide you with a growing stream of income over the years. The fund’s secondary objective is to provide you with growth of capital.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class F-2 shares. Class A share results are shown at net asset value unless otherwise indicated. If a sales charge (maximum 5.75%) had been deducted from Class A shares, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment for periods ended March 31, 2024 (the most recent calendar quarter-end):

	1 year	5 years	10 years

Class F-2 shares	11.00%	6.46%	5.59%
Class A shares (reflecting 5.75% maximum sales charge)	4.41	4.97	4.74

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratios were 0.38% for Class F-2 shares and 0.60% for Class A shares as of the prospectus dated January 1, 2024.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com for more information.

The fund’s 30-day yield as of April 30, 2024, was 3.59% for Class F-2 shares and 3.19% for Class A shares, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula. The Class A share results reflect the 5.75% maximum sales charge.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Investing outside the United States may be subject to additional risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors

Results for Capital Income Builder for the periods ended April 30, 2024, are shown in the table below, as well as results of the fund’s benchmarks.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/CAIFX. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Results at a glance

2	Investment portfolio

38	Financial statements

42	Notes to financial statements

57	Financial highlights

Results at a glance

For periods ended April 30, 2024, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since 7/30/87)

Capital Income Builder (Class F-2 shares)[1]	12.38%	5.85%	5.56%	5.06%	8.68%
Capital Income Builder (Class A shares)	12.26	5.63	5.33	4.84	8.49
70%/30% MSCI ACWI/Bloomberg U.S. Aggregate Index[2,3,4]	15.19	11.57	6.75	6.26	7.04
MSCI ACWI (All Country World Index)[2,3,5]	19.77	17.46	9.44	8.19	7.36
Bloomberg U.S. Aggregate Index[3,6]	4.97	–1.47	–0.16	1.20	5.31

Past results are not predictive of results in future periods.

[1]	Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.
[2]	From July 30, 1987, through December 31, 1987, the MSCI World Index was used because the MSCI ACWI did not exist. MSCI World Index results reflect dividends net of withholding taxes, and MSCI ACWI results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter.
[3]	The indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. There have been periods when the fund has lagged the index. Sources: MSCI, Bloomberg Index Services Ltd.
[4]	The 70%/30% MSCI ACWI/Bloomberg U.S. Aggregate Index blends the MSCI ACWI with the Bloomberg U.S. Aggregate Index by weighting their total returns at 70% and 30%, respectively. Results assume the blend is rebalanced monthly.
[5]	The MSCI ACWI is a free-float-adjusted, market-capitalization-weighted index that measures equity results in global developed and emerging markets. It consists of more than 40 developed and emerging market country indexes.
[6]	The Bloomberg U.S. Aggregate Index represents the U.S. investment-grade, fixed-rate bond market.

Capital Income Builder	1

Investment portfolio April 30, 2024	unaudited

Sector diversification	Percent of net assets

Country diversification by domicile	Percent of net assets
United States	63.86%
Eurozone*	9.08
United Kingdom	6.50
Canada	4.07
Switzerland	2.55
Japan	2.41
Taiwan	1.30
Singapore	1.27
Hong Kong	1.00
Other countries	5.10
Short-term securities & other assets less liabilities	2.86
*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain.

Common stocks 78.07%	Shares	Value (000)
Financials 12.84%
JPMorgan Chase & Co.	6,847,397	$1,312,920
Zurich Insurance Group AG	2,020,164	972,279
CME Group, Inc., Class A	3,761,829	788,630
Morgan Stanley	8,348,819	758,407
BlackRock, Inc.	846,145	638,535
DBS Group Holdings, Ltd.	21,668,696	554,135
Münchener Rückversicherungs-Gesellschaft AG	1,190,449	523,164
ING Groep NV	29,420,473	463,325
PNC Financial Services Group, Inc.	2,884,817	442,127
Power Corporation of Canada, subordinate voting shares	13,020,329	346,919
AIA Group, Ltd.	41,597,755	305,036
Intact Financial Corp.	1,807,221	297,040
American International Group, Inc.	3,905,131	294,095
Kaspi.kz JSC (GDR)[1]	2,447,140	288,175
Wells Fargo & Co.	4,657,422	276,278
B3 SA - Brasil, Bolsa, Balcao	123,949,683	257,562
Citizens Financial Group, Inc.	6,714,488	229,031
Hana Financial Group, Inc.	4,914,453	206,854
KBC Groep NV	2,645,865	196,498
Swedbank AB, Class A	9,268,200	177,776
Great-West Lifeco, Inc.	6,004,184	177,554
East West Bancorp, Inc.	2,348,111	174,911
Toronto-Dominion Bank (The) (CAD denominated)	2,876,611	170,655
Webster Financial Corp.	3,770,371	165,255
Blackstone, Inc.	1,387,835	161,835
Bank Central Asia Tbk PT	263,745,200	158,092
360 ONE WAM, Ltd.	15,880,000	146,867
Principal Financial Group, Inc.	1,826,000	144,510
Truist Financial Corp.	3,436,761	129,050
Bank of Montreal	1,413,778	126,286
Skandinaviska Enskilda Banken AB, Class A	9,243,300	121,138
National Bank of Canada	1,503,294	120,709
BNP Paribas SA	1,607,000	114,924
DNB Bank ASA	6,507,538	113,512
UniCredit SpA	2,965,338	109,092
TPG, Inc., Class A	2,462,595	106,138
State Street Corp.	1,455,059	105,477
EFG International AG	8,802,400	102,173
Western Union Co.	7,516,724	101,025
Bank Mandiri (Persero) Tbk PT	225,351,000	95,113
NatWest Group PLC	23,693,861	89,239
Banco Santander, SA	18,170,300	88,202
Patria Investments, Ltd., Class A	5,920,900	79,340

2	Capital Income Builder

Common stocks (continued)	Shares	Value (000)
Financials (continued)
Euronext NV	854,658	$76,833
Ping An Insurance (Group) Company of China, Ltd., Class H	16,076,167	73,301
Capital One Financial Corp.	500,000	71,715
Carlyle Group, Inc. (The)	1,595,074	71,459
Hong Kong Exchanges and Clearing, Ltd.	2,105,500	66,886
United Overseas Bank, Ltd.	2,930,000	64,958
Fidelity National Information Services, Inc.	845,644	57,436
China Pacific Insurance (Group) Co., Ltd., Class H	22,054,200	48,210
Vontobel Holding AG	839,172	47,162
Tokio Marine Holdings, Inc.	1,338,900	42,042
Fukuoka Financial Group, Inc.	1,559,000	41,324
Banco Bilbao Vizcaya Argentaria, SA	3,710,755	40,031
Houlihan Lokey, Inc., Class A	281,141	35,843
Grupo Financiero Banorte, SAB de CV, Series O	3,610,655	35,736
Franklin Resources, Inc.	1,003,400	22,918
Deutsche Bank AG	804,010	12,874
Moscow Exchange MICEX-RTS PJSC[2]	85,235,374	—	[3]
Sberbank of Russia PJSC[2]	19,327,472	—	[3]
		13,038,611

Information technology 10.56%
Broadcom, Inc.	3,390,810	4,408,969
Microsoft Corp.	5,332,283	2,076,018
Taiwan Semiconductor Manufacturing Co., Ltd.	49,901,856	1,202,414
Texas Instruments, Inc.	3,605,085	636,009
Seagate Technology Holdings PLC	4,661,650	400,482
KLA Corp.	574,784	396,193
Samsung Electronics Co., Ltd.	5,382,036	297,886
SAP SE	1,530,253	277,066
Analog Devices, Inc.	1,247,694	250,300
Accenture PLC, Class A	736,535	221,631
TDK Corp.	3,726,026	164,474
Tokyo Electron, Ltd.	688,300	151,141
GlobalWafers Co., Ltd.	7,385,850	117,769
Intel Corp.	2,357,608	71,836
Capgemini SE4	147,900	31,073
BE Semiconductor Industries NV	116,511	15,318
		10,718,579

Health care 9.99%
AbbVie, Inc.	13,384,481	2,176,852
Abbott Laboratories	13,707,205	1,452,552
Amgen, Inc.	4,079,494	1,117,537
AstraZeneca PLC	7,409,377	1,115,584
Gilead Sciences, Inc.	15,199,068	990,979
Sanofi	6,037,731	595,299
Medtronic PLC	6,102,188	489,640
Bristol-Myers Squibb Co.	7,918,445	347,936
UnitedHealth Group, Inc.	634,415	306,867
Merck & Co., Inc.	2,368,677	306,080
CVS Health Corp.	3,781,522	256,047
Roche Holding AG, nonvoting non-registered shares	974,235	233,075
GSK PLC	8,249,210	170,996
Novartis AG	1,637,722	158,189
EssilorLuxottica SA	653,955	139,852
Takeda Pharmaceutical Co., Ltd.	4,777,350	125,876
EBOS Group, Ltd.[4]	4,847,753	100,545
Pfizer, Inc.	1,465,034	37,534
Johnson & Johnson	142,649	20,626
Endo, Inc.[5]	2,377	68
Endo, Inc.[1,5]	892	26
Endo, Inc., 1L 6.875% Escrow[2,5]	225,000	—	[3]
		10,142,160

Capital Income Builder	3

Common stocks (continued)	Shares	Value (000)
Consumer staples 9.19%
Philip Morris International, Inc.	24,408,173	$2,317,312
British American Tobacco PLC	28,792,060	843,860
British American Tobacco PLC (ADR)	5,107,964	150,276
Mondelez International, Inc., Class A	10,801,900	777,089
Nestlé SA	6,792,322	681,333
ITC, Ltd.	82,295,012	429,195
Imperial Brands PLC	18,287,284	416,990
PepsiCo, Inc.	2,348,087	413,052
General Mills, Inc.	5,426,199	382,330
Dollar General Corp.	2,301,266	320,313
Procter & Gamble Co.	1,581,532	258,106
Carlsberg A/S, Class B	1,849,873	249,401
Altria Group, Inc.	5,494,099	240,696
Danone SA	3,393,556	212,214
Seven & i Holdings Co., Ltd.	15,606,400	201,500
Kimberly-Clark Corp.	1,457,945	199,053
Sysco Corp.	2,334,300	173,485
Diageo PLC	4,842,954	167,002
Asahi Group Holdings, Ltd.	4,244,200	145,036
Kao Corp.	2,875,900	118,718
WH Group, Ltd.	162,569,000	118,013
Molson Coors Beverage Co., Class B, restricted voting shares	1,694,153	97,007
Kraft Heinz Co. (The)	2,257,314	87,155
Pernod Ricard SA	498,119	75,219
Wilmar International, Ltd.	30,714,000	72,275
Anheuser-Busch InBev SA/NV	1,157,903	69,334
Kenvue, Inc.	2,379,905	44,790
Vector Group, Ltd.	3,777,192	39,094
Scandinavian Tobacco Group A/S	2,058,240	33,218
		9,333,066

Industrials 9.12%
RTX Corp.	18,699,296	1,898,352
Siemens AG	3,507,586	657,972
BAE Systems PLC	34,307,249	570,591
Union Pacific Corp.	2,213,194	524,881
Mitsubishi Corp.	18,849,652	430,569
Volvo AB, Class B	15,251,590	390,141
RELX PLC	8,957,790	368,178
FedEx Corp.	1,395,975	365,438
DHL Group	8,590,946	359,818
Paychex, Inc.	3,008,360	357,423
Honeywell International, Inc.	1,573,946	303,347
Carrier Global Corp.	4,890,638	300,725
Marubeni Corp.	15,791,600	282,650
SGS SA4	3,056,944	269,321
Singapore Technologies Engineering, Ltd.	79,870,356	234,455
Broadridge Financial Solutions, Inc.	1,182,315	228,672
Canadian National Railway Co. (CAD denominated)	1,850,190	224,566
Automatic Data Processing, Inc.	865,609	209,382
Trinity Industries, Inc.[6]	6,252,016	162,677
Waste Management, Inc.	635,637	132,225
Trelleborg AB, Class B	3,239,000	114,754
Bureau Veritas SA	3,936,765	114,253
Schneider Electric SE	484,221	110,278
Illinois Tool Works, Inc.	439,000	107,164
Compañia de Distribución Integral Logista Holdings, SA, non-registered shares	3,664,824	99,812
Northrop Grumman Corp.	202,200	98,073
Lockheed Martin Corp.	189,991	88,333
ITOCHU Corp.	1,741,500	77,873
General Dynamics Corp.	224,400	64,423
Airbus SE, non-registered shares	319,385	52,487
Sulzer AG	408,450	49,557
Epiroc AB, Class B	1,068,723	17,821
		9,266,211

4	Capital Income Builder

Common stocks (continued)	Shares	Value (000)
Energy 6.48%
Canadian Natural Resources, Ltd. (CAD denominated)	15,722,501	$1,191,422
Exxon Mobil Corp.	7,527,696	890,301
TC Energy Corp. (CAD denominated)	22,763,164	815,515
Shell PLC (GBP denominated)	21,394,813	762,439
Shell PLC (ADR)	738,100	52,892
EOG Resources, Inc.	5,474,545	723,352
BP PLC	83,830,046	542,278
TotalEnergies SE	5,844,941	424,534
ConocoPhillips	2,503,595	314,502
Chevron Corp.	1,561,986	251,901
Equitrans Midstream Corp.	17,565,396	237,660
Cenovus Energy, Inc.	5,038,647	103,595
Cenovus Energy, Inc. (CAD denominated)	2,646,502	54,366
Neste OYJ	3,514,757	80,029
DT Midstream, Inc.	1,195,562	74,364
Schlumberger NV	1,315,399	62,455
Constellation Oil Services Holding SA, Class B-1[2,5]	282,550	42
Gazprom PJSC[2,5]	84,735,990	—	[3]
		6,581,647

Utilities 6.22%
Engie SA	45,362,747	787,762
SSE PLC	25,679,958	534,856
Dominion Energy, Inc.	10,300,919	525,141
E.ON SE	38,477,500	508,165
Iberdrola, SA, non-registered shares	38,248,951	469,917
Edison International	6,426,780	456,687
DTE Energy Co.	4,136,160	456,301
Duke Energy Corp.	4,083,274	401,223
Pinnacle West Capital Corp.	4,726,754	348,125
Sempra	4,454,162	319,052
Southern Co. (The)	4,194,381	308,287
CenterPoint Energy, Inc.	9,984,878	290,959
AES Corp.	15,223,252	272,496
Entergy Corp.	2,067,920	220,585
National Grid PLC	12,461,370	163,589
SembCorp Industries, Ltd.	20,005,900	78,662
ENN Energy Holdings, Ltd.	8,020,300	69,009
Power Assets Holdings, Ltd.	9,434,000	54,091
Power Grid Corporation of India, Ltd.	13,168,417	47,659
		6,312,566

Consumer discretionary 4.33%
McDonald’s Corp.	2,652,727	724,301
Home Depot, Inc.	1,914,230	639,774
LVMH Moët Hennessy-Louis Vuitton SE	623,066	501,553
YUM! Brands, Inc.	2,341,511	330,738
Midea Group Co., Ltd., Class A	33,968,206	326,984
Industria de Diseño Textil, SA	5,440,660	247,107
Restaurant Brands International, Inc.	3,193,243	242,208
Tractor Supply Co.	820,805	224,145
Darden Restaurants, Inc.	1,369,610	210,112
Stellantis NV	7,080,000	157,319
Vail Resorts, Inc.	829,610	157,103
NEXT PLC	1,224,689	137,312
Galaxy Entertainment Group, Ltd.	21,218,000	95,355
Kering SA4	275,046	94,919
Bridgestone Corp.	1,652,800	72,950
Hasbro, Inc.	920,000	56,396
Compagnie Financière Richemont SA, Class A	389,551	53,907
Amadeus IT Group SA, Class A, non-registered shares	542,199	34,402
International Game Technology PLC	1,690,279	33,366
OPAP SA	1,967,863	32,649
Inchcape PLC	2,546,035	25,394
Jumbo SA	127,672	3,958
		4,401,952

Capital Income Builder	5

Common stocks (continued)	Shares	Value (000)
Real estate 4.01%
VICI Properties, Inc. REIT	48,734,583	$1,391,372
Extra Space Storage, Inc. REIT	2,380,479	319,651
Rexford Industrial Realty, Inc. REIT	6,477,656	277,308
Public Storage REIT	1,018,002	264,121
Equinix, Inc. REIT	364,062	258,888
American Tower Corp. REIT	1,258,801	215,960
Welltower, Inc. REIT	2,153,334	205,170
Crown Castle, Inc. REIT	1,827,658	171,398
Link REIT	36,397,496	156,875
Prologis, Inc. REIT	1,065,512	108,735
CTP NV4	6,244,020	106,031
CK Asset Holdings, Ltd.	24,301,734	103,728
Charter Hall Group REIT	11,563,387	88,951
Mindspace Business Parks REIT	19,429,410	82,662
Digital Realty Trust, Inc. REIT	486,300	67,489
POWERGRID Infrastructure Investment Trust REIT[6]	46,435,100	54,434
UDR, Inc. REIT	1,343,003	51,142
Embassy Office Parks REIT	10,653,487	45,924
Longfor Group Holdings, Ltd.[4]	27,189,658	40,815
Kimco Realty Corp. REIT	1,693,500	31,550
CubeSmart REIT	727,081	29,403
		4,071,607

Communication services 3.05%
Comcast Corp., Class A	13,421,211	511,482
Verizon Communications, Inc.	9,566,340	377,775
Koninklijke KPN NV	85,753,263	311,815
Singapore Telecommunications, Ltd.	152,194,200	263,832
SoftBank Corp.	21,279,942	257,788
América Móvil, SAB de CV, Class B (ADR)	12,941,765	246,670
Publicis Groupe SA4	2,172,983	240,163
Nippon Telegraph and Telephone Corp.	190,952,900	206,360
TELUS Corp.	9,154,816	147,033
Deutsche Telekom AG	5,778,353	132,249
WPP PLC	10,114,646	101,685
Warner Music Group Corp., Class A	2,928,864	96,653
Omnicom Group, Inc.	931,500	86,480
HKT Trust and HKT, Ltd., units	73,257,460	80,899
Telkom Indonesia (Persero) Tbk PT, Class B	175,000,000	34,014
		3,094,898

Materials 2.28%
Air Products and Chemicals, Inc.	2,052,981	485,202
Linde PLC	777,829	342,992
Rio Tinto PLC	3,464,490	236,099
Vale SA (ADR), ordinary nominative shares	15,697,617	191,040
Vale SA, ordinary nominative shares	3,602,527	43,909
Smurfit Kappa Group PLC[4]	4,002,176	173,418
BHP Group, Ltd. (CDI)	5,436,000	150,593
Evonik Industries AG	4,818,598	100,497
Eastman Chemical Co.	994,793	93,948
Shin-Etsu Chemical Co., Ltd.	2,015,800	78,599
BASF SE	1,391,100	72,973
Celanese Corp.	462,236	71,004
WestRock Co.	1,418,095	68,012
UPM-Kymmene OYJ	1,621,528	56,721
Asahi Kasei Corp.	7,434,500	51,847
Gerdau SA (ADR)	13,340,880	46,426
Fortescue, Ltd.	1,949,711	32,515
Antofagasta PLC	569,171	15,649
		2,311,444

Total common stocks (cost: $60,195,140,000)		79,272,741

6	Capital Income Builder

Preferred securities 0.01%	Shares			Value (000)
Financials 0.01%
CoBank, ACB, Class E, 6.739% noncumulative preferred shares[1]		13,000		$10,400

Total preferred securities (cost: $13,000,000)				10,400

Convertible stocks 0.13%
Utilities 0.13%
NextEra Energy, Inc., noncumulative convertible preferred units, 6.926% 9/1/2025		3,113,415		126,872

Total convertible stocks (cost: $136,049,000)				126,872

Bonds, notes & other debt instruments 16.54%	Principal amount (000)
Mortgage-backed obligations 8.01%
Federal agency mortgage-backed obligations 7.33%
Fannie Mae Pool #AA8755 4.50% 7/1/2024[7]	USD	33		33
Fannie Mae Pool #AA8211 4.50% 8/1/2024[7]		5		5
Fannie Mae Pool #255361 5.50% 8/1/2024[7]		—	[3]	—	[3]
Fannie Mae Pool #394854 6.50% 5/1/2027[7]		3		3
Fannie Mae Pool #256821 6.50% 7/1/2027[7]		11		11
Fannie Mae Pool #257145 6.50% 3/1/2028[7]		1		1
Fannie Mae Pool #AX9959 3.50% 12/1/2029[7]		144		136
Fannie Mae Pool #BA2999 3.50% 11/1/2030[7]		197		187
Fannie Mae Pool #659096 6.50% 8/1/2032[7]		2		2
Fannie Mae Pool #683351 5.50% 2/1/2033[7]		62		61
Fannie Mae Pool #CA1299 3.50% 3/1/2033[7]		75		71
Fannie Mae Pool #MA3438 3.50% 8/1/2033[7]		202		190
Fannie Mae Pool #MA3658 3.50% 5/1/2034[7]		297		278
Fannie Mae Pool #CA4490 3.50% 8/1/2034[7]		417		390
Fannie Mae Pool #887695 6.00% 6/1/2036[7]		1,013		1,027
Fannie Mae Pool #894308 6.00% 10/1/2036[7]		156		156
Fannie Mae Pool #902164 6.00% 11/1/2036[7]		841		853
Fannie Mae Pool #902503 6.00% 11/1/2036[7]		587		595
Fannie Mae Pool #903076 6.00% 12/1/2036[7]		1,160		1,175
Fannie Mae Pool #AD0249 5.50% 4/1/2037[7]		84		84
Fannie Mae Pool #AS9772 3.50% 6/1/2037[7]		30		27
Fannie Mae Pool #966172 7.00% 7/1/2037[7]		123		122
Fannie Mae Pool #256845 6.50% 8/1/2037[7]		53		54
Fannie Mae Pool #256960 6.50% 11/1/2037[7]		270		277
Fannie Mae Pool #257137 7.00% 3/1/2038[7]		19		19
Fannie Mae Pool #963269 5.50% 5/1/2038[7]		837		834
Fannie Mae Pool #963341 5.50% 5/1/2038[7]		254		253
Fannie Mae Pool #963454 5.50% 6/1/2038[7]		846		842
Fannie Mae Pool #963796 5.50% 6/1/2038[7]		245		242
Fannie Mae Pool #929964 6.00% 9/1/2038[7]		392		397
Fannie Mae Pool #FS2490 5.50% 10/1/2038[7]		38		38
Fannie Mae Pool #FM3708 5.50% 10/1/2038[7]		25		25
Fannie Mae Pool #FS2101 5.50% 10/1/2038[7]		8		8
Fannie Mae Pool #970772 5.50% 11/1/2038[7]		45		45
Fannie Mae Pool #AE0392 5.50% 12/1/2039[7]		55		55
Fannie Mae Pool #AL4324 6.50% 5/1/2040[7]		6		6
Fannie Mae Pool #AL0152 6.00% 6/1/2040[7]		2,954		2,989
Fannie Mae Pool #AE8073 4.00% 12/1/2040[7]		173		159
Fannie Mae Pool #MA4364 2.00% 6/1/2041[7]		80,691		66,052
Fannie Mae Pool #AL1571 5.00% 6/1/2041[7]		2,280		2,211
Fannie Mae Pool #AL0913 6.00% 7/1/2041[7]		2,097		2,123
Fannie Mae Pool #AJ0257 4.00% 9/1/2041[7]		58		53
Fannie Mae Pool #AJ4154 4.00% 11/1/2041[7]		183		169
Fannie Mae Pool #AB4050 4.00% 12/1/2041[7]		348		321
Fannie Mae Pool #AJ4189 4.00% 12/1/2041[7]		203		187
Fannie Mae Pool #AJ9165 4.00% 1/1/2042[7]		4,838		4,445
Fannie Mae Pool #890407 4.00% 2/1/2042[7]		484		446
Fannie Mae Pool #AL2745 4.00% 3/1/2042[7]		1,391		1,284
Fannie Mae Pool #AO6721 4.00% 6/1/2042[7]		9,052		8,317
Fannie Mae Pool #AO1820 4.00% 6/1/2042[7]		832		765
Fannie Mae Pool #890445 4.00% 7/1/2042[7]		1,063		977
Fannie Mae Pool #AS0831 4.50% 10/1/2043[7]		321		303
Fannie Mae Pool #AW4156 4.00% 5/1/2044[7]		1,925		1,765
Fannie Mae Pool #AW4026 4.00% 6/1/2044[7]		1,956		1,796

Capital Income Builder	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #AX2782 4.00% 9/1/2044[7]	USD	2,454	$2,246
Fannie Mae Pool #AY1313 4.00% 3/1/2045[7]		4,660	4,270
Fannie Mae Pool #AS6840 4.00% 3/1/2046[7]		4,990	4,572
Fannie Mae Pool #AL8522 3.50% 5/1/2046[7]		810	721
Fannie Mae Pool #BC8719 4.00% 6/1/2046[7]		2,031	1,862
Fannie Mae Pool #BC8720 4.00% 6/1/2046[7]		1,703	1,561
Fannie Mae Pool #AS7598 4.00% 7/1/2046[7]		4,770	4,369
Fannie Mae Pool #BD1967 4.00% 7/1/2046[7]		1,685	1,543
Fannie Mae Pool #BD5477 4.00% 7/1/2046[7]		36	33
Fannie Mae Pool #MA2691 4.50% 7/1/2046[7]		905	856
Fannie Mae Pool #AS7759 4.00% 8/1/2046[7]		11,138	10,206
Fannie Mae Pool #AS7760 4.00% 8/1/2046[7]		4,784	4,383
Fannie Mae Pool #AS7939 4.00% 9/1/2046[7]		7,372	6,754
Fannie Mae Pool #AL9190 4.00% 9/1/2046[7]		1,275	1,168
Fannie Mae Pool #BC4712 4.00% 10/1/2046[7]		4,195	3,842
Fannie Mae Pool #BC4801 4.00% 11/1/2046[7]		2,857	2,617
Fannie Mae Pool #BM3288 3.50% 12/1/2046[7]		21	19
Fannie Mae Pool #MA2907 4.00% 2/1/2047[7]		24	22
Fannie Mae Pool #AS9313 4.00% 3/1/2047[7]		3,986	3,650
Fannie Mae Pool #BE3229 4.00% 3/1/2047[7]		1,590	1,448
Fannie Mae Pool #BD7165 4.00% 4/1/2047[7]		23	21
Fannie Mae Pool #AS9454 4.00% 4/1/2047[7]		15	14
Fannie Mae Pool #BM4187 4.50% 5/1/2047[7]		13,980	13,247
Fannie Mae Pool #BH2491 4.00% 6/1/2047[7]		2,034	1,861
Fannie Mae Pool #MA3058 4.00% 7/1/2047[7]		2,616	2,387
Fannie Mae Pool #CA0243 4.50% 8/1/2047[7]		13,046	12,291
Fannie Mae Pool #BJ1668 4.00% 12/1/2047[7]		2,238	2,051
Fannie Mae Pool #MA3211 4.00% 12/1/2047[7]		482	442
Fannie Mae Pool #BJ2751 4.50% 5/1/2048[7]		6,484	6,087
Fannie Mae Pool #CA2033 4.00% 7/1/2048[7]		9,538	8,687
Fannie Mae Pool #CA2157 4.00% 8/1/2048[7]		18,476	16,850
Fannie Mae Pool #BF0320 5.50% 1/1/2049[7]		10,956	10,939
Fannie Mae Pool #BF0572 5.50% 4/1/2049[7]		23,618	23,320
Fannie Mae Pool #FM2675 4.00% 6/1/2049[7]		5,394	4,926
Fannie Mae Pool #FM1262 4.00% 7/1/2049[7]		15,588	14,158
Fannie Mae Pool #BO2264 3.00% 10/1/2049[7]		10,278	8,640
Fannie Mae Pool #CA4819 4.00% 12/1/2049[7]		7,727	7,018
Fannie Mae Pool #BO6274 3.00% 1/1/2050[7]		15,208	12,788
Fannie Mae Pool #FS5313 3.50% 1/1/2050[7]		201,604	176,903
Fannie Mae Pool #FM2872 3.00% 2/1/2050[7]		35,964	30,229
Fannie Mae Pool #CA5216 3.00% 2/1/2050[7]		14,921	12,541
Fannie Mae Pool #CA5226 3.00% 2/1/2050[7]		6,045	5,081
Fannie Mae Pool #FM2676 4.00% 3/1/2050[7]		5,335	4,846
Fannie Mae Pool #FS3189 4.00% 4/1/2050[7]		35,830	32,706
Fannie Mae Pool #CA6309 3.00% 7/1/2050[7]		30,399	25,811
Fannie Mae Pool #CA6349 3.00% 7/1/2050[7]		12,015	10,062
Fannie Mae Pool #CA6740 3.00% 8/1/2050[7]		6,918	5,783
Fannie Mae Pool #CA7048 3.00% 9/1/2050[7]		3,971	3,336
Fannie Mae Pool #CA7052 3.00% 9/1/2050[7]		1,181	990
Fannie Mae Pool #CA7381 3.00% 10/1/2050[7]		10,887	9,111
Fannie Mae Pool #FM4897 3.00% 11/1/2050[7]		5,949	5,056
Fannie Mae Pool #CA8046 3.00% 12/1/2050[7]		23,529	19,984
Fannie Mae Pool #FM5166 3.00% 12/1/2050[7]		7,400	6,193
Fannie Mae Pool #FM5509 3.00% 1/1/2051[7]		11,697	9,771
Fannie Mae Pool #CB0191 3.00% 4/1/2051[7]		15,180	12,665
Fannie Mae Pool #CB0193 3.00% 4/1/2051[7]		1,824	1,523
Fannie Mae Pool #FM7556 3.50% 5/1/2051[7]		26	23
Fannie Mae Pool #FM7909 3.00% 6/1/2051[7]		1,409	1,177
Fannie Mae Pool #FM8477 3.00% 8/1/2051[7]		10,493	8,749
Fannie Mae Pool #MA4465 2.00% 11/1/2051[7]		1,999	1,516
Fannie Mae Pool #FM9632 3.00% 11/1/2051[7]		40,010	33,492
Fannie Mae Pool #FM9631 3.00% 11/1/2051[7]		17,260	14,482
Fannie Mae Pool #CB2414 3.00% 12/1/2051[7]		19,772	16,681
Fannie Mae Pool #FS0972 3.50% 1/1/2052[7]		20,027	17,596
Fannie Mae Pool #FS0647 3.00% 2/1/2052[7]		12,891	10,898
Fannie Mae Pool #FS0752 3.00% 3/1/2052[7]		48,952	40,527
Fannie Mae Pool #BV6656 3.00% 3/1/2052[7]		35	30

8	Capital Income Builder

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB3179 3.50% 3/1/2052[7]	USD	26,284	$22,834
Fannie Mae Pool #FS2009 3.00% 5/1/2052[7]		43	36
Fannie Mae Pool #MA4711 5.50% 7/1/2052[7]		50	48
Fannie Mae Pool #CB4145 5.50% 7/1/2052[7]		47	46
Fannie Mae Pool #BW5402 5.50% 7/1/2052[7]		42	41
Fannie Mae Pool #CB4662 3.50% 8/1/2052[7]		887	766
Fannie Mae Pool #BV8976 5.00% 8/1/2052[7]		4,805	4,565
Fannie Mae Pool #CB4418 5.50% 8/1/2052[7]		104	101
Fannie Mae Pool #BW9206 5.50% 8/1/2052[7]		78	78
Fannie Mae Pool #CB4421 5.50% 8/1/2052[7]		32	31
Fannie Mae Pool #BW9049 4.50% 9/1/2052[7]		136	126
Fannie Mae Pool #BW7372 5.50% 9/1/2052[7]		92	90
Fannie Mae Pool #BX1322 5.50% 9/1/2052[7]		58	56
Fannie Mae Pool #BW1289 5.50% 10/1/2052[7]		10,758	10,480
Fannie Mae Pool #BW1243 5.50% 10/1/2052[7]		9,693	9,443
Fannie Mae Pool #BX1223 5.50% 10/1/2052[7]		1,854	1,807
Fannie Mae Pool #BX1488 5.50% 10/1/2052[7]		489	482
Fannie Mae Pool #CB5020 5.50% 10/1/2052[7]		397	387
Fannie Mae Pool #BW9929 5.50% 10/1/2052[7]		51	50
Fannie Mae Pool #MA4820 6.50% 10/1/2052[7]		34	34
Fannie Mae Pool #BW9488 5.00% 11/1/2052[7]		448	425
Fannie Mae Pool #BX4398 5.50% 11/1/2052[7]		928	916
Fannie Mae Pool #BX1298 5.50% 11/1/2052[7]		99	97
Fannie Mae Pool #BX3689 5.00% 12/1/2052[7]		28	26
Fannie Mae Pool #MA4842 5.50% 12/1/2052[7]		14,884	14,489
Fannie Mae Pool #BX3716 5.50% 12/1/2052[7]		523	509
Fannie Mae Pool #BX3726 5.50% 12/1/2052[7]		395	385
Fannie Mae Pool #BX2464 5.50% 12/1/2052[7]		233	227
Fannie Mae Pool #BX2476 5.50% 12/1/2052[7]		34	33
Fannie Mae Pool #FS5520 4.50% 1/1/2053[7]		20,178	18,610
Fannie Mae Pool #MA4868 5.00% 1/1/2053[7]		63	60
Fannie Mae Pool #BX5626 5.50% 1/1/2053[7]		4,327	4,213
Fannie Mae Pool #BX6633 5.50% 1/1/2053[7]		1,510	1,470
Fannie Mae Pool #BX0856 5.50% 1/1/2053[7]		37	36
Fannie Mae Pool #BX5592 5.50% 1/1/2053[7]		33	32
Fannie Mae Pool #MA4894 6.00% 1/1/2053[7]		46,643	46,302
Fannie Mae Pool #BX4106 5.00% 2/1/2053[7]		475	451
Fannie Mae Pool #FS3864 5.00% 2/1/2053[7]		24	22
Fannie Mae Pool #BX5722 5.00% 2/1/2053[7]		22	21
Fannie Mae Pool #MA4919 5.50% 2/1/2053[7]		24,425	23,787
Fannie Mae Pool #BX4108 5.50% 2/1/2053[7]		247	240
Fannie Mae Pool #BX7384 5.50% 2/1/2053[7]		127	123
Fannie Mae Pool #BX6545 6.00% 2/1/2053[7]		37,093	36,882
Fannie Mae Pool #BX4771 5.00% 3/1/2053[7]		359	340
Fannie Mae Pool #BX6752 5.00% 3/1/2053[7]		251	238
Fannie Mae Pool #CB5986 5.00% 3/1/2053[7]		96	91
Fannie Mae Pool #BX8385 5.00% 3/1/2053[7]		57	54
Fannie Mae Pool #FS4152 5.50% 3/1/2053[7]		5,703	5,552
Fannie Mae Pool #BX7555 5.50% 3/1/2053[7]		3,933	3,825
Fannie Mae Pool #FS4191 5.50% 3/1/2053[7]		3,087	3,004
Fannie Mae Pool #CB6599 5.00% 4/1/2053[7]		504	478
Fannie Mae Pool #BX9041 5.00% 4/1/2053[7]		95	90
Fannie Mae Pool #MA4979 5.50% 4/1/2053[7]		49,511	48,119
Fannie Mae Pool #MA4980 6.00% 4/1/2053[7]		26,935	26,730
Fannie Mae Pool #BX8415 6.00% 4/1/2053[7]		1,126	1,119
Fannie Mae Pool #FS4563 5.00% 5/1/2053[7]		2,867	2,721
Fannie Mae Pool #BY2258 5.00% 5/1/2053[7]		226	214
Fannie Mae Pool #BW5282 5.00% 5/1/2053[7]		187	177
Fannie Mae Pool #MA5010 5.50% 5/1/2053[7]		35,363	34,353
Fannie Mae Pool #MA5011 6.00% 5/1/2053[7]		138,797	137,671
Fannie Mae Pool #BY3392 5.00% 6/1/2053[7]		38,356	36,377
Fannie Mae Pool #MA5038 5.00% 6/1/2053[7]		37,374	35,449
Fannie Mae Pool #BY6853 5.00% 6/1/2053[7]		546	518
Fannie Mae Pool #BY3975 5.00% 6/1/2053[7]		390	370
Fannie Mae Pool #BY2311 5.00% 6/1/2053[7]		115	109
Fannie Mae Pool #MA5039 5.50% 6/1/2053[7]		147,604	143,408
Fannie Mae Pool #FS5192 5.50% 6/1/2053[7]		19,282	18,775

Capital Income Builder	9

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BY4218 5.50% 6/1/2053[7]	USD	988		$961
Fannie Mae Pool #BY5242 5.50% 6/1/2053[7]		42		41
Fannie Mae Pool #MA5040 6.00% 6/1/2053[7]		57,850		57,352
Fannie Mae Pool #CB6485 6.00% 6/1/2053[7]		37,741		37,523
Fannie Mae Pool #CB6486 6.00% 6/1/2053[7]		23,100		22,979
Fannie Mae Pool #CB6465 6.00% 6/1/2053[7]		16,978		16,900
Fannie Mae Pool #FS4933 6.00% 6/1/2053[7]		5,811		5,769
Fannie Mae Pool #CB6491 6.50% 6/1/2053[7]		7,255		7,386
Fannie Mae Pool #CB6490 6.50% 6/1/2053[7]		2,512		2,540
Fannie Mae Pool #CB6468 6.50% 6/1/2053[7]		1,879		1,900
Fannie Mae Pool #MA5071 5.00% 7/1/2053[7]		10,924		10,361
Fannie Mae Pool #BU4112 5.00% 7/1/2053[7]		99		93
Fannie Mae Pool #MA5072 5.50% 7/1/2053[7]		198,553		192,849
Fannie Mae Pool #MA5073 6.00% 7/1/2053[7]		30,784		30,529
Fannie Mae Pool #MA5106 5.00% 8/1/2053[7]		123,714		117,307
Fannie Mae Pool #BX7614 5.00% 8/1/2053[7]		250		237
Fannie Mae Pool #MA5108 6.00% 8/1/2053[7]		143,116		141,937
Fannie Mae Pool #FS5749 6.50% 9/1/2053[7]		233,328		235,676
Fannie Mae Pool #CB7139 6.50% 9/1/2053[7]		86,466		87,430
Fannie Mae Pool #MA5165 5.50% 10/1/2053[7]		572		556
Fannie Mae Pool #MA5166 6.00% 10/1/2053[7]		1,023		1,014
Fannie Mae Pool #MA5167 6.50% 10/1/2053[7]		2,771		2,795
Fannie Mae Pool #MA5191 6.00% 11/1/2053[7]		64,169		63,627
Fannie Mae Pool #FS6873 6.50% 1/1/2054[7]		22,586		22,797
Fannie Mae Pool #CB8151 5.50% 3/1/2054[7]		5,382		5,233
Fannie Mae Pool #CB8148 5.50% 3/1/2054[7]		2,116		2,063
Fannie Mae Pool #CB8163 6.00% 3/1/2054[7]		750		747
Fannie Mae Pool #CB8168 6.00% 3/1/2054[7]		8		8
Fannie Mae Pool #CB8337 5.50% 4/1/2054[7]		2,656		2,582
Fannie Mae Pool #BF0142 5.50% 8/1/2056[7]		34,274		34,336
Fannie Mae Pool #BF0145 3.50% 3/1/2057[7]		28,051		24,155
Fannie Mae Pool #BF0339 5.00% 1/1/2059[7]		32,300		31,072
Fannie Mae Pool #BF0342 5.50% 1/1/2059[7]		23,333		22,913
Fannie Mae Pool #BF0379 3.50% 4/1/2059[7]		68,050		58,429
Fannie Mae Pool #BM6737 4.50% 11/1/2059[7]		53,671		49,938
Fannie Mae Pool #BF0497 3.00% 7/1/2060[7]		24,061		19,314
Fannie Mae Pool #BF0548 3.00% 7/1/2061[7]		18,415		14,781
Fannie Mae Pool #BF0647 3.00% 6/1/2062[7]		19,751		16,121
Fannie Mae, Series 2001-25, Class ZA, 6.50% 6/25/2031[7]		140		139
Fannie Mae, Series 2006-65, Class PF, (30-day Average USD-SOFR + 0.394%) 5.725% 7/25/2036[7,8]		448		443
Fannie Mae, Series 2001-50, Class BA, 7.00% 10/25/2041[7]		19		19
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041[7]		34		36
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2/25/2027[7,8]		2,381		2,241
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 3/25/2036[7]		199		185
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 5/25/2036[7]		434		357
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 7/25/2036[7]		58		48
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 10/25/2036[7]		102		83
Freddie Mac Pool #ZA1833 5.50% 5/1/2024[7]		—	[3]	—	[3]
Freddie Mac Pool #ZT1318 5.50% 7/1/2024[7]		1		1
Freddie Mac Pool #ZK3460 3.50% 8/1/2026[7]		12		11
Freddie Mac Pool #RD5008 3.50% 9/1/2029[7]		116		111
Freddie Mac Pool #ZS7148 3.50% 4/1/2030[7]		6		6
Freddie Mac Pool #V62089 3.50% 6/1/2033[7]		232		218
Freddie Mac Pool #ZS8716 3.50% 9/1/2033[7]		170		160
Freddie Mac Pool #G18723 3.50% 2/1/2034[7]		2,747		2,595
Freddie Mac Pool #ZT1799 3.50% 3/1/2034[7]		399		375
Freddie Mac Pool #QN3000 1.50% 8/1/2035[7]		184		156
Freddie Mac Pool #ZA2505 3.50% 5/1/2038[7]		262		239
Freddie Mac Pool #A76884 5.00% 5/1/2038[7]		151		147
Freddie Mac Pool #G04697 5.50% 9/1/2038[7]		723		721
Freddie Mac Pool #SC0297 5.50% 10/1/2038[7]		18		18
Freddie Mac Pool #A87873 5.00% 8/1/2039[7]		2,861		2,768
Freddie Mac Pool #G06789 6.00% 5/1/2040[7]		32		33
Freddie Mac Pool #RB5071 2.00% 9/1/2040[7]		1,801		1,474
Freddie Mac Pool #G06061 4.00% 10/1/2040[7]		456		419
Freddie Mac Pool #SC0149 2.00% 3/1/2041[7]		11,522		9,430

10	Capital Income Builder

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #Q00232 4.50% 4/1/2041[7]	USD	4,013	$3,820
Freddie Mac Pool #Q00850 4.50% 5/1/2041[7]		145	138
Freddie Mac Pool #RB0544 2.00% 6/1/2041[7]		5,485	4,489
Freddie Mac Pool #G06841 5.50% 6/1/2041[7]		1,406	1,402
Freddie Mac Pool #G08456 5.00% 7/1/2041[7]		94	90
Freddie Mac Pool #G60546 4.00% 12/1/2042[7]		3,606	3,318
Freddie Mac Pool #Q21442 4.50% 8/1/2043[7]		294	278
Freddie Mac Pool #760014 2.724% 8/1/2045[7,8]		517	493
Freddie Mac Pool #G60138 3.50% 8/1/2045[7]		13,258	11,835
Freddie Mac Pool #G60279 4.00% 10/1/2045[7]		3,706	3,402
Freddie Mac Pool #Q41088 4.00% 6/1/2046[7]		8,490	7,789
Freddie Mac Pool #Q41905 4.00% 7/1/2046[7]		3,357	3,081
Freddie Mac Pool #Q42626 4.00% 8/1/2046[7]		3,219	2,953
Freddie Mac Pool #T65389 3.50% 9/1/2046[7]		51	44
Freddie Mac Pool #Q44227 4.00% 9/1/2046[7]		890	816
Freddie Mac Pool #Q49716 4.50% 8/1/2047[7]		339	318
Freddie Mac Pool #ZS4735 3.50% 9/1/2047[7]		2,484	2,184
Freddie Mac Pool #K39018 6.50% 10/1/2047[7]		48	48
Freddie Mac Pool #G08793 4.00% 12/1/2047[7]		15,205	13,907
Freddie Mac Pool #Q52596 4.50% 12/1/2047[7]		360	338
Freddie Mac Pool #SI2002 4.00% 3/1/2048[7]		772	705
Freddie Mac Pool #Q55986 4.50% 5/1/2048[7]		5,778	5,435
Freddie Mac Pool #ZT1704 4.50% 1/1/2049[7]		133,047	125,533
Freddie Mac Pool #SD0214 3.00% 11/1/2049[7]		37,871	31,825
Freddie Mac Pool #QA5741 3.00% 12/1/2049[7]		3,069	2,591
Freddie Mac Pool #QA5125 3.50% 12/1/2049[7]		1,260	1,111
Freddie Mac Pool #RA3384 3.00% 8/1/2050[7]		1,259	1,054
Freddie Mac Pool #RA3506 3.00% 9/1/2050[7]		12,483	10,431
Freddie Mac Pool #RA5267 3.00% 5/1/2051[7]		8,005	6,683
Freddie Mac Pool #RA5901 3.00% 9/1/2051[7]		7,886	6,574
Freddie Mac Pool #RA6347 3.00% 11/1/2051[7]		9,030	7,528
Freddie Mac Pool #SD7551 3.00% 1/1/2052[7]		66,388	55,797
Freddie Mac Pool #RA6531 3.50% 1/1/2052[7]		27	23
Freddie Mac Pool #RA6805 3.00% 2/1/2052[7]		14,151	11,795
Freddie Mac Pool #SD8214 3.50% 5/1/2052[7]		3,065	2,646
Freddie Mac Pool #RA7556 4.50% 6/1/2052[7]		75,566	69,686
Freddie Mac Pool #SD7556 3.00% 8/1/2052[7]		810	679
Freddie Mac Pool #SD8251 5.50% 8/1/2052[7]		47	46
Freddie Mac Pool #SD1584 4.50% 9/1/2052[7]		16,704	15,722
Freddie Mac Pool #QE9222 5.00% 9/1/2052[7]		53,807	51,066
Freddie Mac Pool #RA7938 5.00% 9/1/2052[7]		3,136	2,974
Freddie Mac Pool #QE8785 5.50% 9/1/2052[7]		2,250	2,189
Freddie Mac Pool #SD1831 5.50% 10/1/2052[7]		2,582	2,517
Freddie Mac Pool #QF1113 5.50% 10/1/2052[7]		1,586	1,546
Freddie Mac Pool #QF3150 5.50% 10/1/2052[7]		1,257	1,234
Freddie Mac Pool #QF1433 5.50% 10/1/2052[7]		37	36
Freddie Mac Pool #QF4229 5.00% 11/1/2052[7]		882	836
Freddie Mac Pool #QF4983 5.00% 11/1/2052[7]		74	70
Freddie Mac Pool #SD2948 5.50% 11/1/2052[7]		33,561	32,671
Freddie Mac Pool #QF3380 5.50% 11/1/2052[7]		3,912	3,813
Freddie Mac Pool #QF2409 5.50% 11/1/2052[7]		2,190	2,134
Freddie Mac Pool #QF2472 5.50% 11/1/2052[7]		1,586	1,545
Freddie Mac Pool #SD8280 6.50% 11/1/2052[7]		23	23
Freddie Mac Pool #SD4116 4.50% 12/1/2052[7]		18,858	17,391
Freddie Mac Pool #SD8276 5.00% 12/1/2052[7]		22,323	21,177
Freddie Mac Pool #QF4765 5.00% 12/1/2052[7]		45	43
Freddie Mac Pool #QF6034 5.50% 12/1/2052[7]		99	96
Freddie Mac Pool #QF4188 5.50% 12/1/2052[7]		99	96
Freddie Mac Pool #QF6796 5.50% 1/1/2053[7]		160	156
Freddie Mac Pool #QF7811 5.00% 2/1/2053[7]		147	140
Freddie Mac Pool #QF7483 5.50% 2/1/2053[7]		11,526	11,215
Freddie Mac Pool #QF7073 5.50% 2/1/2053[7]		4,504	4,385
Freddie Mac Pool #QF8331 5.50% 2/1/2053[7]		3,733	3,635
Freddie Mac Pool #QF9106 5.50% 2/1/2053[7]		1,053	1,024
Freddie Mac Pool #SD2402 6.00% 2/1/2053[7]		18,018	17,998
Freddie Mac Pool #SD8301 6.00% 2/1/2053[7]		85	84
Freddie Mac Pool #QF9075 5.00% 3/1/2053[7]		461	438

Capital Income Builder	11

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QF8333 5.00% 3/1/2053[7]	USD	260	$246
Freddie Mac Pool #QF8351 5.50% 3/1/2053[7]		2,998	2,916
Freddie Mac Pool #QF8462 5.50% 3/1/2053[7]		349	340
Freddie Mac Pool #SD2716 5.00% 4/1/2053[7]		4,722	4,482
Freddie Mac Pool #QG3296 5.00% 4/1/2053[7]		556	527
Freddie Mac Pool #QG0978 5.00% 4/1/2053[7]		493	468
Freddie Mac Pool #QG0650 5.00% 4/1/2053[7]		65	62
Freddie Mac Pool #QG0159 5.00% 4/1/2053[7]		59	56
Freddie Mac Pool #QG1385 5.00% 4/1/2053[7]		46	44
Freddie Mac Pool #SD8316 5.50% 4/1/2053[7]		50,156	48,749
Freddie Mac Pool #QG1023 5.50% 4/1/2053[7]		11,737	11,427
Freddie Mac Pool #QG0657 5.50% 4/1/2053[7]		3,519	3,422
Freddie Mac Pool #SD3236 5.00% 5/1/2053[7]		486	460
Freddie Mac Pool #QG1997 5.00% 5/1/2053[7]		415	394
Freddie Mac Pool #QG1876 5.00% 5/1/2053[7]		83	79
Freddie Mac Pool #SD8324 5.50% 5/1/2053[7]		602,512	585,321
Freddie Mac Pool #SD3369 5.50% 5/1/2053[7]		1,352	1,316
Freddie Mac Pool #SD8325 6.00% 5/1/2053[7]		219,933	218,269
Freddie Mac Pool #QG3376 6.00% 5/1/2053[7]		828	824
Freddie Mac Pool #SD2979 6.50% 5/1/2053[7]		2,636	2,678
Freddie Mac Pool #SD8329 5.00% 6/1/2053[7]		1,514	1,436
Freddie Mac Pool #QG5481 5.00% 6/1/2053[7]		296	281
Freddie Mac Pool #QG4328 5.00% 6/1/2053[7]		91	86
Freddie Mac Pool #QG5286 5.00% 6/1/2053[7]		64	60
Freddie Mac Pool #SD8331 5.50% 6/1/2053[7]		104,814	101,804
Freddie Mac Pool #SD3505 6.00% 6/1/2053[7]		38,443	38,137
Freddie Mac Pool #SD3175 6.00% 6/1/2053[7]		10,049	9,978
Freddie Mac Pool #RA9279 6.00% 6/1/2053[7]		7,945	7,901
Freddie Mac Pool #RA9283 6.00% 6/1/2053[7]		7,459	7,431
Freddie Mac Pool #RA9281 6.00% 6/1/2053[7]		4,970	4,940
Freddie Mac Pool #RA9284 6.00% 6/1/2053[7]		3,415	3,424
Freddie Mac Pool #RA9294 6.50% 6/1/2053[7]		5,848	5,931
Freddie Mac Pool #RA9292 6.50% 6/1/2053[7]		5,065	5,122
Freddie Mac Pool #RA9289 6.50% 6/1/2053[7]		4,748	4,829
Freddie Mac Pool #RA9288 6.50% 6/1/2053[7]		4,483	4,569
Freddie Mac Pool #RA9287 6.50% 6/1/2053[7]		3,298	3,369
Freddie Mac Pool #RA9290 6.50% 6/1/2053[7]		2,475	2,514
Freddie Mac Pool #RA9291 6.50% 6/1/2053[7]		1,808	1,828
Freddie Mac Pool #RA9295 6.50% 6/1/2053[7]		1,341	1,375
Freddie Mac Pool #SD8341 5.00% 7/1/2053[7]		946	897
Freddie Mac Pool #QG6844 5.00% 7/1/2053[7]		253	240
Freddie Mac Pool #SD8342 5.50% 7/1/2053[7]		358,579	348,279
Freddie Mac Pool #SD3356 6.00% 7/1/2053[7]		12,228	12,141
Freddie Mac Pool #SD8362 5.50% 9/1/2053[7]		1,661	1,613
Freddie Mac Pool #SD3825 6.50% 9/1/2053[7]		253,443	255,993
Freddie Mac Pool #RA9865 6.50% 9/1/2053[7]		54,116	54,795
Freddie Mac Pool #SD8367 5.50% 10/1/2053[7]		20,852	20,253
Freddie Mac Pool #SD4053 6.00% 10/1/2053[7]		381	378
Freddie Mac Pool #SD8369 6.50% 10/1/2053[7]		138,963	140,110
Freddie Mac Pool #SD4977 5.00% 11/1/2053[7]		134,308	127,354
Freddie Mac Pool #SD8371 5.00% 11/1/2053[7]		25,236	23,925
Freddie Mac Pool #SD8372 5.50% 11/1/2053[7]		7,329	7,118
Freddie Mac Pool #QH3557 6.50% 11/1/2053[7]		3,612	3,650
Freddie Mac Pool #RJ0668 6.00% 1/1/2054[7]		7,048	7,004
Freddie Mac Pool #SD4795 6.00% 1/1/2054[7]		4,947	4,918
Freddie Mac Pool #SD8407 5.00% 3/1/2054[7]		19,233	18,234
Freddie Mac Pool #SD8408 5.50% 3/1/2054[7]		13,896	13,496
Freddie Mac Pool #RJ1216 5.50% 4/1/2054[7]		1,489	1,450
Freddie Mac Pool #RJ1215 5.50% 4/1/2054[7]		1,139	1,107
Freddie Mac, Series 2122, Class QM, 6.25% 2/15/2029[7]		315	311
Freddie Mac, Series K050, Class A2, Multi Family, 3.334% 8/25/2025[7]		11,250	10,962
Freddie Mac, Series K055, Class A2, Multi Family, 2.673% 3/25/2026[7]		3,500	3,342
Freddie Mac, Series K064, Class A2, Multi Family, 3.224% 3/25/2027[7,8]		4,390	4,163
Freddie Mac, Series K066, Class A2, Multi Family, 3.117% 6/25/2027[7]		4,360	4,106
Freddie Mac, Series K067, Class A2, Multi Family, 3.194% 7/25/2027[7]		4,810	4,529
Freddie Mac, Series K068, Class A2, Multi Family, 3.244% 8/25/2027[7]		2,350	2,214
Freddie Mac, Series K069, Class A2, Multi Family, 3.187% 9/25/2027[7,8]		8,906	8,384

12	Capital Income Builder

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac, Series K156, Class A2, Multi Family, 4.43% 2/25/2033[7,8]	USD	13,801	$13,120
Freddie Mac, Series 3135, Class OP, principal only, 0% 4/15/2026[7]		34	33
Freddie Mac, Series 3117, Class OG, principal only, 0% 2/15/2036[7]		43	37
Freddie Mac, Series 3136, Class OP, principal only, 0% 4/15/2036[7]		577	440
Freddie Mac, Series 3147, Class OD, principal only, 0% 4/15/2036[7]		226	194
Freddie Mac, Series 3155, Class FO, principal only, 0% 5/15/2036[7]		390	314
Freddie Mac, Series 3149, Class MO, principal only, 0% 5/15/2036[7]		82	71
Freddie Mac, Series 3149, Class AO, principal only, 0% 5/15/2036[7]		72	60
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056[7]		8,048	6,693
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056[7]		1,620	1,370
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[7]		7,985	7,246
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[7,8]		7,797	7,100
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057[7]		8,508	7,086
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[7,8]		12,545	10,872
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[7]		7,081	6,176
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 6/25/2057[7]		12,812	12,057
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[7]		10,669	10,007
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057[7]		8,794	7,604
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058[7]		4,083	3,530
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058[7]		1,187	1,103
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058[7]		3,457	2,982
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[7]		2,129	1,839
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[7]		26,962	24,191
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028[7]		584	544
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029[7]		34,084	31,093
Government National Mortgage Assn. 3.00% 5/1/2054[7,9]		2,200	1,872
Government National Mortgage Assn. 3.50% 5/1/2054[7,9]		1,500	1,321
Government National Mortgage Assn. 4.00% 5/1/2054[7,9]		62,488	56,632
Government National Mortgage Assn. 4.50% 5/1/2054[7,9]		1,350	1,257
Government National Mortgage Assn. 5.00% 5/1/2054[7,9]		3,750	3,590
Government National Mortgage Assn. 5.50% 5/1/2054[7,9]		3,500	3,432
Government National Mortgage Assn. Pool #736682 4.50% 12/15/2037[7]		394	375
Government National Mortgage Assn. Pool #738938 6.50% 2/20/2039[7]		71	73
Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039[7]		694	716
Government National Mortgage Assn. Pool #783689 5.50% 2/20/2040[7]		922	928
Government National Mortgage Assn. Pool #783539 5.00% 10/20/2040[7]		814	784
Government National Mortgage Assn. Pool #783688 5.00% 6/20/2041[7]		887	881
Government National Mortgage Assn. Pool #005198 6.50% 9/20/2041[7]		342	352
Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041[7]		899	852
Government National Mortgage Assn. Pool #MA2894 4.50% 6/20/2045[7]		968	924
Government National Mortgage Assn. Pool #MA3246 4.50% 11/20/2045[7]		1,321	1,260
Government National Mortgage Assn. Pool #MA5077 3.50% 3/20/2048[7]		3,782	3,374
Government National Mortgage Assn. Pool #MA5468 5.00% 9/20/2048[7]		363	352
Government National Mortgage Assn. Pool #MA5530 5.00% 10/20/2048[7]		88	86
Government National Mortgage Assn. Pool #MA5652 4.50% 12/20/2048[7]		487	460
Government National Mortgage Assn. Pool #MA5711 4.50% 1/20/2049[7]		826	780
Government National Mortgage Assn. Pool #MA5712 5.00% 1/20/2049[7]		1,024	994
Government National Mortgage Assn. Pool #MA5764 4.50% 2/20/2049[7]		1,774	1,676
Government National Mortgage Assn. Pool #MA5878 5.00% 4/20/2049[7]		10,291	9,978
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049[7]		6,331	6,158

Capital Income Builder	13

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Government National Mortgage Assn. Pool #MA8267 4.00% 9/20/2052[7]	USD	264,650	$239,992
Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053[7]		17,602	16,861
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053[7]		11,721	10,924
Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053[7]		96,051	92,009
Government National Mortgage Assn. Pool #773426 4.70% 9/20/2061[7]		10	9
Government National Mortgage Assn. Pool #795485 4.651% 7/20/2062[7]		12	12
Government National Mortgage Assn. Pool #AG8088 4.90% 3/20/2064[7]		1	1
Government National Mortgage Assn. Pool #AG8117 4.912% 4/20/2064[7]		2	2
Government National Mortgage Assn. Pool #AG8193 4.90% 9/20/2064[7]		1	1
Government National Mortgage Assn. Pool #AG8207 4.90% 11/20/2064[7]		1	1
Government National Mortgage Assn. Pool #AG8244 4.90% 1/20/2065[7]		1	1
Government National Mortgage Assn., Series 2005-7, Class AO, principal only, 0% 2/16/2035[7]		333	285
Government National Mortgage Assn., Series 2007-8, Class LO, principal only, 0% 3/20/2037[7]		322	256
Uniform Mortgage-Backed Security 2.50% 5/1/2039[7,9]		150,000	132,841
Uniform Mortgage-Backed Security 2.00% 5/1/2054[7,9]		10,398	7,850
Uniform Mortgage-Backed Security 2.50% 5/1/2054[7,9]		5,916	4,681
Uniform Mortgage-Backed Security 3.00% 5/1/2054[7,9]		17,010	14,047
Uniform Mortgage-Backed Security 3.50% 5/1/2054[7,9]		54,076	46,613
Uniform Mortgage-Backed Security 4.00% 5/1/2054[7,9]		15,618	13,970
Uniform Mortgage-Backed Security 4.50% 5/1/2054[7,9]		39,825	36,702
Uniform Mortgage-Backed Security 5.00% 5/1/2054[7,9]		59,433	56,323
Uniform Mortgage-Backed Security 5.50% 5/1/2054[7,9]		10,520	10,212
Uniform Mortgage-Backed Security 6.00% 5/1/2054[7,9]		2,692	2,667
Uniform Mortgage-Backed Security 6.50% 5/1/2054[7,9]		5,773	5,817
Uniform Mortgage-Backed Security 7.00% 5/1/2054[7,9]		65,456	66,821
Uniform Mortgage-Backed Security 2.00% 6/1/2054[7,9]		6,000	4,542
Uniform Mortgage-Backed Security 2.50% 6/1/2054[7,9]		25,000	19,798
Uniform Mortgage-Backed Security 3.00% 6/1/2054[7,9]		43,336	35,813
Uniform Mortgage-Backed Security 3.50% 6/1/2054[7,9]		64,516	55,653
Uniform Mortgage-Backed Security 4.00% 6/1/2054[7,9]		6,226	5,571
Uniform Mortgage-Backed Security 4.50% 6/1/2054[7,9]		8,567	7,897
Uniform Mortgage-Backed Security 5.00% 6/1/2054[7,9]		179,500	170,085
Uniform Mortgage-Backed Security 5.50% 6/1/2054[7,9]		43,750	42,460
Uniform Mortgage-Backed Security 6.00% 6/1/2054[7,9]		19,150	18,967
Uniform Mortgage-Backed Security 6.50% 6/1/2054[7,9]		60,500	60,923
Uniform Mortgage-Backed Security 7.00% 6/1/2054[7,9]		343,768	350,630
			7,439,124

Commercial mortgage-backed securities 0.41%
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class B, 6.624% 3/15/2056[7,8]		5,216	5,044
Benchmark Mortgage Trust, Series 2023-B38, Class A4, 5.525% 4/15/2056[7]		6,364	6,296
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057[7]		504	512
Benchmark Mortgage Trust, Series 2024-V5, Class C, 7.205% 1/10/2057[7,8]		69	69
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.77%) 7.091% 5/15/2039[1,7,8]		10,389	10,408
BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 7.219% 4/15/2037[1,7,8]		31,327	31,512
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 7.436% 6/15/2027[1,7,8]		31,020	31,179
BX Trust, Series 2024-CNYN, Class A, (1-month USD CME Term SOFR + 1.442%) 6.763% 4/15/2029[1,7,8]		2,919	2,920
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 6.135% 9/15/2036[1,7,8]		55,444	54,927
BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 6.335% 10/15/2036[1,7,8]		26,562	26,253
BX Trust, Series 2021-ARIA, Class C, (1-month USD CME Term SOFR + 1.76%) 7.081% 10/15/2036[1,7,8]		3,984	3,920
BX Trust, Series 2021-ARIA, Class D, (1-month USD CME Term SOFR + 2.01%) 7.331% 10/15/2036[1,7,8]		1,380	1,352
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 6.812% 4/15/2037[1,7,8]		11,571	11,575
BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 6.105% 6/15/2038[1,7,8]		10,236	10,147
BX Trust, Series 2021-SOAR, Class C, (1-month USD CME Term SOFR + 1.214%) 6.535% 6/15/2038[1,7,8]		868	860

14	Capital Income Builder

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
BX Trust, Series 2021-SOAR, Class D, (1-month USD CME Term SOFR + 1.514%) 6.835% 6/15/2038[1,7,8]	USD	3,294	$3,265
BX Trust, Series 2021-ACNT, Class B, (1-month USD CME Term SOFR + 1.364%) 6.685% 11/15/2038[1,7,8]		1,883	1,867
BX Trust, Series 2021-ACNT, Class C, (1-month USD CME Term SOFR + 1.614%) 6.935% 11/15/2038[1,7,8]		370	366
BX Trust, Series 2021-ACNT, Class D, (1-month USD CME Term SOFR + 1.964%) 7.285% 11/15/2038[1,7,8]		1,057	1,049
BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 7.772% 8/15/2039[1,7,8]		8,381	8,428
BX Trust, Series 2023-VLT2, Class A, (1-month USD CME Term SOFR + 2.281%) 7.602% 6/15/2040[1,7,8]		18,901	18,991
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[1,7,8]		22,540	22,450
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.919% 8/12/2043[1,7,8]		49,520	49,353
DC Commercial Mortgage Trust, Series 2023-DC, Class D, 7.379% 9/10/2040[1,7,8]		1,031	1,010
DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.379% 9/10/2040[1,7,8]		680	685
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 6.515% 7/15/2038[1,7,8]		9,596	9,590
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD CME Term SOFR + 1.814%) 7.135% 7/15/2038[1,7,8]		1,098	1,097
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD CME Term SOFR + 2.364%) 7.685% 7/15/2038[1,7,8]		1,150	1,151
FS Commercial Trust, Series 2023-4SZN, Class A, 7.066% 11/10/2039[1,7]		3,231	3,301
Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 6.991% 5/15/2041[1,7,8]		3,164	3,160
GS Mortgage Securities Trust, Series 2018-HULA, Class A, (1-month USD CME Term SOFR + 1.223%) 6.355% 7/15/2025[1,7,8]		13,722	13,676
GS Mortgage Securities Trust, Series 2018-HULA, Class B, (1-month USD CME Term SOFR + 1.553%) 6.685% 7/15/2025[1,7,8]		1,704	1,697
GS Mortgage Securities Trust., Series 2024-70P, Class A, 5.487% 3/10/2041[1,7,8]		3,831	3,718
Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD CME Term SOFR + 1.264%) 6.518% 5/17/2038[1,7,8]		35,000	34,938
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.876% 5/10/2039[1,7,8]		591	586
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039[1,7]		871	721
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.565% 1/5/2039[1,7,8]		219	176
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M7, (30-day Average USD-SOFR + 4.00%) 9.33% 11/25/2053[1,7,8]		310	316
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M10, (30-day Average USD-SOFR + 6.50%) 11.83% 11/25/2053[1,7,8]		1,350	1,424
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 6.692% 5/15/2039[1,7,8]		2,832	2,834
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class B, (1-month USD CME Term SOFR + 1.741%) 7.041% 5/15/2039[1,7,8]		486	487
SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 6.166% 11/15/2038[1,7,8]		34,504	34,290
SREIT Trust, Series 2021-MFP, Class C, (1-month USD CME Term SOFR + 1.443%) 6.764% 11/15/2038[1,7,8]		993	986
			418,586

Collateralized mortgage-backed obligations (privately originated) 0.27%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[1,7,8]		11,073	9,486
Bear Stearns ARM Trust, Series 2003-8, Class IIIA, 3.827% 1/25/2034[7,8]		287	218
BRAVO Residential Funding Trust, Series 2022-R1, Class A, 3.125% 1/29/2070 (6.125% on 1/29/2025)[1,7,10]		3,038	2,820
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 10/27/2031[1,7,8]		8,467	8,283
Cascade Funding Mortgage Trust, Series 2021-HB7, Class M1, 2.125% 10/27/2031[1,7,8]		1,296	1,242
Cascade Funding Mortgage Trust, Series 2023-HB12, Class M1, 4.25% 4/25/2033[1,7,8]		675	634
Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 4/25/2033[1,7,8]		253	248
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[1,7,8]		14,893	13,557
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 7.23% 6/25/2043[1,7,8]		13,341	13,514
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 11/25/2032[7]		90	89

Capital Income Builder	15

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 12/25/2032[7]	USD	71		$72
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 7/25/2033[7]		72		70
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 3/25/2069[1,7]		7,787		8,013
Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 10/25/2051[1,7,8]		28		22
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 7.33% 4/25/2042[1,7,8]		5,557		5,619
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 7.48% 9/25/2042[1,7,8]		2,004		2,031
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 9.03% 9/25/2042[1,7,8]		5,838		6,211
Home Partners of America Trust, Series 2022-1, Class A, 3.93% 4/17/2039[1,7]		14,588		13,833
Imperial Fund Mortgage Trust, Series 2022-NQM7, Class A1, 7.369% 11/25/2067 (8.369% on 11/1/2026)[1,7,10]		14,615		14,743
Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2/25/2061 (7.00% on 4/25/2025)[1,7,10]		15,299		14,867
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 4/25/2061[1,7,8]		1,813		1,757
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (5.25% on 11/25/2024)[1,7,10]		7,476		7,213
Mello Mortgage Capital Acceptance Trust, Series 2021-MTG3, Class A3, 2.50% 7/1/2051[1,7,8]		—	[3]	—	[3]
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (3-month USD CME Term SOFR + 0.965%) 6.281% 11/25/2055[1,7,8]		24,241		24,227
Mill City Mortgage Trust, Series 2018-1, Class A1, 3.25% 5/25/2062[1,7,8]		88		86
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD CME Term SOFR + 0.865%) 6.181% 5/25/2055[1,7,8]		21,673		21,694
Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028)[1,7,10]		9,254		9,214
Progress Residential Trust, Series 2024-SFR2, Class A, 3.30% 4/17/2041[1,7]		15,026		13,474
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[1,7,8]		2,084		2,033
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 10/25/2056[1,7,8]		29		29
Towd Point Mortgage Trust, Series 2017-5, Class A1, 6.031% 2/25/2057[1,7,8]		289		294
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 6/25/2057[1,7,8]		443		424
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 7/25/2057[1,7,8]		119		117
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057[1,7,8]		654		627
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058[1,7,8]		803		777
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 7/25/2058[1,7,8]		211		204
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060[1,7]		58,353		50,939
Treehouse Park Improvement Association No.1 9.75% 12/1/2033[1,2]		6,473		6,014
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038[1,7]		19,525		17,926
Tricon Residential Trust, Series 2023-SFR2, Class A, 5.00% 12/17/2040[1,7]		2,714		2,627
				275,248

Total mortgage-backed obligations				8,132,958

U.S. Treasury bonds & notes 4.89%
U.S. Treasury 4.89%
U.S. Treasury 7.50% 11/15/2024[11]		331,274		335,687
U.S. Treasury 4.50% 11/30/2024		23,500		23,386
U.S. Treasury 4.25% 12/31/2024		500		497
U.S. Treasury 7.625% 2/15/2025		250,000		255,293
U.S. Treasury 4.625% 2/28/2025		493,000		490,400
U.S. Treasury 4.25% 5/31/2025		5,000		4,947
U.S. Treasury 3.00% 7/15/2025		45,000		43,857
U.S. Treasury 4.75% 7/31/2025		2,000		1,989
U.S. Treasury 6.875% 8/15/2025		145,145		148,711
U.S. Treasury 4.50% 11/15/2025		15,350		15,202
U.S. Treasury 4.00% 12/15/2025		90,000		88,421
U.S. Treasury 3.875% 1/15/2026		27,000		26,459
U.S. Treasury 4.25% 1/31/2026		205,000		202,114
U.S. Treasury 4.00% 2/15/2026		10,000		9,815
U.S. Treasury 6.00% 2/15/2026		206,000		209,951
U.S. Treasury 3.75% 4/15/2026		4,000		3,904
U.S. Treasury 4.125% 6/15/2026		12,000		11,788
U.S. Treasury 4.50% 7/15/2026		4,000		3,958
U.S. Treasury 4.375% 8/15/2026		3,000		2,960

16	Capital Income Builder

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 6.75% 8/15/2026	USD	35,000	$36,378
U.S. Treasury 4.625% 9/15/2026		42,602	42,271
U.S. Treasury 4.625% 10/15/2026		25,100	24,908
U.S. Treasury 4.625% 11/15/2026		3,000	2,977
U.S. Treasury 6.50% 11/15/2026		178,000	185,454
U.S. Treasury 4.00% 1/15/2027		1,016	993
U.S. Treasury 2.25% 2/15/2027		75	70
U.S. Treasury 4.125% 2/15/2027		3,000	2,940
U.S. Treasury 6.625% 2/15/2027		65,000	68,154
U.S. Treasury 2.625% 5/31/2027		6,500	6,087
U.S. Treasury 2.75% 7/31/2027		400,000	374,944
U.S. Treasury 6.375% 8/15/2027		54,937	57,522
U.S. Treasury 6.125% 11/15/2027[11]		366,294	381,804
U.S. Treasury 3.875% 12/31/2027		123,463	119,579
U.S. Treasury 4.00% 6/30/2028		5,000	4,855
U.S. Treasury 4.125% 7/31/2028		207,000	201,865
U.S. Treasury 2.875% 8/15/2028		148,319	137,517
U.S. Treasury 4.375% 11/30/2028		65,000	64,018
U.S. Treasury 4.00% 1/31/2029		10,733	10,400
U.S. Treasury 4.625% 4/30/2029		18,271	18,201
U.S. Treasury 6.25% 5/15/2030		198,563	214,324
U.S. Treasury 4.625% 4/30/2031		9,731	9,688
U.S. Treasury 1.875% 2/15/2032		100,000	81,740
U.S. Treasury 2.875% 5/15/2032		278,476	244,712
U.S. Treasury 4.125% 11/15/2032		14,654	14,072
U.S. Treasury 4.00% 2/15/2034		21,363	20,230
U.S. Treasury 4.50% 8/15/2039		56,000	54,425
U.S. Treasury 1.125% 5/15/2040[11]		226,344	133,289
U.S. Treasury 4.00% 11/15/2042		12,950	11,537
U.S. Treasury 4.75% 11/15/2043		27,016	26,499
U.S. Treasury 4.50% 2/15/2044		13,904	13,202
U.S. Treasury 3.00% 5/15/2047		108,296	79,784
U.S. Treasury 3.00% 2/15/2049[11]		112,916	82,349
U.S. Treasury 1.375% 8/15/2050[11]		38,101	18,596
U.S. Treasury 2.00% 8/15/2051		37,789	21,698
U.S. Treasury 2.25% 2/15/2052[11]		207,137	126,305
U.S. Treasury 3.00% 8/15/2052[11]		136,283	98,379
U.S. Treasury 4.00% 11/15/2052		24,585	21,541
U.S. Treasury 4.75% 11/15/2053		65,614	65,250
U.S. Treasury 4.25% 2/15/2054		8,000	7,323

Total U.S. Treasury bonds & notes			4,965,219

Corporate bonds, notes & loans 2.74%
Financials 0.48%
ACE Capital Trust II, junior subordinated, 9.70% 4/1/2030		7,210	8,418
AIB Group PLC 5.75% 2/16/2029 (1-year EUR Mid-Swap + 2.85% on 2/16/2028)[10]	EUR	2,000	2,264
AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028)[1,10]	USD	450	459
AIB Group PLC 2.875% 5/30/2031 (5-year EUR Mid-Swap + 3.30% on 5/30/2026)[10]	EUR	1,000	1,027
Alpha Bank SA 5.50% 6/11/2031 (5-year EUR Mid-Swap + 5.823% on 6/11/2026)[10]		3,000	3,158
American Express Co. 5.532% 4/25/2030 (USD-SOFR + 1.09% on 4/25/2029)[10]	USD	1,500	1,498
AmWINS Group, Inc. 6.375% 2/15/2029[1]		935	924
Aon Corp. 3.90% 2/28/2052		3,000	2,167
Aon North America, Inc. 5.45% 3/1/2034		3,000	2,936
Banco BTG Pactual SA 6.25% 4/8/2029[1]		611	608
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[10]		1,500	1,307
Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028)[10]		1,834	1,845
Bank of America Corp. 2.592% 4/29/2031 (USD-SOFR + 2.15% on 4/29/2030)[10]		2,000	1,683
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[10]		5,479	4,358
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[10]		1,200	956
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033)[10]		3,500	3,373
Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033)[10]		1,000	1,002
Bank of America Corp. 5.468% 1/23/2035 (3-month USD CME Term SOFR + 1.65% on 1/23/2034)[10]		5,199	5,058
Bank of America Corp. 3.846% 3/8/2037 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 3/8/2032)[10]		5,000	4,308

Capital Income Builder	17

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Bank of New York Mellon Corp. 5.188% 3/14/2035 (USD-SOFR + 1.418% on 3/14/2034)[10]	USD	1,048	$1,008
BBVA Bancomer, SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)[1,10]		1,410	1,457
BlackRock Funding, Inc. 5.00% 3/14/2034		1,000	972
BlackRock Funding, Inc. 5.25% 3/14/2054		2,284	2,158
Block, Inc. 2.75% 6/1/2026		5,000	4,702
Block, Inc. 3.50% 6/1/2031		4,500	3,805
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[1,10]		1,275	1,094
BNP Paribas SA 5.738% 2/20/2035 (USD-SOFR + 1.88% on 2/20/2034)[1,10]		5,350	5,227
Boost Newco Borrower, LLC 7.50% 1/15/2031[1]		11,000	11,361
Boost Newco Borrower, LLC, Term Loan B, (3-month USD CME Term SOFR + 3.00%) 8.326% 1/31/2031[8,12]		3,000	3,015
BPCE SA 5.15% 7/21/2024[1]		2,000	1,994
BPCE SA 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026)[1,10]		2,000	1,997
BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028)[1,10]		3,500	3,603
BPCE SA 5.716% 1/18/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.959% on 1/18/2029)[1,10]		650	643
Bread Financial Holdings, Inc. 9.75% 3/15/2029[1]		485	505
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[1,10]		2,325	2,339
CaixaBank, SA 5.00% 7/19/2029 (3-month EUR-EURIBOR + 1.65% on 7/19/2028)[10]	EUR	2,000	2,214
CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029)[1,10]	USD	3,300	3,244
CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033)[1,10]		200	207
CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034)[1,10]		3,275	3,203
Capital One Financial Corp. 5.468% 2/1/2029 (USD-SOFR + 2.08% on 2/1/2028)[10]		793	779
Capital One Financial Corp. 6.312% 6/8/2029 (USD-SOFR + 2.64% on 6/8/2028)[10]		700	706
Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029)[10]		4,228	4,171
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033)[10]		2,619	2,637
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034)[10]		6,230	6,130
Charles Schwab Corp. (The) 5.853% 5/19/2034 (USD-SOFR + 2.50% on 5/19/2033)[10]		538	536
Charles Schwab Corp. (The) 6.136% 8/24/2034 (USD-SOFR + 2.01% on 8/24/2033)[10]		1,000	1,014
Chubb INA Holdings, LLC 5.00% 3/15/2034		907	879
Chubb INA Holdings, LLC 4.35% 11/3/2045		3,230	2,709
Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029)[10]		2,475	2,421
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032)[10]		8,537	7,063
Citigroup, Inc. 4.91% 5/24/2033 (USD-SOFR + 2.086% on 5/24/2032)[10]		300	282
Citigroup, Inc. 6.27% 11/17/2033 (USD-SOFR + 2.338% on 11/17/2032)[10]		1,721	1,767
Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[10]		2,775	2,755
Citigroup, Inc. 5.827% 2/13/2035 (USD-SOFR + 2.056% on 2/13/2034)[10]		9,000	8,666
Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029)[10]		3,195	3,130
Coinbase Global, Inc. 3.375% 10/1/2028[1]		2,700	2,266
Coinbase Global, Inc. 3.625% 10/1/2031[1]		3,525	2,752
Corebridge Financial, Inc. 4.35% 4/5/2042		1,500	1,204
Corebridge Financial, Inc. 4.40% 4/5/2052		2,985	2,292
Danske Bank AS 6.259% 9/22/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.18% on 9/22/2025)[1,10]		3,000	3,014
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[1,10]		3,500	3,345
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[10]		2,800	2,856
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[10]		3,925	4,035
Deutsche Bank AG 3.729% 1/14/2032 (USD-SOFR + 2.757% on 1/14/2031)[10]		1,250	1,030
Deutsche Bank AG 7.079% 2/10/2034 (USD-SOFR + 3.65% on 2/10/2033)[10]		2,000	1,995
Eurobank SA 5.875% 11/28/2029 (1-year EUR Mid-Swap + 2.83% on 11/28/2028)[10]	EUR	3,000	3,363
Goldman Sachs Group, Inc. 3.814% 4/23/2029 (3-month USD CME Term SOFR + 1.42% on 4/23/2028)[10]	USD	1,337	1,250
Goldman Sachs Group, Inc. 6.484% 10/24/2029 (USD-SOFR + 1.77% on 10/24/2028)[10]		4,774	4,927
Goldman Sachs Group, Inc. 2.60% 2/7/2030		1,594	1,368
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029)[10]		3,500	3,507
Goldman Sachs Group, Inc. 1.992% 1/27/2032 (USD-SOFR + 1.09% on 1/27/2031)[10]		550	434
Goldman Sachs Group, Inc. 2.65% 10/21/2032 (USD-SOFR + 1.264% on 10/21/2031)[10]		5,619	4,552
Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[10]		12,500	10,403
Goldman Sachs Group, Inc. 5.851% 4/25/2035 (USD-SOFR + 1.552% on 4/25/2034)[10]		4,025	4,029
Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041)[10]		61	42
Goldman Sachs Group, Inc. 3.436% 2/24/2043 (USD-SOFR + 1.632% on 2/24/2042)[10]		666	490
Goldman Sachs Group, Inc. 7.50% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 2.809% on 5/10/2029)[10]		3,000	3,040

18	Capital Income Builder

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
HSBC Holdings PLC 4.583% 6/19/2029 (3-month USD CME Term SOFR + 1.796% on 6/19/2028)[10]	USD	12,500	$11,922
HSBC Holdings PLC 6.254% 3/9/2034 (USD-SOFR + 2.39% on 3/9/2033)[10]		4,250	4,343
HSBC Holdings PLC 5.719% 3/4/2035 (USD-SOFR + 1.78% on 3/4/2034)[10]		7,081	6,937
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[10]		2,175	2,225
Intesa Sanpaolo SpA 5.017% 6/26/2024[1]		9,100	9,075
JPMorgan Chase & Co. 5.546% 12/15/2025 (USD-SOFR + 1.07% on 12/15/2024)[10]		4,000	3,990
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027)[10]		1,849	1,823
JPMorgan Chase & Co. 2.947% 2/24/2028 (USD-SOFR + 1.17% on 2/24/2027)[10]		2,750	2,560
JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027)[10]		4,850	4,847
JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027)[10]		768	743
JPMorgan Chase & Co. 5.012% 1/23/2030 (USD-SOFR + 1.31% on 1/23/2029)[10]		4,587	4,478
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029)[10]		6,675	6,671
JPMorgan Chase & Co. 4.565% 6/14/2030 (USD-SOFR + 1.75% on 6/14/2029)[10]		2,000	1,912
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[10]		822	652
JPMorgan Chase & Co. 2.963% 1/25/2033 (USD-SOFR + 1.26% on 1/25/2032)[10]		10,763	8,947
JPMorgan Chase & Co. 6.254% 10/23/2034 (USD-SOFR + 1.81% on 10/23/2033)[10]		1,300	1,347
JPMorgan Chase & Co. 5.336% 1/23/2035 (USD-SOFR + 1.62% on 1/23/2034)[10]		2,625	2,546
JPMorgan Chase & Co. 5.766% 4/22/2035 (USD-SOFR + 1.49% on 4/22/2034)[10]		7,200	7,208
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028)[1,10]		800	795
KBC Groep NV 6.324% 9/21/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.05% on 9/21/2033)[1,10]		3,025	3,053
Keybank National Assn. 4.70% 1/26/2026		3,000	2,921
Lloyds Banking Group PLC 4.375% 3/22/2028		5,375	5,125
Lloyds Banking Group PLC 4.976% 8/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 8/11/2032)[10]		1,000	939
Lloyds Banking Group PLC 5.679% 1/5/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 1/5/2034)[10]		6,225	6,075
M&T Bank Corp. 6.082% 3/13/2032 (USD-SOFR + 2.26% on 3/13/2031)[10]		500	489
Morgan Stanley 5.652% 4/13/2028 (USD-SOFR + 1.01% on 4/13/2027)[8]		5,000	5,006
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[10]		367	361
Morgan Stanley 5.173% 1/16/2030 (USD-SOFR + 1.45% on 1/16/2029)[10]		1,900	1,863
Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029)[10]		7,217	7,221
Morgan Stanley 2.943% 1/21/2033 (USD-SOFR + 1.29% on 1/21/2032)[10]		6,000	4,955
Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033)[10]		1,890	1,835
Morgan Stanley 6.627% 11/1/2034 (USD-SOFR + 2.05% on 11/1/2033)[10]		3,538	3,735
Morgan Stanley 5.381% 4/19/2035 (USD-SOFR + 1.58% on 4/19/2034)[10]		9,243	9,243
Morgan Stanley 5.948% 1/19/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.43% on 1/19/2033)[10]		2,000	1,945
Morgan Stanley 5.942% 2/7/2039 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 2/7/2039)[10]		3,673	3,536
MSCI, Inc. 4.00% 11/15/2029[1]		5,000	4,523
MSCI, Inc. 3.875% 2/15/2031[1]		2,000	1,752
Nasdaq, Inc. 5.35% 6/28/2028		500	498
Nasdaq, Inc. 5.55% 2/15/2034		1,000	979
Nasdaq, Inc. 5.95% 8/15/2053		796	786
Nasdaq, Inc. 6.10% 6/28/2063		470	471
National Australia Bank, Ltd. 2.99% 5/21/2031[1]		3,000	2,475
Navient Corp. 6.75% 6/15/2026		2,000	1,995
Navient Corp. 5.00% 3/15/2027		3,000	2,831
Navient Corp. 9.375% 7/25/2030		1,250	1,287
Navient Corp. 11.50% 3/15/2031		4,735	5,182
Navient Corp. 5.625% 8/1/2033		8,450	6,719
New York Life Global Funding 4.55% 1/28/2033[1]		421	394
OneMain Finance Corp. 6.875% 3/15/2025		2,000	2,015
Oxford Finance, LLC 6.375% 2/1/2027[1]		2,415	2,275
Piraeus Bank SA 8.25% 1/28/2027 (1-year EUR Mid-Swap + 5.715% on 1/28/2026)[10]	EUR	1,000	1,139
Piraeus Bank SA 3.875% 11/3/2027 (1-year EUR Mid-Swap + 3.948% on 11/3/2026)[10]		2,000	2,095
Piraeus Bank SA 7.25% 7/13/2028 (1-year EUR Mid-Swap + 3.692% on 7/13/2027)[10]		2,000	2,284
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[10]	USD	950	946
PNC Financial Services Group, Inc. 6.037% 10/28/2033 (USD-SOFR + 2.14% on 10/28/2032)[10]		3,000	3,025
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[10]		8,729	9,269

Capital Income Builder	19

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034)[10]	USD	1,171	$1,148
Skandinaviska Enskilda Banken AB 0.75% 11/3/2031 (5-year EUR Mid-Swap + 0.88% on 11/3/2026)[10]	EUR	4,700	4,585
Standard Chartered PLC 6.097% 1/11/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/11/2034)[1,10]	USD	400	400
State Street Corp. 4.821% 1/26/2034 (USD-SOFR + 1.567% on 1/26/2033)[10]		3,566	3,366
State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033)[10]		1,275	1,233
SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[10,13]		2,690	39
Swedbank AB 6.136% 9/12/2026[1]		795	803
Synchrony Financial 2.875% 10/28/2031		1,250	986
Synchrony Financial 7.25% 2/2/2033		1,500	1,464
Truist Financial Corp. 4.873% 1/26/2029 (USD-SOFR + 1.435% on 1/26/2028)[10]		2,000	1,940
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[10]		840	825
Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034)[10]		2,566	2,491
U.S. Bancorp 3.15% 4/27/2027		4,000	3,765
U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033)[10]		4,150	3,832
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033)[10]		575	569
U.S. Bancorp 5.678% 1/23/2035 (USD-SOFR + 1.86% on 1/23/2034)[10]		1,600	1,564
UBS Group AG 2.193% 6/5/2026 (USD-SOFR + 2.044% on 6/5/2025)[1,10]		1,000	960
UBS Group AG 6.246% 9/22/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 9/22/2028)[1,10]		3,500	3,553
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029)[1,10]		750	738
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[1,10]		5,104	4,656
UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031)[1,10]		1,000	828
UBS Group AG 6.301% 9/22/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 9/22/2033)[1,10]		4,000	4,062
UBS Group AG 5.699% 2/8/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.77% on 2/8/2034)[1,10]		2,325	2,255
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027)[10]		6,950	6,956
Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[10]		2,000	1,949
Wells Fargo & Co. 5.198% 1/23/2030 (USD-SOFR + 1.50% on 1/23/2029)[10]		1,550	1,520
Wells Fargo & Co. 3.35% 3/2/2033 (USD-SOFR + 1.50% on 3/2/2032)[10]		10,000	8,445
Wells Fargo & Co. 5.557% 7/25/2034 (USD-SOFR + 1.99% on 7/25/2033)[10]		2,886	2,814
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)[10]		3,785	3,942
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[10]		1,508	1,258
Willis North America, Inc. 5.35% 5/15/2033		3,000	2,886
Willis North America, Inc. 5.90% 3/5/2054		3,000	2,879
			482,910

Energy 0.42%
3R Lux SARL 9.75% 2/5/2031[1]		1,185	1,247
AI Candelaria (Spain), SLU 7.50% 12/15/2028[1]		355	342
AI Candelaria (Spain), SLU 5.75% 6/15/2033[1]		1,495	1,157
Antero Resources Corp. 7.625% 2/1/2029[1]		1,000	1,025
Apache Corp. 4.25% 1/15/2030		17,930	16,507
Apache Corp. 5.10% 9/1/2040		1,013	844
Apache Corp. 5.25% 2/1/2042		427	355
Apache Corp. 5.35% 7/1/2049		1,905	1,551
Baytex Energy Corp. 8.50% 4/30/2030[1]		275	287
Baytex Energy Corp. 7.375% 3/15/2032[1]		2,080	2,099
Borr IHC, Ltd. 10.00% 11/15/2028[1]		2,640	2,738
Borr IHC, Ltd. 10.375% 11/15/2030[1]		3,250	3,386
Canadian Natural Resources, Ltd. 3.85% 6/1/2027		1,000	952
Canadian Natural Resources, Ltd. 2.95% 7/15/2030		3,873	3,327
Cenovus Energy, Inc. 5.25% 6/15/2037		807	741
Cenovus Energy, Inc. 5.40% 6/15/2047		3,514	3,142
Cheniere Energy Partners, LP 4.50% 10/1/2029		1,000	936
Cheniere Energy Partners, LP 5.95% 6/30/2033		2,000	1,996
Chesapeake Energy Corp. 5.50% 2/1/2026[1]		6,000	5,929
Chesapeake Energy Corp. 5.875% 2/1/2029[1]		5,420	5,320
Civitas Resources, Inc. 5.00% 10/15/2026[1]		3,070	2,972
Civitas Resources, Inc. 8.375% 7/1/2028[1]		2,515	2,627
Civitas Resources, Inc. 8.625% 11/1/2030[1]		1,225	1,304
Civitas Resources, Inc. 8.75% 7/1/2031[1]		1,210	1,285

20	Capital Income Builder

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
CNX Resources Corp. 7.25% 3/1/2032[1]	USD	1,170	$1,174
Columbia Pipelines Holding Co., LLC 6.055% 8/15/2026[1]		2,000	2,007
Columbia Pipelines Holding Co., LLC 6.042% 8/15/2028[1]		2,000	2,019
Columbia Pipelines Holding Co., LLC 6.544% 11/15/2053[1]		699	721
Constellation Oil Services Holding SA 3.00% Cash 12/31/2026[14]		262	210
Continental Resources, Inc. 4.90% 6/1/2044		2,000	1,615
Coterra Energy, Inc. 5.60% 3/15/2034		7,500	7,337
Crescent Energy Finance, LLC 9.25% 2/15/2028[1]		3,538	3,741
Crescent Energy Finance, LLC 7.625% 4/1/2032[1]		2,280	2,290
Diamond Foreign Asset Co. 8.50% 10/1/2030[1]		605	633
Diamondback Energy, Inc. 5.20% 4/18/2027		2,000	1,986
Diamondback Energy, Inc. 5.15% 1/30/2030		1,045	1,025
Diamondback Energy, Inc. 5.40% 4/18/2034		4,401	4,278
Diamondback Energy, Inc. 5.75% 4/18/2054		1,517	1,449
Diamondback Energy, Inc. 5.90% 4/18/2064		1,123	1,069
DT Midstream, Inc. 4.125% 6/15/2029[1]		1,000	907
DT Midstream, Inc. 4.375% 6/15/2031[1]		4,000	3,554
Ecopetrol SA 8.875% 1/13/2033		1,440	1,475
Ecopetrol SA 8.375% 1/19/2036		1,220	1,187
Enbridge Energy Partners, LP 7.375% 10/15/2045		5,459	6,089
Enbridge, Inc. 6.70% 11/15/2053		2,239	2,396
Endeavor Energy Resources, LP 5.75% 1/30/2028[1]		1,000	1,014
Energean Israel Finance, Ltd. 5.875% 3/30/2031[1]		1,060	906
Energy Transfer, LP 6.10% 12/1/2028		1,753	1,788
Energy Transfer, LP 6.40% 12/1/2030		2,981	3,072
Energy Transfer, LP 5.55% 5/15/2034		4,760	4,635
Energy Transfer, LP 5.95% 5/15/2054		4,500	4,244
Energy Transfer, LP 6.625% junior subordinated perpetual bonds (3-month USD-LIBOR + 4.155% on 2/15/2028)[10,15]		5,220	4,815
Energy Transfer, LP (3-month USD CME Term SOFR + 4.29%) 9.597% junior subordinated perpetual bonds[8]		5,000	5,007
EQM Midstream Partners, LP 6.00% 7/1/2025[1]		2,500	2,498
EQM Midstream Partners, LP 4.125% 12/1/2026		2,000	1,915
EQM Midstream Partners, LP 7.50% 6/1/2027[1]		2,000	2,039
EQM Midstream Partners, LP 6.50% 7/1/2027[1]		1,255	1,258
EQM Midstream Partners, LP 4.50% 1/15/2029[1]		2,290	2,121
EQM Midstream Partners, LP 6.375% 4/1/2029[1]		1,005	996
EQM Midstream Partners, LP 6.50% 7/15/2048		4,000	3,950
EQT Corp. 7.25% 2/1/2030[10]		15,000	15,668
Equinor ASA 3.625% 9/10/2028		13,165	12,436
Equinor ASA 3.25% 11/18/2049		7,583	5,193
Equinor ASA 3.70% 4/6/2050		500	371
Exxon Mobil Corp. 2.61% 10/15/2030		20,000	17,323
Exxon Mobil Corp. 3.452% 4/15/2051		2,000	1,415
Harbour Energy PLC 5.50% 10/15/2026[1]		4,000	3,925
Hess Midstream Operations, LP 5.625% 2/15/2026[1]		1,000	990
Hess Midstream Operations, LP 5.50% 10/15/2030[1]		4,000	3,828
Hilcorp Energy I, LP 6.25% 11/1/2028[1]		1,000	986
Hilcorp Energy I, LP 5.75% 2/1/2029[1]		665	639
Hilcorp Energy I, LP 6.00% 4/15/2030[1]		3,260	3,127
Hilcorp Energy I, LP 6.00% 2/1/2031[1]		450	431
Hilcorp Energy I, LP 6.25% 4/15/2032[1]		5,125	4,953
Hilcorp Energy I, LP 8.375% 11/1/2033[1]		1,045	1,122
Jonah Energy, LLC 12.00% 11/5/2025[2]		36	36
Kinder Morgan, Inc. 5.00% 2/1/2029		1,000	976
Kinder Morgan, Inc. 4.80% 2/1/2033		3,000	2,782
Kinder Morgan, Inc. 5.20% 6/1/2033		1,387	1,322
Kinder Morgan, Inc. 5.40% 2/1/2034		1,757	1,694
Kinder Morgan, Inc. 3.25% 8/1/2050		2,007	1,258
Kinder Morgan, Inc. 3.60% 2/15/2051		4,000	2,669
Kinder Morgan, Inc. 5.45% 8/1/2052		826	745
Kinetik Holdings, LP 6.625% 12/15/2028[1]		2,655	2,670
Kinetik Holdings, LP 5.875% 6/15/2030[1]		2,000	1,935
Leviathan Bond, Ltd. 6.75% 6/30/2030[1]		1,390	1,245
Marathon Oil Corp. 5.20% 6/1/2045		3,500	2,993
Matador Resources Co. 6.875% 4/15/2028[1]		950	958
Matador Resources Co. 6.50% 4/15/2032[1]		2,090	2,073

Capital Income Builder	21

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
MEG Energy Corp. 5.875% 2/1/2029[1]	USD	1,805	$1,748
Modec Finance BV 7.84% 7/15/2026[2,16]		2,000	2,011
MPLX, LP 4.95% 9/1/2032		6,333	5,976
Murphy Oil Corp. 5.875% 12/1/2027		2,005	1,986
Murphy Oil Corp. 6.375% 7/15/2028		2,000	2,000
Murphy Oil USA, Inc. 3.75% 2/15/2031[1]		2,000	1,719
Nabors Industries, Inc. 7.375% 5/15/2027[1]		1,000	992
Nabors Industries, Inc. 9.125% 1/31/2030[1]		1,120	1,156
New Fortress Energy, Inc. 6.75% 9/15/2025[1]		3,000	2,966
New Fortress Energy, Inc. 6.50% 9/30/2026[1]		8,085	7,738
New Fortress Energy, Inc. 8.75% 3/15/2029[1]		2,215	2,162
NGPL PipeCo, LLC 7.768% 12/15/2037[1]		2,000	2,183
Noble Finance II, LLC 8.00% 4/15/2030[1]		625	644
Occidental Petroleum Corp. 6.125% 1/1/2031		5,000	5,067
Occidental Petroleum Corp. 4.625% 6/15/2045		2,000	1,541
Occidental Petroleum Corp. 4.40% 4/15/2046		2,000	1,547
Occidental Petroleum Corp. 4.40% 8/15/2049		6,000	4,323
Oleoducto Central SA 4.00% 7/14/2027[1]		1,065	987
ONEOK, Inc. 5.65% 11/1/2028		500	502
ONEOK, Inc. 4.35% 3/15/2029		360	342
ONEOK, Inc. 3.10% 3/15/2030		2,234	1,949
ONEOK, Inc. 5.80% 11/1/2030		827	830
ONEOK, Inc. 6.05% 9/1/2033		4,722	4,776
ONEOK, Inc. 4.95% 7/13/2047		628	524
ONEOK, Inc. 3.95% 3/1/2050		4,000	2,837
ONEOK, Inc. 7.15% 1/15/2051		2,319	2,489
ONEOK, Inc. 6.625% 9/1/2053		1,385	1,445
Permian Resources Operating, LLC 5.875% 7/1/2029[1]		3,000	2,918
Permian Resources Operating, LLC 9.875% 7/15/2031[1]		840	930
Permian Resources Operating, LLC 7.00% 1/15/2032[1]		6,665	6,799
Petroleos Mexicanos 4.25% 1/15/2025		7,000	6,860
Petroleos Mexicanos 6.875% 10/16/2025		5,500	5,425
Petroleos Mexicanos 4.50% 1/23/2026		3,532	3,320
Petroleos Mexicanos 6.875% 8/4/2026		3,000	2,914
Petroleos Mexicanos 6.50% 3/13/2027		1,000	937
Petroleos Mexicanos 8.75% 6/2/2029		14,784	14,285
Petroleos Mexicanos 6.70% 2/16/2032		2,837	2,322
Raizen Fuels Finance SA 6.45% 3/5/2034[1]		515	513
Raizen Fuels Finance SA 6.95% 3/5/2054[1]		820	799
Range Resources Corp. 4.75% 2/15/2030[1]		445	410
Sabine Pass Liquefaction, LLC 5.625% 3/1/2025		6,450	6,432
Southwestern Energy Co. 8.375% 9/15/2028		320	331
Southwestern Energy Co. 5.375% 2/1/2029		3,705	3,557
Southwestern Energy Co. 5.375% 3/15/2030		975	927
Southwestern Energy Co. 4.75% 2/1/2032		550	496
Sunoco, LP 6.00% 4/15/2027		1,000	989
Sunoco, LP 7.00% 9/15/2028[1]		2,000	2,030
Sunoco, LP 7.00% 5/1/2029[1]		2,600	2,643
Sunoco, LP 4.50% 5/15/2029		1,700	1,553
Sunoco, LP 7.25% 5/1/2032[1]		1,080	1,098
Tallgrass Energy Partners, LP 7.50% 10/1/2025[1]		1,000	1,006
Talos Production, Inc. 9.00% 2/1/2029[1]		235	248
Talos Production, Inc. 9.375% 2/1/2031[1]		145	155
TransCanada Pipelines, Ltd. 4.10% 4/15/2030		11,939	11,008
TransCanada Pipelines, Ltd. (3-month USD CME Term SOFR + 2.472%) 7.779% 5/16/2067[8]		1,000	882
Transportadora de Gas del Perú SA 4.25% 4/30/2028[1]		872	842
USA Compression Partners, LP 7.125% 3/15/2029[1]		3,020	3,003
Vallourec SA 7.50% 4/15/2032[1]		3,030	3,059
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[1]		3,161	3,128
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[1]		3,485	3,044
Venture Global Calcasieu Pass, LLC 3.875% 11/1/2033[1]		5,000	4,109
Venture Global LNG, Inc. 8.125% 6/1/2028[1]		2,000	2,047
Venture Global LNG, Inc. 8.375% 6/1/2031[1]		1,240	1,273
Weatherford International, Ltd. 8.625% 4/30/2030[1]		3,000	3,117

22	Capital Income Builder

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Western Midstream Operating, LP 3.10% 2/1/2025[10]	USD	2,016	$1,972
Western Midstream Operating, LP 3.95% 6/1/2025		1,520	1,490
Williams Companies, Inc. 5.15% 3/15/2034		5,819	5,559
			422,122

Health care 0.32%
AbbVie, Inc. 4.80% 3/15/2029		2,000	1,964
AbbVie, Inc. 3.20% 11/21/2029		350	316
AbbVie, Inc. 4.95% 3/15/2031		1,155	1,133
AbbVie, Inc. 5.05% 3/15/2034		9,375	9,147
AbbVie, Inc. 5.35% 3/15/2044		925	895
AbbVie, Inc. 5.40% 3/15/2054		5,600	5,426
AbbVie, Inc. 5.50% 3/15/2064		1,275	1,230
Amgen, Inc. 5.507% 3/2/2026		2,000	1,995
Amgen, Inc. 5.15% 3/2/2028		2,899	2,874
Amgen, Inc. 4.05% 8/18/2029		750	706
Amgen, Inc. 5.25% 3/2/2030		2,950	2,925
Amgen, Inc. 4.20% 3/1/2033		8,000	7,246
Amgen, Inc. 5.25% 3/2/2033		5,635	5,515
Amgen, Inc. 5.60% 3/2/2043		6,000	5,789
Amgen, Inc. 4.40% 5/1/2045		2,000	1,642
Amgen, Inc. 4.875% 3/1/2053		4,893	4,195
Amgen, Inc. 5.65% 3/2/2053		2,839	2,726
Amgen, Inc. 5.75% 3/2/2063		4,743	4,535
AstraZeneca Finance, LLC 4.875% 3/3/2028		3,000	2,965
AstraZeneca Finance, LLC 4.90% 2/26/2031		625	613
AstraZeneca Finance, LLC 5.00% 2/26/2034		3,325	3,236
Bausch Health Companies, Inc. 5.50% 11/1/2025[1]		3,000	2,797
Bausch Health Companies, Inc. 6.125% 2/1/2027[1]		1,000	733
Baxter International, Inc. 2.272% 12/1/2028		1,342	1,162
Baxter International, Inc. 2.539% 2/1/2032		2,681	2,149
Baxter International, Inc. 3.132% 12/1/2051		2,500	1,539
Bayer US Finance, LLC 6.50% 11/21/2033[1]		1,726	1,721
Bayer US Finance, LLC 6.875% 11/21/2053[1]		241	238
Bristol-Myers Squibb Co. 4.90% 2/22/2029		4,000	3,941
Bristol-Myers Squibb Co. 5.10% 2/22/2031		3,025	2,978
Bristol-Myers Squibb Co. 5.20% 2/22/2034		12,900	12,639
Bristol-Myers Squibb Co. 5.50% 2/22/2044		325	316
Bristol-Myers Squibb Co. 5.55% 2/22/2054		11,425	11,034
Bristol-Myers Squibb Co. 5.65% 2/22/2064		3,275	3,137
Catalent Pharma Solutions, Inc. 5.00% 7/15/2027[1]		1,000	984
Catalent Pharma Solutions, Inc. 3.125% 2/15/2029[1]		850	812
Catalent Pharma Solutions, Inc. 3.50% 4/1/2030[1]		4,620	4,400
Catalent Pharma Solutions, Inc., Term Loan B4, (3-month USD CME Term SOFR + 3.00%) 8.315% 2/22/2028[8,12]		579	582
Centene Corp. 2.45% 7/15/2028		10,355	9,048
Centene Corp. 3.375% 2/15/2030		5,344	4,660
Centene Corp. 3.00% 10/15/2030		2,590	2,173
Centene Corp. 2.625% 8/1/2031		3,950	3,164
Cigna Group (The) 5.25% 2/15/2034		4,000	3,856
Cigna Group (The) 4.80% 8/15/2038		1,000	896
CVS Health Corp. 5.25% 1/30/2031		2,000	1,963
CVS Health Corp. 5.25% 2/21/2033		650	628
CVS Health Corp. 5.30% 6/1/2033		4,000	3,869
CVS Health Corp. 5.625% 2/21/2053		4,000	3,692
CVS Health Corp. 5.875% 6/1/2053		533	508
CVS Health Corp. 6.00% 6/1/2063		410	393
DaVita, Inc. 3.75% 2/15/2031[1]		1,000	825
Elevance Health, Inc. 2.375% 1/15/2025		1,534	1,499
Gilead Sciences, Inc. 1.65% 10/1/2030		300	241
Gilead Sciences, Inc. 5.25% 10/15/2033		350	345
Gilead Sciences, Inc. 2.80% 10/1/2050		935	570
Gilead Sciences, Inc. 5.55% 10/15/2053		1,253	1,217
HCA, Inc. 4.125% 6/15/2029		8,450	7,854
HCA, Inc. 3.50% 9/1/2030		1,000	882
Humana, Inc. 5.375% 4/15/2031		1,127	1,099
Humana, Inc. 5.75% 4/15/2054		2,333	2,194

Capital Income Builder	23

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
IQVIA, Inc. 6.50% 5/15/2030[1]	USD	3,000	$3,017
Laboratory Corporation of America Holdings 4.70% 2/1/2045		6,900	5,895
Medline Borrower, LP 6.25% 4/1/2029[1]		3,030	3,014
Merck & Co., Inc. 4.90% 5/17/2044		3,000	2,757
Merck & Co., Inc. 5.00% 5/17/2053		1,580	1,452
Molina Healthcare, Inc. 4.375% 6/15/2028[1]		6,000	5,570
Molina Healthcare, Inc. 3.875% 5/15/2032[1]		10,000	8,376
Owens & Minor, Inc., Term Loan B-1, (3-month USD CME Term SOFR + 3.75%) 9.166% 3/29/2029[8,12]		2,872	2,895
Perrigo Finance Unlimited Co. 4.375% 3/15/2026		2,500	2,418
Pfizer Investment Enterprises Pte., Ltd. 4.65% 5/19/2030		1,500	1,451
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033		4,885	4,656
Pfizer Investment Enterprises Pte., Ltd. 5.11% 5/19/2043		3,000	2,794
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053		6,232	5,816
Pfizer Investment Enterprises Pte., Ltd. 5.34% 5/19/2063		2,000	1,836
Roche Holdings, Inc. 5.593% 11/13/2033[1]		1,218	1,238
Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026		25,483	24,201
Tenet Healthcare Corp. 5.125% 11/1/2027		1,000	968
Tenet Healthcare Corp. 6.75% 5/15/2031[1]		3,000	3,010
Teva Pharmaceutical Finance Netherlands III BV 7.125% 1/31/2025		2,500	2,509
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026		7,160	6,640
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027		4,985	4,774
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028		27,805	28,249
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029		8,565	8,120
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029		2,863	3,009
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031		2,553	2,758
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046		30,474	20,343
UnitedHealth Group, Inc. 2.375% 8/15/2024		2,940	2,913
			330,490

Consumer discretionary 0.32%
1011778 B.C. Unlimited Liability Co. 3.875% 1/15/2028[1]		2,000	1,847
Advance Auto Parts, Inc. 5.90% 3/9/2026		500	499
Advance Auto Parts, Inc. 5.95% 3/9/2028		2,623	2,593
Advance Auto Parts, Inc. 3.90% 4/15/2030		5,571	4,976
Advance Auto Parts, Inc. 3.50% 3/15/2032		4,057	3,388
Alibaba Group Holding, Ltd. 2.70% 2/9/2041		1,000	665
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[1]		1,000	1,024
AutoNation, Inc. 3.85% 3/1/2032		5,750	4,975
BMW US Capital, LLC 5.15% 8/11/2033[1]		1,000	981
Caesars Entertainment, Inc. 6.50% 2/15/2032[1]		4,040	3,983
Carnival Corp. 4.00% 8/1/2028[1]		7,000	6,405
Carnival Corp. 6.00% 5/1/2029[1]		990	960
Carnival Corp. 7.00% 8/15/2029[1]		8,965	9,209
Carnival Corp. 10.50% 6/1/2030[1]		545	592
Carnival Corp., Term Loan, (3-month USD CME Term SOFR + 3.00%) 8.319% 8/9/2027[8,12]		4,962	4,991
Daimler Trucks Finance North America, LLC 1.625% 12/13/2024[1]		18,450	17,987
Ford Motor Co. 4.75% 1/15/2043		11,575	9,119
Ford Motor Co. 5.291% 12/8/2046		12,438	10,465
Ford Motor Credit Co., LLC 3.664% 9/8/2024		1,785	1,770
Ford Motor Credit Co., LLC 2.30% 2/10/2025		21,580	20,974
Ford Motor Credit Co., LLC 5.125% 6/16/2025		17,381	17,202
Ford Motor Credit Co., LLC 4.134% 8/4/2025		1,755	1,712
Ford Motor Credit Co., LLC 3.375% 11/13/2025		2,010	1,930
Ford Motor Credit Co., LLC 6.95% 3/6/2026		200	203
Ford Motor Credit Co., LLC 6.95% 6/10/2026		2,200	2,234
Ford Motor Credit Co., LLC 2.70% 8/10/2026		3,790	3,520
Ford Motor Credit Co., LLC 4.95% 5/28/2027		19,230	18,582
Ford Motor Credit Co., LLC 2.90% 2/16/2028		1,000	890
Ford Motor Credit Co., LLC 6.80% 5/12/2028		200	204
Ford Motor Credit Co., LLC 6.798% 11/7/2028		1,780	1,820
Ford Motor Credit Co., LLC 2.90% 2/10/2029		8,995	7,769
Ford Motor Credit Co., LLC 5.80% 3/8/2029		4,849	4,767
Ford Motor Credit Co., LLC 7.20% 6/10/2030		6,950	7,204
Ford Motor Credit Co., LLC 7.122% 11/7/2033		973	1,013
Ford Otomotiv Sanayi AS 7.125% 4/25/2029[1]		4,080	4,085

24	Capital Income Builder

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
General Motors Financial Co., Inc. 5.80% 1/7/2029	USD	750	$748
Grand Canyon University 4.125% 10/1/2024		20,000	19,640
Grand Canyon University 4.375% 10/1/2026		3,000	2,955
Hanesbrands, Inc. 4.875% 5/15/2026[1]		1,000	968
Hanesbrands, Inc. 9.00% 2/15/2031[1]		1,535	1,529
Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 9.066% 3/8/2030[8,12]		2,117	2,122
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031[1]		1,000	877
Home Depot, Inc. 2.95% 6/15/2029		4,775	4,307
Hyundai Capital America 5.60% 3/30/2028[1]		3,000	2,984
Hyundai Capital America 6.10% 9/21/2028[1]		2,750	2,783
Hyundai Capital America 5.35% 3/19/2029[1]		3,000	2,949
Hyundai Capital America 5.80% 4/1/2030[1]		1,358	1,358
LCM Investments Holdings II, LLC 8.25% 8/1/2031[1]		1,105	1,149
Lithia Motors, Inc. 3.875% 6/1/2029[1]		2,000	1,768
McDonald’s Corp. 3.70% 1/30/2026		7,015	6,824
McDonald’s Corp. 2.125% 3/1/2030		4,136	3,480
McDonald’s Corp. 4.95% 8/14/2033		1,000	967
McDonald’s Corp. 4.45% 3/1/2047		2,100	1,730
McDonald’s Corp. 5.15% 9/9/2052		1,000	913
McDonald’s Corp. 5.45% 8/14/2053		3,000	2,861
Melco Resorts Finance, Ltd. 4.875% 6/6/2025[1]		4,000	3,899
Melco Resorts Finance, Ltd. 4.875% 6/6/2025		1,000	975
Melco Resorts Finance, Ltd. 5.25% 4/26/2026[1]		1,000	961
Melco Resorts Finance, Ltd. 5.75% 7/21/2028[1]		1,000	928
Melco Resorts Finance, Ltd. 5.375% 12/4/2029[1]		4,000	3,580
Melco Resorts Finance, Ltd. 7.625% 4/17/2032[1]		1,560	1,528
MGM Resorts International 6.75% 5/1/2025		1,500	1,499
MGM Resorts International 5.75% 6/15/2025		2,000	1,990
QVC, Inc. 4.45% 2/15/2025		2,000	1,944
Royal Caribbean Cruises, Ltd. 4.25% 7/1/2026[1]		2,825	2,715
Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[1]		13,558	14,314
Royal Caribbean Cruises, Ltd. 9.25% 1/15/2029[1]		1,000	1,069
Royal Caribbean Cruises, Ltd. 7.25% 1/15/2030[1]		3,631	3,736
Royal Caribbean Cruises, Ltd. 6.25% 3/15/2032[1]		3,000	2,959
Sands China, Ltd. 5.125% 8/8/2025		8,000	7,917
Sands China, Ltd. 5.40% 8/8/2028		500	484
Sands China, Ltd. 2.85% 3/8/2029		10,000	8,599
Sonic Automotive, Inc. 4.625% 11/15/2029[1]		1,215	1,089
Sonic Automotive, Inc. 4.875% 11/15/2031[1]		3,030	2,647
Tapestry, Inc. 7.85% 11/27/2033		1,464	1,530
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028[1]		2,000	1,835
Wynn Macau, Ltd. 5.50% 1/15/2026[1]		3,000	2,914
Wynn Macau, Ltd. 5.125% 12/15/2029[1]		1,000	884
Wynn Resorts Finance, LLC 5.125% 10/1/2029[1]		1,500	1,393
YUM! Brands, Inc. 4.75% 1/15/2030[1]		3,000	2,810
YUM! Brands, Inc. 3.625% 3/15/2031		3,000	2,595
ZF North America Capital, Inc. 6.875% 4/23/2032[1]		2,060	2,083
			322,327

Communication services 0.29%
América Móvil, SAB de CV 4.70% 7/21/2032		2,500	2,340
América Móvil, SAB de CV 8.46% 12/18/2036	MXN	147,200	7,184
AT&T, Inc. 2.55% 12/1/2033	USD	5,181	4,001
AT&T, Inc. 5.40% 2/15/2034		1,000	977
AT&T, Inc. 3.50% 9/15/2053		5,957	3,930
Carnival Holdings Bermuda, Ltd. 10.375% 5/1/2028[1]		1,000	1,085
CCO Holdings, LLC 5.125% 5/1/2027[1]		8,000	7,505
CCO Holdings, LLC 5.00% 2/1/2028[1]		6,000	5,469
CCO Holdings, LLC 6.375% 9/1/2029[1]		1,525	1,399
CCO Holdings, LLC 4.75% 3/1/2030[1]		1,475	1,227
CCO Holdings, LLC 4.50% 8/15/2030[1]		3,950	3,213
CCO Holdings, LLC 4.75% 2/1/2032[1]		3,000	2,362
CCO Holdings, LLC 4.50% 6/1/2033[1]		22,425	16,883
CCO Holdings, LLC 4.25% 1/15/2034[1]		21,575	15,652
Charter Communications Operating, LLC 2.80% 4/1/2031		450	358
Charter Communications Operating, LLC 3.50% 3/1/2042		5,675	3,592

Capital Income Builder	25

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
Charter Communications Operating, LLC 6.484% 10/23/2045	USD	300	$266
Charter Communications Operating, LLC 3.70% 4/1/2051		4,000	2,342
Charter Communications Operating, LLC 3.90% 6/1/2052		3,000	1,805
Comcast Corp. 2.65% 2/1/2030		20,000	17,346
Connect Finco SARL 6.75% 10/1/2026[1]		7,000	6,786
DIRECTV Financing, LLC 5.875% 8/15/2027[1]		4,000	3,732
Discovery Communications, LLC 4.90% 3/11/2026		3,000	2,952
DISH Network Corp. 11.75% 11/15/2027[1]		1,925	1,942
Embarq Corp. 7.995% 6/1/2036		725	297
Frontier Communications Holdings, LLC 5.875% 11/1/2029		731	612
Gray Television, Inc. 5.875% 7/15/2026[1]		3,000	2,895
Gray Television, Inc. 7.00% 5/15/2027[1]		5,000	4,554
Meta Platforms, Inc. 4.45% 8/15/2052		5,500	4,582
SBA Tower Trust 1.631% 11/15/2026[1]		22,469	20,010
Scripps Escrow II, Inc. 3.875% 1/15/2029[1]		1,250	925
Sirius XM Radio, Inc. 3.125% 9/1/2026[1]		1,000	932
Sirius XM Radio, Inc. 5.00% 8/1/2027[1]		2,000	1,891
Sirius XM Radio, Inc. 4.00% 7/15/2028[1]		7,775	6,938
Sirius XM Radio, Inc. 3.875% 9/1/2031[1]		2,850	2,295
Sprint Capital Corp. 6.875% 11/15/2028		32,170	33,715
Sprint Capital Corp. 8.75% 3/15/2032		8,710	10,291
Tencent Holdings, Ltd. 3.84% 4/22/2051		1,000	716
T-Mobile USA, Inc. 3.50% 4/15/2025		6,550	6,414
T-Mobile USA, Inc. 3.75% 4/15/2027		10,000	9,531
T-Mobile USA, Inc. 4.80% 7/15/2028		2,000	1,950
T-Mobile USA, Inc. 3.875% 4/15/2030		8,975	8,216
T-Mobile USA, Inc. 2.875% 2/15/2031		15,000	12,772
T-Mobile USA, Inc. 3.50% 4/15/2031		10,000	8,808
T-Mobile USA, Inc. 5.05% 7/15/2033		494	473
T-Mobile USA, Inc. 3.00% 2/15/2041		4,200	2,938
T-Mobile USA, Inc. 3.30% 2/15/2051		5,000	3,285
T-Mobile USA, Inc. 3.40% 10/15/2052		7,200	4,761
T-Mobile USA, Inc. 6.00% 6/15/2054		3,048	3,070
Verizon Communications, Inc. 1.75% 1/20/2031		2,000	1,580
Verizon Communications, Inc. 2.55% 3/21/2031		12,265	10,184
Verizon Communications, Inc. 2.355% 3/15/2032		11,186	8,929
Verizon Communications, Inc. 2.875% 11/20/2050		4,250	2,590
WMG Acquisition Corp. 3.75% 12/1/2029[1]		2,000	1,761
			292,263

Utilities 0.28%
AES Andes SA 6.30% 3/15/2029[1]		3,000	2,960
AES Panama Generation Holdings, SRL 4.375% 5/31/2030[1]		1,075	905
Alabama Power Co. 3.94% 9/1/2032		2,500	2,260
Alabama Power Co. 5.85% 11/15/2033		825	842
Alfa Desarrollo SpA 4.55% 9/27/2051[1]		2,825	2,061
Alliant Energy Finance, LLC 3.60% 3/1/2032[1]		750	637
Ameren Corp. 2.50% 9/15/2024		1,616	1,595
Berkshire Hathaway Energy Co. 4.60% 5/1/2053		2,000	1,620
Commonwealth Edison Co. 2.95% 8/15/2027		2,450	2,276
Consumers Energy Co. 3.60% 8/15/2032		850	749
Consumers Energy Co. 4.625% 5/15/2033		2,025	1,903
Consumers Energy Co. 3.10% 8/15/2050		10,000	6,625
DTE Electric Co. 5.20% 4/1/2033		3,000	2,946
DTE Electric Co. 3.65% 3/1/2052		1,500	1,068
Duke Energy Corp. 6.10% 9/15/2053		750	749
Edison International 4.70% 8/15/2025		2,000	1,970
Edison International 5.75% 6/15/2027		800	800
Edison International 4.125% 3/15/2028		1,000	941
Edison International 5.25% 11/15/2028		3,000	2,938
Edison International 6.95% 11/15/2029		450	473
Edison International 5.00% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.901% on 3/15/2027)[10]		3,000	2,827
Electricité de France SA 5.65% 4/22/2029[1]		3,000	2,992
Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[1,10]		2,750	2,993
Emera, Inc. 6.75% 6/15/2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[10,15]		15,349	15,232

26	Capital Income Builder

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Empresas Publicas de Medellin ESP 4.25% 7/18/2029	USD	1,713	$1,462
Empresas Publicas de Medellin ESP 4.375% 2/15/2031[1]		920	750
Enfragen Energia Sur SA 5.375% 12/30/2030		800	655
Entergy Louisiana, LLC 4.75% 9/15/2052		133	112
Eversource Energy 5.50% 1/1/2034		3,025	2,913
Exelon Corp. 4.45% 4/15/2046		8,115	6,577
FirstEnergy Corp. 2.05% 3/1/2025		1,502	1,452
FirstEnergy Corp. 1.60% 1/15/2026		2,600	2,417
FirstEnergy Corp. 2.65% 3/1/2030		2,875	2,426
FirstEnergy Corp. 2.25% 9/1/2030		5,637	4,564
FirstEnergy Corp. 3.40% 3/1/2050		16,075	10,330
FirstEnergy Corp., Series B, 4.15% 7/15/2027		26,764	25,236
Florida Power & Light Co. 5.10% 4/1/2033		2,115	2,064
Florida Power & Light Co. 5.30% 4/1/2053		1,368	1,298
Georgia Power Co. 4.95% 5/17/2033		2,075	1,977
Light Servicos de Eletricidade SA 4.375% 6/18/2026[13]		1,300	667
MidAmerican Energy Co. 5.35% 1/15/2034		450	449
MidAmerican Energy Co. 5.85% 9/15/2054		3,900	3,927
Pacific Gas and Electric Co. 3.40% 8/15/2024		3,665	3,635
Pacific Gas and Electric Co. 3.15% 1/1/2026		1,365	1,305
Pacific Gas and Electric Co. 2.95% 3/1/2026		12,987	12,330
Pacific Gas and Electric Co. 3.30% 3/15/2027		1,749	1,641
Pacific Gas and Electric Co. 3.00% 6/15/2028		676	608
Pacific Gas and Electric Co. 4.65% 8/1/2028		2,500	2,375
Pacific Gas and Electric Co. 5.55% 5/15/2029		3,000	2,968
Pacific Gas and Electric Co. 4.55% 7/1/2030		1,100	1,022
Pacific Gas and Electric Co. 2.50% 2/1/2031		19,190	15,568
Pacific Gas and Electric Co. 6.40% 6/15/2033		2,100	2,138
Pacific Gas and Electric Co. 5.80% 5/15/2034		4,225	4,127
Pacific Gas and Electric Co. 4.95% 7/1/2050		12,879	10,484
Pacific Gas and Electric Co. 3.50% 8/1/2050		23,093	14,823
Pacific Gas and Electric Co. 6.70% 4/1/2053		124	128
PacifiCorp 5.30% 2/15/2031		2,100	2,053
PacifiCorp 5.45% 2/15/2034		1,850	1,777
PacifiCorp 4.15% 2/15/2050		475	355
PacifiCorp 3.30% 3/15/2051		650	406
PacifiCorp 2.90% 6/15/2052		249	141
PacifiCorp 5.35% 12/1/2053		4,350	3,802
PacifiCorp 5.50% 5/15/2054		8,925	7,982
PacifiCorp 5.80% 1/15/2055		10,650	9,834
PG&E Corp. 5.00% 7/1/2028		4,595	4,382
PG&E Corp. 5.25% 7/1/2030		4,890	4,583
Public Service Company of Colorado 5.35% 5/15/2034		1,877	1,830
Public Service Company of Colorado 5.75% 5/15/2054		1,700	1,651
Public Service Electric and Gas Co. 3.20% 5/15/2029		4,000	3,626
Public Service Electric and Gas Co. 2.45% 1/15/2030		2,996	2,569
Public Service Electric and Gas Co. 3.20% 8/1/2049		3,300	2,207
Southern California Edison Co. 5.20% 6/1/2034		4,100	3,913
Southern California Edison Co. 3.60% 2/1/2045		4,463	3,184
Southern California Edison Co. 4.00% 4/1/2047		6,667	4,995
Southern California Edison Co. 4.125% 3/1/2048		6,667	5,085
Southern California Edison Co. 3.65% 2/1/2050		300	209
Southern California Edison Co. 2.95% 2/1/2051		2,851	1,745
Southern California Edison Co. 3.45% 2/1/2052		18	12
Southern California Edison Co. 5.75% 4/15/2054		1,050	1,009
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[1]		4,930	4,360
Xcel Energy, Inc. 2.60% 12/1/2029		2,275	1,951
Xcel Energy, Inc. 4.60% 6/1/2032		650	597
Xcel Energy, Inc. 5.45% 8/15/2033		4,875	4,713
Xcel Energy, Inc. 3.50% 12/1/2049		350	233
			281,994

Industrials 0.22%
ADT Security Corp. 4.125% 8/1/2029[1]		1,000	905
Allison Transmission, Inc. 3.75% 1/30/2031[1]		2,650	2,271
Ambipar Lux SARL 9.875% 2/6/2031[1]		649	643
BAE Systems PLC 5.00% 3/26/2027[1]		3,000	2,957

Capital Income Builder	27

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
BAE Systems PLC 5.125% 3/26/2029[1]	USD	678	$666
BAE Systems PLC 5.25% 3/26/2031[1]		346	339
BAE Systems PLC 5.30% 3/26/2034[1]		4,473	4,345
BAE Systems PLC 5.50% 3/26/2054[1]		863	825
BNSF Funding Trust I, junior subordinated, 6.613% 12/15/2055 (3-month USD-LIBOR + 2.35% on 1/15/2026)[10,15]		6,700	6,637
Boeing Co. 4.875% 5/1/2025		4,500	4,445
Boeing Co. 6.259% 5/1/2027[1]		856	859
Boeing Co. 3.25% 2/1/2028		500	452
Boeing Co. 6.298% 5/1/2029[1]		1,022	1,027
Boeing Co. 5.15% 5/1/2030		4,917	4,652
Boeing Co. 3.625% 2/1/2031		4,055	3,486
Boeing Co. 6.388% 5/1/2031[1]		735	739
Boeing Co. 3.60% 5/1/2034		5,000	3,964
Boeing Co. 6.528% 5/1/2034[1]		1,055	1,064
Boeing Co. 5.705% 5/1/2040		9,000	8,177
Boeing Co. 5.805% 5/1/2050		6,263	5,547
Boeing Co. 6.858% 5/1/2054[1]		1,679	1,687
Boeing Co. 5.93% 5/1/2060		4,000	3,500
Boeing Co. 7.008% 5/1/2064[1]		913	916
Burlington Northern Santa Fe, LLC 3.30% 9/15/2051		1,157	785
Canadian Pacific Railway Co. 3.10% 12/2/2051		11,682	7,506
Carrier Global Corp. 2.722% 2/15/2030		12,472	10,767
Carrier Global Corp. 2.70% 2/15/2031		547	461
Carrier Global Corp. 5.90% 3/15/2034		2,524	2,580
Carrier Global Corp. 3.377% 4/5/2040		5,000	3,752
Carrier Global Corp. 3.577% 4/5/2050		2,683	1,896
Carrier Global Corp. 6.20% 3/15/2054		4,107	4,286
CSX Corp. 2.40% 2/15/2030		7,186	6,154
CSX Corp. 4.50% 11/15/2052		3,000	2,516
GFL Environmental, Inc. 6.75% 1/15/2031[1]		4,000	4,037
Honeywell International Inc. 4.50% 1/15/2034		350	329
Honeywell International, Inc. 5.25% 3/1/2054		300	285
Howmet Aerospace, Inc. 6.875% 5/1/2025		1,000	1,009
Howmet Aerospace, Inc. 5.90% 2/1/2027		1,000	1,005
Howmet Aerospace, Inc. 6.75% 1/15/2028		2,000	2,067
Howmet Aerospace, Inc. 5.95% 2/1/2037		3,000	3,003
Icahn Enterprises, LP 6.375% 12/15/2025		8,500	8,355
Icahn Enterprises, LP 9.75% 1/15/2029[1]		2,000	2,077
Ingersoll-Rand, Inc. 5.40% 8/14/2028		1,261	1,258
Ingersoll-Rand, Inc. 5.70% 8/14/2033		160	159
IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032[1]		1,140	1,128
Lockheed Martin Corp. 5.20% 2/15/2064		663	616
Mileage Plus Holdings, LLC 6.50% 6/20/2027[1]		2,467	2,473
Moog, Inc. 4.25% 12/9/2027[1]		4,625	4,322
Movida Europe SA 7.85% 4/11/2029[1]		2,500	2,336
Norfolk Southern Corp. 5.05% 8/1/2030		1,140	1,121
Norfolk Southern Corp. 4.45% 3/1/2033		447	416
Norfolk Southern Corp. 5.35% 8/1/2054		5,721	5,341
Northrop Grumman Corp. 4.70% 3/15/2033		1,730	1,640
Otis Worldwide Corp. 2.056% 4/5/2025		15,629	15,115
Prime Security Services Borrower, LLC 5.75% 4/15/2026[1]		1,000	988
Regal Rexnord Corp. 6.30% 2/15/2030[1]		2,500	2,512
Regal Rexnord Corp. 6.40% 4/15/2033[1]		2,500	2,521
Rolls-Royce PLC 5.75% 10/15/2027[1]		4,415	4,371
RTX Corp. 3.125% 5/4/2027		12,375	11,605
RTX Corp. 5.75% 1/15/2029		750	762
RTX Corp. 6.00% 3/15/2031		1,000	1,026
RTX Corp. 6.10% 3/15/2034		1,214	1,255
RTX Corp. 6.40% 3/15/2054		1,559	1,674
SkyMiles IP, Ltd. 4.75% 10/20/2028[1]		1,840	1,782
SkyMiles IP, Ltd., Term Loan, (3-month USD CME Term SOFR + 3.75%) 9.075% 10/20/2027[8,12]		858	886
Spirit AeroSystems, Inc. 9.375% 11/30/2029[1]		10,000	10,828
Spirit AeroSystems, Inc., Term Loan, (3-month CME Term SOFR + 4.25%) 9.58% 1/15/2027[8,12]		12,933	13,021
TransDigm, Inc. 6.375% 3/1/2029[1]		2,000	1,987

28	Capital Income Builder

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Union Pacific Corp. 2.80% 2/14/2032	USD	1,500	$1,266
Union Pacific Corp. 2.95% 3/10/2052		1,823	1,150
United Airlines, Inc. 4.375% 4/15/2026[1]		1,080	1,040
United Airlines, Inc. 4.625% 4/15/2029[1]		875	807
United Rentals (North America), Inc. 5.50% 5/15/2027		1,000	986
United Rentals (North America), Inc. 6.125% 3/15/2034[1]		6,000	5,866
XPO, Inc. 6.25% 6/1/2028[1]		3,000	2,994
			228,225

Consumer staples 0.12%
7-Eleven, Inc. 2.50% 2/10/2041[1]		2,360	1,515
7-Eleven, Inc. 2.80% 2/10/2051[1]		3,195	1,870
Albertsons Companies, Inc. 3.50% 3/15/2029[1]		2,000	1,767
Albertsons Companies, Inc. 4.875% 2/15/2030[1]		3,000	2,800
Altria Group, Inc. 4.40% 2/14/2026		1,173	1,150
Altria Group, Inc. 4.80% 2/14/2029		350	340
Altria Group, Inc. 6.875% 11/1/2033		750	793
Anheuser-Busch InBev Worldwide, Inc. 4.75% 1/23/2029		15,000	14,758
BAT Capital Corp. 4.70% 4/2/2027		7,862	7,663
BAT Capital Corp. 3.557% 8/15/2027		7,650	7,176
BAT Capital Corp. 6.343% 8/2/2030		728	747
BAT Capital Corp. 5.834% 2/20/2031		3,701	3,701
BAT Capital Corp. 6.421% 8/2/2033		2,038	2,095
BAT Capital Corp. 6.00% 2/20/2034		4,286	4,262
BAT Capital Corp. 4.39% 8/15/2037		1,300	1,068
BAT Capital Corp. 3.734% 9/25/2040		5,640	4,088
BAT Capital Corp. 7.079% 8/2/2043		1,187	1,231
BAT Capital Corp. 4.54% 8/15/2047		3,138	2,350
BAT Capital Corp. 4.758% 9/6/2049		2,361	1,824
BAT Capital Corp. 5.65% 3/16/2052		713	621
BAT Capital Corp. 7.081% 8/2/2053		5,470	5,730
Campbell Soup Co. 5.40% 3/21/2034		1,682	1,642
Conagra Brands, Inc. 5.30% 11/1/2038		739	677
Constellation Brands, Inc. 5.00% 2/2/2026		3,000	2,968
Constellation Brands, Inc. 4.35% 5/9/2027		1,919	1,859
Constellation Brands, Inc. 4.75% 5/9/2032		1,000	945
Coty, Inc. 5.00% 4/15/2026[1]		3,500	3,436
Coty, Inc. 6.625% 7/15/2030[1]		1,060	1,061
General Mills, Inc. 5.241% 11/18/2025		2,500	2,486
H.J. Heinz Co. 4.375% 6/1/2046		2,000	1,604
J. M. Smucker Co. (The) 6.20% 11/15/2033		3,469	3,585
J. M. Smucker Co. (The) 6.50% 11/15/2043		894	932
J. M. Smucker Co. (The) 6.50% 11/15/2053		4,880	5,133
Lamb Weston Holdings, Inc. 4.125% 1/31/2030[1]		2,000	1,784
Lamb Weston Holdings, Inc. 4.375% 1/31/2032[1]		2,000	1,735
MARB BondCo PLC 3.95% 1/29/2031[1]		1,677	1,347
Minerva Luxembourg SA 8.875% 9/13/2033[1]		1,725	1,770
NBM US Holdings, Inc. 6.625% 8/6/2029[16]		2,683	2,623
Performance Food Group, Inc. 5.50% 10/15/2027[1]		1,000	969
Philip Morris International, Inc. 5.50% 9/7/2030		2,350	2,346
Philip Morris International, Inc. 1.75% 11/1/2030		2,000	1,595
Philip Morris International, Inc. 5.75% 11/17/2032		751	756
Philip Morris International, Inc. 5.375% 2/15/2033		2,000	1,961
Philip Morris International, Inc. 5.625% 9/7/2033		2,500	2,487
Philip Morris International, Inc. 5.25% 2/13/2034		2,487	2,400
Post Holdings, Inc. 6.25% 2/15/2032[1]		1,441	1,424
Reckitt Benckiser Treasury Services PLC 2.75% 6/26/2024[1]		2,215	2,205
Reynolds American, Inc. 4.45% 6/12/2025		7,045	6,933
Reynolds American, Inc. 5.85% 8/15/2045		640	577
			126,789

Materials 0.11%
Alcoa Nederland Holding BV 4.125% 3/31/2029[1]		2,000	1,830
Ardagh Metal Packaging Finance PLC 6.00% 6/15/2027[1]		530	514
Ardagh Metal Packaging Finance PLC 3.25% 9/1/2028[1]		1,470	1,275
Avient Corp. 5.75% 5/15/2025[1]		1,000	996
Ball Corp. 6.00% 6/15/2029		2,000	1,992

Capital Income Builder	29

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	USD	665	$639
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033		1,301	1,276
BHP Billiton Finance (USA), Ltd. 5.50% 9/8/2053		793	767
Braskem Idesa SAPI 7.45% 11/15/2029[1]		2,002	1,583
Braskem Netherlands Finance BV 4.50% 1/10/2028		600	536
Braskem Netherlands Finance BV 8.50% 1/12/2031[1]		740	753
Braskem Netherlands Finance BV 8.50% 1/12/2031		400	407
Braskem Netherlands Finance BV 7.25% 2/13/2033		2,750	2,609
Braskem Netherlands Finance BV 7.25% 2/13/2033[1]		1,270	1,205
CAN-PACK Spolka Akcyjna 3.875% 11/15/2029[1]		1,500	1,316
Celanese US Holdings, LLC 6.35% 11/15/2028		2,314	2,351
Celanese US Holdings, LLC 6.379% 7/15/2032		1,624	1,642
Celanese US Holdings, LLC 6.70% 11/15/2033		1,651	1,705
Cleveland-Cliffs, Inc. 5.875% 6/1/2027		6,000	5,942
Consolidated Energy Finance SA 6.50% 5/15/2026[1]		1,000	954
Consolidated Energy Finance SA 5.625% 10/15/2028[1]		1,000	846
Consolidated Energy Finance SA 12.00% 2/15/2031[1]		5,500	5,699
Dow Chemical Co. (The) 5.15% 2/15/2034		5,854	5,632
Dow Chemical Co. (The) 5.55% 11/30/2048		526	491
Dow Chemical Co. (The) 6.90% 5/15/2053		231	254
Dow Chemical Co. (The) 5.60% 2/15/2054		6,013	5,693
Eastman Chemical Co. 5.625% 2/20/2034		2,868	2,793
EIDP, Inc. 4.80% 5/15/2033		1,250	1,191
FMG Resources (August 2006) Pty, Ltd. 4.375% 4/1/2031[1]		2,500	2,204
International Flavors & Fragrances, Inc. 2.30% 11/1/2030[1]		2,600	2,110
International Flavors & Fragrances, Inc. 3.468% 12/1/2050[1]		1,000	633
LYB International Finance III, LLC 4.20% 5/1/2050		2,000	1,489
LYB International Finance III, LLC 3.625% 4/1/2051		4,001	2,694
Methanex Corp. 5.125% 10/15/2027		3,000	2,888
Mineral Resources, Ltd. 8.125% 5/1/2027[1]		1,000	1,011
Mineral Resources, Ltd. 8.00% 11/1/2027[1]		2,075	2,101
Mineral Resources, Ltd. 9.25% 10/1/2028[1]		1,370	1,438
NOVA Chemicals Corp. 4.875% 6/1/2024[1]		1,500	1,497
NOVA Chemicals Corp. 5.25% 6/1/2027[1]		4,840	4,558
NOVA Chemicals Corp. 8.50% 11/15/2028[1]		570	600
NOVA Chemicals Corp. 4.25% 5/15/2029[1]		6,500	5,447
NOVA Chemicals Corp. 9.00% 2/15/2030[1]		1,440	1,486
Novelis Corp. 3.25% 11/15/2026[1]		1,000	936
Novelis Corp. 3.875% 8/15/2031[1]		1,000	848
OCI NV 6.70% 3/16/2033[1]		5,195	4,993
Sasol Financing USA, LLC 8.75% 5/3/2029[1]		3,500	3,522
Sasol Financing USA, LLC 8.75% 5/3/2029[16]		750	755
Sealed Air Corp. 6.125% 2/1/2028[1]		7,000	6,922
Sherwin-Williams Co. 3.45% 6/1/2027		5,851	5,526
Stillwater Mining Co. 4.00% 11/16/2026[16]		400	358
Stillwater Mining Co. 4.50% 11/16/2029[16]		600	473
Warrior Met Coal, Inc. 7.875% 12/1/2028[1]		4,900	4,979
			112,359

Real estate 0.10%
Boston Properties, LP 2.55% 4/1/2032		1,208	925
Boston Properties, LP 2.45% 10/1/2033		2,358	1,709
Boston Properties, LP 6.50% 1/15/2034		2,395	2,395
Brandywine Operating Partnership, LP 8.875% 4/12/2029		640	656
Corp. Inmobiliaria Vesta, SAB de CV 3.625% 5/13/2031[1]		980	835
Crown Castle, Inc. 5.00% 1/11/2028		1,408	1,373
Crown Castle, Inc. 5.80% 3/1/2034		3,012	2,985
Cushman & Wakefield U.S. Borrower, LLC, Term Loan B, (3-month USD CME Term SOFR + 3.75%) 9.066% 1/31/2030[8,12]		1,995	2,003
Equinix, Inc. 2.90% 11/18/2026		6,572	6,142
Equinix, Inc. 0.25% 3/15/2027	EUR	1,420	1,364
Equinix, Inc. 1.00% 3/15/2033		1,580	1,311
FibraSOMA 4.375% 7/22/2031[1]	USD	2,753	2,247
Forestar Group, Inc. 3.85% 5/15/2026[1]		1,000	950
Forestar Group, Inc. 5.00% 3/1/2028[1]		2,000	1,896
GLP Capital, LP 4.00% 1/15/2030		2,500	2,240
Highwoods Realty, LP 7.65% 2/1/2034		2,000	2,103

30	Capital Income Builder

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
Howard Hughes Corp. (The) 5.375% 8/1/2028[1]	USD	5,130	$4,832
Howard Hughes Corp. (The) 4.125% 2/1/2029[1]		335	296
Howard Hughes Corp. (The) 4.375% 2/1/2031[1]		65	55
Iron Mountain, Inc. 4.875% 9/15/2027[1]		3,000	2,865
Iron Mountain, Inc. 5.00% 7/15/2028[1]		2,410	2,273
Iron Mountain, Inc. 4.50% 2/15/2031[1]		955	843
Kennedy-Wilson, Inc. 4.75% 3/1/2029		3,150	2,608
Kennedy-Wilson, Inc. 4.75% 2/1/2030		310	246
Kennedy-Wilson, Inc. 5.00% 3/1/2031		2,315	1,801
Kilroy Realty, LP 6.25% 1/15/2036		1,048	985
Ladder Capital Finance Holdings LLLP 5.25% 10/1/2025[1]		1,000	987
Ladder Capital Finance Holdings LLLP 4.25% 2/1/2027[1]		2,244	2,080
Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029[1]		1,360	1,215
MPT Operating Partnership, LP 3.50% 3/15/2031		1,348	905
Prologis, LP 5.00% 3/15/2034		3,335	3,194
Prologis, LP 5.25% 3/15/2054		630	576
Public Storage Operating Co. 5.35% 8/1/2053		2,138	2,008
RLJ Lodging Trust, LP 3.75% 7/1/2026[1]		1,000	942
Service Properties Trust 4.50% 3/15/2025		1,965	1,921
Service Properties Trust 7.50% 9/15/2025		11,906	12,005
Service Properties Trust 4.75% 10/1/2026		380	353
Service Properties Trust 4.95% 2/15/2027		558	514
Service Properties Trust 5.50% 12/15/2027		2,000	1,889
Service Properties Trust 3.95% 1/15/2028		5,110	4,364
Service Properties Trust 4.95% 10/1/2029		1,042	853
Service Properties Trust 4.375% 2/15/2030		60	46
Service Properties Trust 8.625% 11/15/2031[1]		4,095	4,304
VICI Properties, LP 5.75% 2/1/2027[1]		1,500	1,489
VICI Properties, LP 3.875% 2/15/2029[1]		1,815	1,648
VICI Properties, LP 4.125% 8/15/2030[1]		5,645	5,035
VICI Properties, LP 5.75% 4/1/2034		2,000	1,926
WEA Finance, LLC 3.50% 6/15/2029[1]		2,083	1,821
			98,013

Information technology 0.08%
Broadcom, Inc. 3.469% 4/15/2034[1]		3,500	2,901
Cisco Systems, Inc. 4.95% 2/26/2031		963	948
Cisco Systems, Inc. 5.05% 2/26/2034		356	349
Cisco Systems, Inc. 5.30% 2/26/2054		679	654
Cisco Systems, Inc. 5.35% 2/26/2064		879	837
Gartner, Inc. 4.50% 7/1/2028[1]		3,000	2,824
Gartner, Inc. 3.625% 6/15/2029[1]		3,000	2,687
Gen Digital, Inc. 6.75% 9/30/2027[1]		2,000	2,009
Intel Corp. 5.15% 2/21/2034		1,617	1,559
Intel Corp. 5.60% 2/21/2054		927	873
Lenovo Group, Ltd. 5.875% 4/24/2025		38,190	38,169
Match Group Holdings II, LLC 4.125% 8/1/2030[1]		1,000	867
Microchip Technology, Inc. 5.05% 3/15/2029		2,725	2,679
NCR Atleos Corp. 9.50% 4/1/2029[1]		2,346	2,496
Oracle Corp. 3.60% 4/1/2050		2,500	1,692
Oracle Corp. 3.95% 3/25/2051		3,029	2,166
Oracle Corp. 5.55% 2/6/2053		6,016	5,533
Texas Instruments, Inc. 4.85% 2/8/2034		1,669	1,619
UKG, Inc. 6.875% 2/1/2031[1]		925	927
Unisys Corp. 6.875% 11/1/2027[1]		1,000	863
Viasat, Inc. 5.625% 9/15/2025[1]		12,775	12,288
			84,940

Total corporate bonds, notes & loans			2,782,432

Asset-backed obligations 0.69%
Affirm, Inc., Series 2023-B, Class A, 6.82% 9/15/2028[1,7]		1,000	1,011
Affirm, Inc., Series 2023-X1, Class A, 7.11% 11/15/2028[1,7]		495	497
Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029[1,7]		294	295
American Credit Acceptance Receivables Trust, Series 2024-2, Class B, 6.10% 12/13/2027[1,7]		410	410

Capital Income Builder	31

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
American Credit Acceptance Receivables Trust, Series 2023-2, Class D, 6.47% 8/13/2029[1,7]	USD	473	$470
AmeriCredit Automobile Receivables Trust, Series 2022-2, Class A2B, (30-day Average USD-SOFR + 1.15%) 6.48% 12/18/2025[7,8]		470	470
Ares CLO, Ltd., Series 2019-52, Class A1R, (3-month USD CME Term SOFR + 1.312%) 6.636% 4/22/2031[1,7,8]		1,000	1,002
Avis Budget Rental Car Funding (AESOP), LLC, Series 2019-2A, Class D, 3.04% 9/22/2025[1,7]		4,167	4,128
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class A, 2.33% 8/20/2026[1,7]		12,814	12,356
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[1,7]		9,090	8,553
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[1,7]		1,383	1,313
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[1,7]		29,522	29,602
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.56% 9/17/2031[1,7]		7	7
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class B, 3.59% 9/17/2031[1,7]		2,000	1,950
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, 5.17% 9/17/2031[1,7]		2,000	1,936
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046[1,7]		360	313
Bluemountain CLO Ltd., Series 2018-22, Class A1, (3-month USD CME Term SOFR + 1.342%) 6.67% 7/15/2031[1,7,8]		1,146	1,148
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class C, 5.65% 4/16/2029[7]		247	245
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class D, 6.03% 11/15/2029[7]		479	476
CarMax Auto Owner Trust, Series 2022-3, Class A2B, (30-day Average USD-SOFR + 0.77%) 6.10% 9/15/2025[7,8]		223	223
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[1,7]		2,621	2,305
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[1,7]		185	172
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[1,7]		35,762	33,540
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[1,7]		5,706	4,902
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[1,7]		26,816	24,266
CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 8/15/2062[1,7]		44,524	43,479
CLI Funding V, LLC, Series 2020-2A, Class B, 3.56% 9/15/2045[1,7]		225	203
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[1,7]		477	425
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045[1,7]		643	572
CLI Funding VI, LLC, Series 2020-1A, Class B, 3.62% 9/18/2045[1,7]		420	378
CPS Auto Receivables Trust, Series 2024-A, Class C, 5.74% 4/15/2030[1,7]		100	99
CPS Auto Receivables Trust, Series 2024-A, Class D, 6.13% 4/15/2030[1,7]		100	99
CWHEQ Revolving Home Equity Loan Trust, Series 2005-D, Class 2A, FSA insured, (1-month USD CME Term SOFR + 0.304%) 5.625% 11/15/2035[7,8]		15	14
CWHEQ Revolving Home Equity Loan Trust, Series 2006-F, Class 2A1A, FSA insured, (1-month USD CME Term SOFR + 0.254%) 5.575% 7/15/2036[7,8]		1,107	1,039
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD CME Term SOFR + 0.254%) 5.575% 1/15/2037[7,8]		1,342	1,218
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD CME Term SOFR + 0.264%) 5.585% 2/15/2037[7,8]		2,763	2,599
Discover Card Execution Note Trust, Series 2023-A1, Class A, 4.31% 3/15/2028[7]		28,213	27,653
Drive Auto Receivables Trust, Series 2020-1, Class D, 2.70% 5/17/2027[7]		2,292	2,289
Exeter Automobile Receivables Trust, Series 2020-1, Class D, 2.73% 12/15/2025[1,7]		1,353	1,343
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[1,7]		7,484	6,997
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 7/15/2031[1,7]		40,645	39,952
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 8/15/2031[1,7]		9,089	8,838
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036[1,7]		15,564	15,490
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A1, 4.92% 5/15/2028[1,7]		16,177	15,993
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[1,7]		39,358	35,410
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[1,7]		4,247	3,719
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[1,7]		1,757	1,649
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[1,7]		915	843
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 10/17/2040[1,7]		251	232
GLS Auto Receivables Trust, Series 2024-1, Class E, 7.94% 10/15/2030[1,7]		915	900

32	Capital Income Builder

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
GM Financial Consumer Automobile Receivables Trust, Series 2022-3, Class A2B, (30-day Average USD-SOFR + 0.60%) 5.93% 9/16/2025[7,8]	USD	542	$542
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035[1,7]		25,200	24,963
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035[1,7]		16,218	16,504
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 9.44% 6/25/2025[1,2,7]		1,780	1,780
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[1,7]		13,004	12,743
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[1,7]		4,878	4,780
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 12/26/2025[1,7]		779	764
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class C, 2.63% 6/25/2026[1,7]		1,164	1,121
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[1,7]		14,098	12,690
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[1,7]		5,267	4,756
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[1,7]		826	748
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class C, 2.95% 6/26/2028[1,7]		2,012	1,802
ICG US CLO, Ltd., Series 2014-3A, Class A1RR, (3-month USD CME Term SOFR + 1.292%) 6.615% 4/25/2031[1,7,8]		513	513
KKR Financial CLO Ltd., Series 9, Class AR2, (3-month USD CME Term SOFR + 1.212%) 6.54% 7/15/2030[1,7,8]		493	492
Mission Lane Credit Card Master Trust, Series 2022-A, Class A, 6.92% 9/15/2027[1,7]		2,097	2,097
Mission Lane Credit Card Master Trust, Series 2022-A, Class B, 9.20% 9/15/2027[1,7]		100	100
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[1,7]		5,560	5,590
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[2,7,16]		1,501	1,500
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[2,7,16]		240	240
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069[1,7]		1,755	1,522
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[1,7]		12,868	11,175
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[1,7]		1,138	1,011
Navigator Aircraft ABS, Ltd., Series 2021-1, Class B, 3.571% 11/15/2046[1,7]		776	679
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[1,7]		13,751	12,357
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[1,7]		32,137	29,115
Nelnet Student Loan Trust, Series 2021-CA, Class C, 3.36% 4/20/2062[1,7]		1,328	1,049
Nelnet Student Loan Trust, Series 2021-CA, Class D, 4.44% 4/20/2062[1,7]		1,889	1,488
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD CME Term SOFR + 0.854%) 6.17% 4/20/2062[1,7,8]		16,187	16,068
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,7]		93,915	81,960
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class A, 1.59% 5/17/2027[1,7]		7,425	7,407
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031[1,7]		5,757	5,439
Option One Mortgage Loan Trust, Series 2007-FXD2, Class IIA6, 5.68% 3/25/2037[7]		543	447
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[1,7]		15,258	15,158
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43% 3/15/2027[7]		518	514
Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95% 1/17/2028[7]		137	137
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/15/2028[7]		484	477
Santander Drive Auto Receivables Trust, Series 2022-3, Class C, 4.49% 8/15/2029[7]		1,000	979
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031[7]		249	253
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A2A, 5.89% 3/22/2027[1,7]		4,059	4,062
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053[1,7]		4,022	3,513
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[1,7]		623	552
Sound Point CLO, Ltd., Series 2014-1R, Class A, (3-month USD CME Term SOFR + 1.412%) 6.739% 7/18/2031[1,7,8]		971	973
Stonepeak Infrastructure Partners, Series 2021-1A, Class B, 3.821% 2/28/2033[1,7]		709	648
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[1,7]		1,338	1,256
Sycamore Tree CLO, Ltd., Series 2024-5, Class A1, (3-month USD CME Term SOFR + 1.42%) 6.749% 4/20/2036[1,7,8]		3,000	3,000
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045[1,7]		266	240
Textainer Marine Containers, Ltd., Series 2020-2A, Class B, 3.34% 9/20/2045[1,7]		777	706
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 5/25/2033[1,7]		5,335	5,100
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2/27/2034[1,7,8]		19,538	18,048
Toyota Auto Loan Extended Note Trust, Series 2023-1, Class A, 4.93% 6/25/2036[1,7]		24,543	24,178
Toyota Auto Receivables Owner Trust, Series 2022-C, Class A2B, (30-day Average USD-SOFR + 0.57%) 5.90% 8/15/2025[7,8]		388	388
Toyota Lease Owner Trust, Series 2023-A, Class A2, 5.30% 8/20/2025[1,7]		3,698	3,694
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[1,7]		1,391	1,231
Triton Container Finance VIII, LLC, Series 2020-1, Class B, 3.74% 9/20/2045[1,7]		556	501
United Auto Credit Securitization Trust, Series 2024-1, Class A, 6.17% 8/10/2026[1,7]		273	273
Verizon Master Trust, Series 2022-7, Class A1A, 5.23% 11/22/2027 (5.98% on 11/20/2024)[7,10]		4,849	4,839

Total asset-backed obligations			697,185

Capital Income Builder	33

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. 0.14%
British Columbia (Province of) 4.20% 7/6/2033	USD	42,426	$39,703
Colombia (Republic of) 8.00% 4/20/2033		2,500	2,555
Colombia (Republic of) 7.50% 2/2/2034		1,290	1,272
Colombia (Republic of) 8.00% 11/14/2035		1,485	1,501
MIC Capital Management (RSC) Seven, Ltd. 5.084% 5/22/2053[1]		215	192
Panama (Republic of) 3.16% 1/23/2030		900	735
Panama (Republic of) 7.50% 3/1/2031		315	319
Panama (Republic of) 6.875% 1/31/2036		1,440	1,360
Panama (Republic of) 8.00% 3/1/2038		570	582
Panama (Republic of) 6.853% 3/28/2054		650	568
Panama (Republic of) 4.50% 4/1/2056		3,585	2,235
Panama (Republic of) 4.50% 1/19/2063		690	423
Peru (Republic of) 2.783% 1/23/2031		12,640	10,522
Peru (Republic of) 2.78% 12/1/2060		2,950	1,559
Peru (Republic of) 3.23% 7/28/2121		3,600	1,899
Portuguese Republic 5.125% 10/15/2024		41,500	41,386
Qatar (State of) 4.50% 4/23/2028[1]		7,070	6,943
Qatar (State of) 5.103% 4/23/2048[1]		4,800	4,444
Romania 3.50% 4/3/2034	EUR	1,770	1,575
Saudi Arabia (Kingdom of) 3.628% 4/20/2027[1]	USD	5,000	4,775
Saudi Arabia (Kingdom of) 3.625% 3/4/2028[1]		11,435	10,780
United Mexican States 6.00% 5/7/2036		1,820	1,756
United Mexican States 5.00% 4/27/2051		2,370	1,891
United Mexican States 6.338% 5/4/2053		3,995	3,726
United Mexican States 6.40% 5/7/2054		1,000	942
United Mexican States 3.75% 4/19/2071		2,550	1,520

Total bonds & notes of governments & government agencies outside the U.S.			145,163

Federal agency bonds & notes 0.04%
Fannie Mae 2.125% 4/24/2026[11]		37,230	35,195

Municipals 0.03%
California 0.00%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 6/1/2034		1,580	1,291

Illinois 0.02%
G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033		22,485	21,979

Ohio 0.00%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031		4,740	4,029

Texas 0.01%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052		8,155	5,644

Washington 0.00%
Energy Northwest, Electric Rev. Bonds (Columbia Generating Station), Series 2015-B, 2.814% 7/1/2024		410	408

Total municipals			33,351

Total bonds, notes & other debt instruments (cost: $17,779,948,000)			16,791,503

Investment funds 2.39%		Shares
Capital Group Central Corporate Bond Fund[6]		299,139,305	2,429,011

Total Investment funds (cost: $2,980,983,000)			2,429,011

34	Capital Income Builder

Short-term securities 3.88%	Shares	Value (000)
Money market investments 3.69%
Capital Group Central Cash Fund 5.37%[6,17]	37,516,086	$3,751,609

Money market investments purchased with collateral from securities on loan 0.19%
Capital Group Central Cash Fund 5.37%[6,17,18]	961,956	96,196
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.23%[17,18]	15,665,008	15,665
BlackRock Liquidity Funds – FedFund, Institutional Shares 5.18%[17,18]	11,400,000	11,400
Dreyfus Treasury Obligations Cash Management, Institutional Shares 5.19%[17,18]	11,400,000	11,400
Fidelity Investments Money Market Government Portfolio, Class I 5.20%[17,18]	11,400,000	11,400
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.21%[17,18]	11,400,000	11,400
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 5.22%[17,18]	11,400,000	11,400
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 5.25%[17,18]	11,400,000	11,400
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25%[17,18]	11,400,000	11,400
		191,661

Total short-term securities (cost: $3,943,115,000)		3,943,270
Total investment securities 101.02% (cost: $85,048,235,000)		102,573,797
Other assets less liabilities (1.02)%		(1,031,417)

Net assets 100.00%		$101,542,380

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 4/30/2024 (000)
3 Month SOFR Futures	Long	5,873	3/19/2025	USD1,393,956	$(3,904)
3 Month SOFR Futures	Long	5,863	9/17/2025	1,396,567	(1,484)
2 Year U.S. Treasury Note Futures	Long	22,078	7/3/2024	4,474,245	(40,594)
5 Year U.S. Treasury Note Futures	Long	43,016	7/3/2024	4,505,590	(86,830)
10 Year U.S. Treasury Note Futures	Short	948	6/28/2024	(101,851)	2,765
10 Year U.S. Treasury Note Futures	Short	3,324	6/28/2024	(366,367)	11,481
20 Year U.S. Treasury Bond Futures	Long	699	6/28/2024	79,555	(3,600)
30 Year Ultra U.S. Treasury Bond Futures	Long	2,346	6/28/2024	280,494	(14,915)
					$(137,081)

Forward currency contracts

Contract amount						Unrealized appreciation (depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 4/30/2024 (000)
EUR	534	USD	571	JPMorgan Chase	5/8/2024	$—	[3]
USD	25,282	EUR	23,516	JPMorgan Chase	5/15/2024	170
USD	405	EUR	380	JPMorgan Chase	5/21/2024		(1)
						$169

Capital Income Builder	35

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay			Notional	Value at	Upfront premium paid	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)	4/30/2024 (000)	(received) (000)	at 4/30/2024 (000)
3.52647%	Annual	U.S. EFFR	Annual	6/16/2024	USD480,632	$(1,221)	$—	$(1,221)
3.5291%	Annual	U.S. EFFR	Annual	6/16/2024	519,368	(1,318)	—	(1,318)
3.497%	Annual	U.S. EFFR	Annual	6/16/2024	518,700	(1,337)	—	(1,337)
3.4585%	Annual	U.S. EFFR	Annual	6/17/2024	80,177	(210)	—	(210)
3.4325%	Annual	U.S. EFFR	Annual	6/17/2024	380,800	(1,011)	—	(1,011)
SOFR	Annual	3.41%	Annual	12/20/2029	634,000	32,411	—	32,411
SOFR	Annual	3.045%	Annual	7/27/2050	65,600	11,039	—	11,039
						$38,353	$—	$38,353

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 4/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 4/30/2024 (000)
CDX.NA.HY.42	5.00%	Quarterly	6/20/2029	USD10,000	$(584)	$(716)	$132
CDX.NA.IG.42	1.00%	Quarterly	6/20/2029	46,090	(966)	(1,023)	57
					$(1,550)	$(1,739)	$189

Investments in affiliates6

	Value at 11/1/2023 (000)	Additions (000)		Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2024 (000)	Dividend or interest income (000)
Common stocks 0.22%
Financials 0.00%
360 ONE WAM, Ltd.[19]	$119,387	$—		$26,063	$9,224	$44,319	$—	$1,933
Industrials 0.16%
Trinity Industries, Inc.	160,641	—		38,830	7,486	33,380	162,677	4,319
Real estate 0.06%
POWERGRID Infrastructure Investment Trust REIT	69,780	—		14,833	(4,780)	4,267	54,434	4,224
Total common stocks							217,111
Investment funds 2.39%
Capital Group Central Corporate Bond Fund	2,265,745	53,241		—	—	110,025	2,429,011	53,241
Short-term securities 3.79%
Money market investments 3.69%
Capital Group Central Cash Fund 5.37%[17]	5,118,998	7,325,149		8,692,559	770	(749)	3,751,609	133,549
Money market investments purchased with collateral from securities on loan 0.10%
Capital Group Central Cash Fund 5.37%[17,18]	1,676	94,520	[20]				96,196	—	[21]
Total short-term securities							3,847,805
Total 6.40%					$12,700	$191,242	$6,493,927	$197,266

36	Capital Income Builder

Restricted securities16

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
NBM US Holdings, Inc. 6.625% 8/6/2029	4/1/2020-4/3/2020	$2,491	$2,623	.01%
Modec Finance BV 7.84% 7/15/2026[2]	7/28/2023	2,000	2,011	.00	[22]
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[2,7]	12/6/2022	1,501	1,500	.00	[22]
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[2,7]	12/6/2022	240	240	.00	[22]
Stillwater Mining Co. 4.50% 11/16/2029	2/20/2024	487	473	.00	[22]
Stillwater Mining Co. 4.00% 11/16/2026	2/9/2024-2/20/2024	363	358	.00	[22]
Sasol Financing USA, LLC 8.75% 5/3/2029	4/9/2024-4/15/2024	767	755	.00	[22]
Total		$7,849	$7,960	.01%

[1]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,404,982,000, which represented 2.37% of the net assets of the fund.
[2]	Value determined using significant unobservable inputs.
[3]	Amount less than one thousand.
[4]	All or a portion of this security was on loan. The total value of all such securities was $228,401,000, which represented .22% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[5]	Security did not produce income during the last 12 months.
[6]	Affiliate of the fund or part of the same “group of investment companies” as the fund, as defined under the Investment Company Act of 1940, as amended.
[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[9]	Purchased on a TBA basis.
[10]	Step bond; coupon rate may change at a later date.
[11]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $149,548,000, which represented .15% of the net assets of the fund.
[12]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $29,515,000, which represented .03% of the net assets of the fund.
[13]	Scheduled interest and/or principal payment was not received.
[14]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[15]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[16]	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $7,960,000, which represented .01% of the net assets of the fund.
[17]	Rate represents the seven-day yield at 4/30/2024.
[18]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[19]	Affiliated issuer during the reporting period but no longer an affiliate at 4/30/2024. Refer to the investment portfolio for the security value at 4/30/2024.
[20]	Represents net activity. Refer to Note 5 for more information on securities lending.
[21]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
[22]	Amount less than .01%.

Key to abbreviation(s)

ADR = American Depositary Receipts
Assn. = Association
Auth. = Authority
CAD = Canadian dollars
CDI = CREST Depository Interest
CLO = Collateralized Loan Obligations
CME = CME Group
DAC = Designated Activity Company
EFFR = Effective Federal Funds Rate
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
G.O. = General Obligation
GBP = British pounds
GDR = Global Depositary Receipts
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
RSC = Restricted Scope Company
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars

Refer to the notes to financial statements.

Capital Income Builder	37

Financial statements

Statement of assets and liabilities	unaudited
at April 30, 2024	(dollars in thousands)

Assets:
Investment securities, at value (includes $228,401 of investment securities on loan):
Unaffiliated issuers (cost: $78,041,635)	$96,079,870
Affiliated issuers (cost: $7,006,600)	6,493,927	$102,573,797
Cash		7,328
Cash denominated in currencies other than U.S. dollars (cost: $31,840)		31,838
Unrealized appreciation on open forward currency contracts		170
Receivables for:
Sales of investments	1,027,757
Sales of fund’s shares	40,676
Dividends and interest	537,268
Securities lending income	2
Variation margin on futures contracts	2,581
Variation margin on centrally cleared swap contracts	3,356	1,611,640
		104,224,773
Liabilities:
Collateral for securities on loan		191,661
Unrealized depreciation on open forward currency contracts		1
Payables for:
Purchases of investments	2,273,332
Repurchases of fund’s shares	86,450
Investment advisory services	21,121
Services provided by related parties	18,562
Trustees’ deferred compensation	3,117
Variation margin on futures contracts	26,878
Variation margin on centrally cleared swap contracts	385
Other	60,886	2,490,731
Net assets at April 30, 2024		$101,542,380

Net assets consist of:
Capital paid in on shares of beneficial interest		$82,944,233
Total distributable earnings (accumulated loss)		18,598,147
Net assets at April 30, 2024		$101,542,380

Refer to the notes to financial statements.

38	Capital Income Builder

Financial statements (continued)

Statement of assets and liabilities	unaudited
at April 30, 2024 (continued)	(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,532,107 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$59,662,939	900,079		$66.29
Class C	1,024,959	15,418		66.48
Class T	11	—	*	66.26
Class F-1	1,991,887	30,049		66.29
Class F-2	12,641,959	190,905		66.22
Class F-3	5,588,031	84,331		66.26
Class 529-A	2,183,685	32,957		66.26
Class 529-C	61,510	925		66.47
Class 529-E	58,121	877		66.29
Class 529-T	15	—	*	66.28
Class 529-F-1	13	—	*	66.25
Class 529-F-2	184,086	2,777		66.30
Class 529-F-3	13	—	*	66.28
Class R-1	54,076	815		66.36
Class R-2	333,602	5,031		66.32
Class R-2E	35,441	537		65.97
Class R-3	601,683	9,075		66.30
Class R-4	431,628	6,513		66.27
Class R-5E	94,613	1,430		66.17
Class R-5	253,492	3,823		66.31
Class R-6	16,340,616	246,565		66.27

*	Amount less than one thousand.

Refer to the notes to financial statements.

Capital Income Builder	39

Financial statements (continued)

Statement of operations	unaudited
for the six months ended April 30, 2024	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $58,872; also includes $197,266 from affiliates)	$1,717,810
Interest from unaffiliated issuers	379,683
Securities lending income (net of fees)	1,550	$2,099,043
Fees and expenses*:
Investment advisory services	119,899
Distribution services	89,051
Transfer agent services	34,678
Administrative services	15,237
529 plan services	714
Reports to shareholders	1,281
Registration statement and prospectus	471
Trustees’ compensation	806
Auditing and legal	96
Custodian	1,956
Other	102	264,291
Net investment income		1,834,752

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $29,783):
Unaffiliated issuers	1,138,766
Affiliated issuers	12,700
Futures contracts	(34,530)
Forward currency contracts	353
Swap contracts	(15,508)
Currency transactions	(4,061)	1,097,720
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $40,949):
Unaffiliated issuers	8,446,596
Affiliated issuers	191,242
Futures contracts	(18,153)
Forward currency contracts	169
Swap contracts	15,036
Currency translations	(4,529)	8,630,361
Net realized gain (loss) and unrealized appreciation (depreciation)		9,728,081

Net increase (decrease) in net assets resulting from operations		$11,562,833

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

Refer to the notes to financial statements.

40	Capital Income Builder

Financial statements (continued)

Statements of changes in net assets
(dollars in thousands)

	Six months ended April 30, 2024*	Year ended October 31, 2023
Operations:
Net investment income	$1,834,752	$3,460,032
Net realized gain (loss)	1,097,720	1,019,355
Net unrealized appreciation (depreciation)	8,630,361	(1,006,410)
Net increase (decrease) in net assets resulting from operations	11,562,833	3,472,977

Distributions paid to shareholders	(2,277,591)	(3,563,235)

Net capital share transactions	(2,161,986)	(2,004,053)

Total increase (decrease) in net assets	7,123,256	(2,094,311)

Net assets:
Beginning of period	94,419,124	96,513,435
End of period	$101,542,380	$94,419,124

*	Unaudited.

Refer to the notes to financial statements.

Capital Income Builder	41

Notes to financial statements	unaudited

1. Organization

Capital Income Builder (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and a growing stream of income over the years. Growth of capital is a secondary objective.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

42	Capital Income Builder

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds”), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract.

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Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The tables on the following page present the fund’s valuation levels as of April 30, 2024 (dollars in thousands):

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	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Financials	$7,987,571	$5,051,040	—	*	$13,038,611
Information technology	8,461,438	2,257,141	—		10,718,579
Health care	7,502,650	2,639,510	—	*	10,142,160
Consumer staples	5,499,758	3,833,308	—		9,333,066
Industrials	5,065,681	4,200,530	—		9,266,211
Energy	4,772,325	1,809,280	42		6,581,647
Utilities	3,598,856	2,713,710	—		6,312,566
Consumer discretionary	2,618,143	1,783,809	—		4,401,952
Real estate	3,392,187	679,420	—		4,071,607
Communication services	1,466,093	1,628,805	—		3,094,898
Materials	1,342,533	968,911	—		2,311,444
Preferred securities	—	10,400	—		10,400
Convertible stocks	126,872	—	—		126,872
Bonds, notes & other debt instruments:
Mortgage-backed obligations	—	8,126,944	6,014		8,132,958
U.S. Treasury bonds & notes	—	4,965,219	—		4,965,219
Corporate bonds, notes & loans	—	2,780,385	2,047		2,782,432
Asset-backed obligations	—	693,665	3,520		697,185
Bonds & notes of governments & government agencies outside the U.S.	—	145,163	—		145,163
Federal agency bonds & notes	—	35,195	—		35,195
Municipals	—	33,351	—		33,351
Investment funds	2,429,011	—	—		2,429,011
Short-term securities	3,943,270	—	—		3,943,270
Total	$58,206,388	$44,355,786	$11,623		$102,573,797

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$14,246	$—	$—	$14,246
Unrealized appreciation on open forward currency contracts	—	170	—	170
Unrealized appreciation on centrally cleared interest rate swaps	—	43,450	—	43,450
Unrealized appreciation on centrally cleared credit default swaps	—	189	—	189
Liabilities:
Unrealized depreciation on futures contracts	(151,327)	—	—	(151,327)
Unrealized depreciation on open forward currency contracts	—	(1)	—	(1)
Unrealized depreciation on centrally cleared interest rate swaps	—	(5,097)	—	(5,097)
Total	$(137,081)	$38,711	$—	$(98,370)

*	Amount less than one thousand.
†	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations. These risks may be heightened in the case of smaller capitalization stocks.

Capital Income Builder	45

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities which may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

46	Capital Income Builder

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.

As of April 30, 2024, the total value of securities on loan was $228,401,000, and the total value of collateral received was $264,478,000. Collateral received includes cash of $191,661,000 and U.S. government securities of $72,817,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

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On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $10,180,569,000.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $9,180,000.

Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.

Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.

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Swap agreements can take different forms. The fund has entered into the following types of swap agreements:

Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $3,745,943,000.

Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSI”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.

The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $39,048,000.

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, forward currency contracts, interest rate swaps and credit default swaps as of, or for the six months ended, April 30, 2024 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$14,246	Unrealized depreciation*	$151,327
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	170	Unrealized depreciation on open forward currency contracts	1
Swap (centrally cleared)	Interest	Unrealized appreciation*	43,450	Unrealized depreciation*	5,097
Swap (centrally cleared)	Credit	Unrealized appreciation*	189	Unrealized depreciation*	—
			$58,055		$156,425

Refer to the end of the tables for footnote.

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		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(34,530)	Net unrealized appreciation (depreciation) on futures contracts	$(18,153)
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	353	Net unrealized appreciation (depreciation) on forward currency contracts	169
Swap	Interest	Net realized gain (loss) on swap contracts	(15,335)	Net unrealized appreciation (depreciation) on swap contracts	14,655
Swap	Credit	Net realized gain (loss) on swap contracts	(173)	Net unrealized appreciation (depreciation) on swap contracts	381
			$(49,685)		$(2,948)

*	Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and its use of futures contracts, forward currency contracts, interest rate swaps, credit default swaps and future delivery contracts. For securities lending, the fund receives collateral in exchange for lending investment securities. The lending agent may reinvest cash collateral from securities lending transactions according to agreed parameters. Cash collateral reinvested by the lending agent, if any, is disclosed in the fund’s investment portfolio. For futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of April 30, 2024, if close-out netting was exercised (dollars in thousands):

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
JPMorgan Chase	$170	$(1)	$—	$(169)	$—
Liabilities:
JPMorgan Chase	$1	$(1)	$—	$—	$—

*	Collateral is shown on a settlement basis.

50	Capital Income Builder

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2024, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years (“EU reclaims”). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the six months ended April 30, 2024, the fund recognized $29,950,000 in EU reclaims (net of $197,000 in fees and the effect of realized gain or loss from currency translations) and $4,825,000 in interest related to European court rulings, which is included in dividend income and interest income, respectively, in the fund’s statement of operations. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold; non-U.S. taxes on capital gains; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of October 31, 2023, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$876,841
Undistributed long-term capital gains	113,315

As of April 30, 2024, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$21,817,513
Gross unrealized depreciation on investments	(4,933,121)
Net unrealized appreciation (depreciation) on investments	16,884,392
Cost of investments	85,592,774

Capital Income Builder	51

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended April 30, 2024						Year ended October 31, 2023
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid
Class A	$1,248,717		$66,909		$1,315,626		$2,090,021		$—	$2,090,021
Class C	18,914		1,257		20,171		37,104		—	37,104
Class T	—	*	—	*	—	*	—	*	—	—	*
Class F-1	41,654		2,276		43,930		72,440		—	72,440
Class F-2	301,493		15,225		316,718		489,016		—	489,016
Class F-3	123,095		6,096		129,191		202,392		—	202,392
Class 529-A	45,296		2,451		47,747		76,435		—	76,435
Class 529-C	1,087		73		1,160		2,005		—	2,005
Class 529-E	1,152		66		1,218		1,994		—	1,994
Class 529-T	—	*	—	*	—	*	1		—	1
Class 529-F-1	—	*	—	*	—	*	1		—	1
Class 529-F-2	3,942		200		4,142		6,178		—	6,178
Class 529-F-3	—	*	—	*	—	*	1		—	1
Class R-1	945		62		1,007		1,547		—	1,547
Class R-2	5,749		377		6,126		9,509		—	9,509
Class R-2E	665		40		705		1,120		—	1,120
Class R-3	11,718		679		12,397		19,667		—	19,667
Class R-4	8,991		484		9,475		15,211		—	15,211
Class R-5E	1,961		99		2,060		3,165		—	3,165
Class R-5	5,622		281		5,903		9,691		—	9,691
Class R-6	343,219		16,796		360,015		525,737		—	525,737
Total	$2,164,220		$113,371		$2,277,591		$3,563,235		$—	$3,563,235

*	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.240% on the first $1 billion of daily net assets and decreasing to 0.110% on such assets in excess of $115 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 3.00% on the first $100,000,000 of the fund’s monthly gross income and decreasing to 2.50% on such income in excess of $100,000,000. For the six months ended April 30, 2024, the investment advisory services fees were $119,899,000, which were equivalent to an annualized rate of 0.236% of average daily net assets.

52	Capital Income Builder

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of April 30, 2024, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Virginia529 is not considered a related party to the fund.

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended April 30, 2024, the 529 plan services fees were $714,000, which were equivalent to 0.057% of the average daily net assets of each 529 share class.

Capital Income Builder	53

For the six months ended April 30, 2024, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$74,407	$23,219		$8,960		Not applicable
Class C	5,487	436		165		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	2,477	1,432		303		Not applicable
Class F-2	Not applicable	7,198		2,031		Not applicable
Class F-3	Not applicable	23		822		Not applicable
Class 529-A	2,526	788		327		$627
Class 529-C	320	24		10		18
Class 529-E	145	10		9		17
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	—	*	—	*	—	*
Class 529-F-2	Not applicable	38		27		52
Class 529-F-3	Not applicable	—	*	—	*	—	*
Class R-1	275	27		8		Not applicable
Class R-2	1,259	583		50		Not applicable
Class R-2E	106	37		5		Not applicable
Class R-3	1,510	449		91		Not applicable
Class R-4	539	217		65		Not applicable
Class R-5E	Not applicable	70		14		Not applicable
Class R-5	Not applicable	59		38		Not applicable
Class R-6	Not applicable	68		2,312		Not applicable
Total class-specific expenses	$89,051	$34,678		$15,237		$714

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $806,000 in the fund’s statement of operations reflects $293,000 in current fees (either paid in cash or deferred) and a net increase of $513,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investments in CCBF and CCF — The fund holds shares of CCBF, a corporate bond fund, and CCF, an institutional prime money market fund, which are both managed by CRMC. CCBF seeks to provide maximum total return consistent with capital preservation and prudent risk management by investing primarily in corporate debt instruments. CCBF is used as an investment vehicle for the fund’s corporate bond investments. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. Both CCBF and CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from either CCBF or CCF.

Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended April 30, 2024, the fund engaged in such purchase and sale transactions with related funds in the amounts of $967,475,000 and $774,579,000, respectively, which generated $32,757,000 of net realized gains from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended April 30, 2024.

54	Capital Income Builder

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2024

Class A	$1,034,230	15,736	$1,285,809		19,492		$(3,985,893)	(60,690)	$(1,665,854)	(25,462)
Class C	41,603	630	19,980		302		(241,217)	(3,666)	(179,634)	(2,734)
Class T	—	—	—		—		—	—	—	—
Class F-1	26,982	410	43,377		657		(175,364)	(2,666)	(105,005)	(1,599)
Class F-2	1,414,076	21,461	305,357		4,633		(2,990,624)	(44,959)	(1,271,191)	(18,865)
Class F-3	550,211	8,348	127,822		1,938		(634,555)	(9,649)	43,478	637
Class 529-A	77,233	1,176	47,732		724		(187,122)	(2,850)	(62,157)	(950)
Class 529-C	7,045	107	1,157		17		(16,627)	(253)	(8,425)	(129)
Class 529-E	2,583	39	1,217		19		(7,060)	(108)	(3,260)	(50)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	17,036	259	4,141		63		(18,434)	(280)	2,743	42
Class 529-F-3	—	—	—	†	—	†	—	—	— †	— †
Class R-1	2,945	45	1,007		15		(7,455)	(113)	(3,503)	(53)
Class R-2	20,714	314	6,119		93		(41,051)	(624)	(14,218)	(217)
Class R-2E	2,730	41	705		11		(3,948)	(60)	(513)	(8)
Class R-3	35,495	539	12,361		187		(70,511)	(1,071)	(22,655)	(345)
Class R-4	24,691	374	9,468		144		(47,055)	(717)	(12,896)	(199)
Class R-5E	11,586	176	2,059		31		(10,161)	(156)	3,484	51
Class R-5	14,877	227	5,896		89		(24,921)	(379)	(4,148)	(63)
Class R-6	1,439,647	21,678	359,930		5,455		(657,809)	(9,976)	1,141,768	17,157
Total net increase (decrease)	$4,723,684	71,560	$2,234,137		33,870		$(9,119,807)	(138,217)	$(2,161,986)	(32,787)

Refer to the end of the table for footnotes.

Capital Income Builder	55

	Sales*		Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2023

Class A	$2,372,607	37,304	$2,040,553		32,467		$(6,889,939)	(108,694)	$(2,476,779)	(38,923)
Class C	104,178	1,633	36,718		582		(517,625)	(8,116)	(376,729)	(5,901)
Class T	—	—	—		—		—	—	—	—
Class F-1	50,164	787	71,390		1,136		(314,234)	(4,956)	(192,680)	(3,033)
Class F-2	2,420,771	38,124	471,217		7,506		(2,774,165)	(43,840)	117,823	1,790
Class F-3	1,012,221	16,062	200,288		3,189		(1,008,600)	(15,905)	203,909	3,346
Class 529-A	166,882	2,622	76,412		1,216		(358,725)	(5,628)	(115,431)	(1,790)
Class 529-C	13,450	211	2,002		32		(32,943)	(515)	(17,491)	(272)
Class 529-E	5,068	79	1,993		32		(12,585)	(197)	(5,524)	(86)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	34,154	537	6,175		98		(29,439)	(461)	10,890	174
Class 529-F-3	—	—	—	†	—	†	—	—	— †	— †
Class R-1	7,225	114	1,547		25		(13,324)	(210)	(4,552)	(71)
Class R-2	44,925	706	9,498		151		(81,917)	(1,291)	(27,494)	(434)
Class R-2E	7,134	114	1,120		18		(12,315)	(196)	(4,061)	(64)
Class R-3	76,780	1,206	19,611		312		(141,713)	(2,226)	(45,322)	(708)
Class R-4	46,237	728	15,206		242		(87,792)	(1,383)	(26,349)	(413)
Class R-5E	18,697	295	3,165		50		(19,810)	(313)	2,052	32
Class R-5	24,471	385	9,683		154		(52,348)	(823)	(18,194)	(284)
Class R-6	1,368,319	21,535	525,724		8,369		(922,164)	(14,503)	971,879	15,401
Total net increase (decrease)	$7,773,283	122,442	$3,492,302		55,579		$(13,269,638)	(209,257)	$(2,004,053)	(31,236)

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $29,075,453,000 and $30,739,136,000, respectively, during the six months ended April 30, 2024.

56	Capital Income Builder

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimbursement[4]		Ratio of expenses to average net assets after reimbursement[3,4]		Ratio of net income (loss) to average net assets[3]
Class A:
4/30/2024[5,6]	$60.34	$1.15	$6.24	$7.39	$(1.37)	$(.07)	$(1.44)	$66.29	12.26%[7]	$59,663		.60%[8]		.60%[8]		3.53%[8]
10/31/2023	60.47	2.13	(.05)	2.08	(2.21)	—	(2.21)	60.34	3.34	55,851		.60		.60		3.36
10/31/2022	69.09	1.98	(8.33)	(6.35)	(2.27)	—	(2.27)	60.47	(9.42)	58,325		.59		.59		3.00
10/31/2021	56.52	2.07	12.33	14.40	(1.83)	—	(1.83)	69.09	25.67	67,634		.59		.59		3.12
10/31/2020	61.99	1.96	(4.74)	(2.78)	(2.09)	(.60)	(2.69)	56.52	(4.55)	56,666		.61		.61		3.31
10/31/2019	58.01	1.94	4.18	6.12	(2.14)	—	(2.14)	61.99	10.79	65,201		.60		.60		3.23
Class C:
4/30/2024[5,6]	60.51	.90	6.26	7.16	(1.12)	(.07)	(1.19)	66.48	11.83 [7]	1,025		1.35	[8]	1.35	[8]	2.75	[8]
10/31/2023	60.63	1.66	(.06)	1.60	(1.72)	—	(1.72)	60.51	2.56	1,098		1.35		1.35		2.60
10/31/2022	69.23	1.49	(8.34)	(6.85)	(1.75)	—	(1.75)	60.63	(10.07)	1,458		1.33		1.33		2.25
10/31/2021	56.63	1.57	12.36	13.93	(1.33)	—	(1.33)	69.23	24.72	2,047		1.34		1.34		2.37
10/31/2020	62.07	1.52	(4.73)	(3.21)	(1.63)	(.60)	(2.23)	56.63	(5.26)	2,083		1.35		1.35		2.55
10/31/2019	58.07	1.48	4.19	5.67	(1.67)	—	(1.67)	62.07	9.95	3,401		1.36		1.36		2.47
Class T:
4/30/2024[5,6]	60.32	1.23	6.23	7.46	(1.45)	(.07)	(1.52)	66.26	12.39 [7,9]	—	[10]	.35	[8,9]	.35	[8,9]	3.78	[8,9]
10/31/2023	60.46	2.30	(.07)	2.23	(2.37)	—	(2.37)	60.32	3.60 [9]	—	[10]	.34	[9]	.34	[9]	3.61	[9]
10/31/2022	69.08	2.14	(8.32)	(6.18)	(2.44)	—	(2.44)	60.46	(9.18)[9]	—	[10]	.33	[9]	.33	[9]	3.26	[9]
10/31/2021	56.52	2.23	12.33	14.56	(2.00)	—	(2.00)	69.08	25.96 [9]	—	[10]	.34	[9]	.34	[9]	3.37	[9]
10/31/2020	62.00	2.11	(4.75)	(2.64)	(2.24)	(.60)	(2.84)	56.52	(4.31)[9]	—	[10]	.35	[9]	.35	[9]	3.57	[9]
10/31/2019	58.02	2.08	4.18	6.26	(2.28)	—	(2.28)	62.00	11.06 [9]	—	[10]	.36	[9]	.36	[9]	3.48	[9]
Class F-1:
4/30/2024[5,6]	60.35	1.13	6.23	7.36	(1.35)	(.07)	(1.42)	66.29	12.23 [7]	1,992		.66	[8]	.66	[8]	3.46	[8]
10/31/2023	60.48	2.10	(.06)	2.04	(2.17)	—	(2.17)	60.35	3.26	1,910		.66		.66		3.30
10/31/2022	69.09	1.94	(8.33)	(6.39)	(2.22)	—	(2.22)	60.48	(9.46)	2,097		.64		.64		2.95
10/31/2021	56.51	2.02	12.35	14.37	(1.79)	—	(1.79)	69.09	25.61	2,555		.65		.65		3.06
10/31/2020	61.98	1.93	(4.74)	(2.81)	(2.06)	(.60)	(2.66)	56.51	(4.61)	3,033		.65		.65		3.26
10/31/2019	58.00	1.90	4.18	6.08	(2.10)	—	(2.10)	61.98	10.72	4,013		.66		.66		3.17
Class F-2:
4/30/2024[5,6]	60.29	1.22	6.22	7.44	(1.44)	(.07)	(1.51)	66.22	12.38 [7]	12,642		.38	[8]	.38	[8]	3.74	[8]
10/31/2023	60.42	2.27	(.05)	2.22	(2.35)	—	(2.35)	60.29	3.56	12,646		.38		.38		3.58
10/31/2022	69.03	2.12	(8.32)	(6.20)	(2.41)	—	(2.41)	60.42	(9.21)	12,566		.37		.37		3.23
10/31/2021	56.47	2.22	12.32	14.54	(1.98)	—	(1.98)	69.03	25.95	13,182		.37		.37		3.34
10/31/2020	61.95	2.09	(4.75)	(2.66)	(2.22)	(.60)	(2.82)	56.47	(4.35)	10,126		.38		.38		3.54
10/31/2019	57.97	2.05	4.19	6.24	(2.26)	—	(2.26)	61.95	11.03	11,155		.39		.39		3.43
Class F-3:
4/30/2024[5,6]	60.32	1.26	6.23	7.49	(1.48)	(.07)	(1.55)	66.26	12.43 [7]	5,588		.28	[8]	.28	[8]	3.86	[8]
10/31/2023	60.46	2.34	(.07)	2.27	(2.41)	—	(2.41)	60.32	3.67	5,049		.27		.27		3.69
10/31/2022	69.08	2.19	(8.33)	(6.14)	(2.48)	—	(2.48)	60.46	(9.12)	4,858		.26		.26		3.33
10/31/2021	56.50	2.29	12.33	14.62	(2.04)	—	(2.04)	69.08	26.09	5,275		.27		.27		3.45
10/31/2020	61.98	2.15	(4.74)	(2.59)	(2.29)	(.60)	(2.89)	56.50	(4.24)	4,102		.28		.28		3.64
10/31/2019	58.01	2.12	4.17	6.29	(2.32)	—	(2.32)	61.98	11.12	4,401		.29		.29		3.54
Class 529-A:
4/30/2024[5,6]	60.32	1.14	6.23	7.37	(1.36)	(.07)	(1.43)	66.26	12.24 [7]	2,184		.64	[8]	.64	[8]	3.50	[8]
10/31/2023	60.45	2.11	(.06)	2.05	(2.18)	—	(2.18)	60.32	3.30	2,045		.64		.64		3.32
10/31/2022	69.06	1.96	(8.32)	(6.36)	(2.25)	—	(2.25)	60.45	(9.45)	2,158		.61		.61		2.98
10/31/2021	56.49	2.04	12.33	14.37	(1.80)	—	(1.80)	69.06	25.61	2,534		.63		.63		3.08
10/31/2020	61.96	1.93	(4.73)	(2.80)	(2.07)	(.60)	(2.67)	56.49	(4.59)	2,164		.65		.65		3.27
10/31/2019	57.99	1.90	4.17	6.07	(2.10)	—	(2.10)	61.96	10.71	2,306		.66		.66		3.17

Refer to the end of the table for footnotes.

Capital Income Builder	57

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimbursement[4]		Ratio of expenses to average net assets after reimbursement[3,4]		Ratio of net income (loss) to average net assets[3]
Class 529-C:
4/30/2024[5,6]	$60.50	$.89	$6.25	$7.14	$(1.10)	$(.07)	$(1.17)	$66.47	11.81%[7]	$61		1.40%[8]		1.40%[8]		2.71%[8]
10/31/2023	60.61	1.62	(.05)	1.57	(1.68)	—	(1.68)	60.50	2.52	64		1.41		1.41		2.55
10/31/2022	69.21	1.45	(8.34)	(6.89)	(1.71)	—	(1.71)	60.61	(10.13)	80		1.38		1.38		2.19
10/31/2021	56.61	1.55	12.36	13.91	(1.31)	—	(1.31)	69.21	24.70	117		1.37		1.37		2.33
10/31/2020	62.02	1.50	(4.73)	(3.23)	(1.58)	(.60)	(2.18)	56.61	(5.29)	127		1.38		1.38		2.52
10/31/2019	58.03	1.46	4.17	5.63	(1.64)	—	(1.64)	62.02	9.89	375		1.40		1.40		2.44
Class 529-E:
4/30/2024[5,6]	60.35	1.07	6.23	7.30	(1.29)	(.07)	(1.36)	66.29	12.12 [7]	58		.86	[8]	.86	[8]	3.27	[8]
10/31/2023	60.48	1.97	(.07)	1.90	(2.03)	—	(2.03)	60.35	3.04	56		.87		.87		3.10
10/31/2022	69.09	1.80	(8.32)	(6.52)	(2.09)	—	(2.09)	60.48	(9.65)	61		.85		.85		2.74
10/31/2021	56.51	1.89	12.35	14.24	(1.66)	—	(1.66)	69.09	25.35	75		.85		.85		2.86
10/31/2020	61.98	1.81	(4.75)	(2.94)	(1.93)	(.60)	(2.53)	56.51	(4.80)	68		.86		.86		3.05
10/31/2019	58.00	1.77	4.18	5.95	(1.97)	—	(1.97)	61.98	10.47	82		.88		.88		2.96
Class 529-T:
4/30/2024[5,6]	60.34	1.22	6.23	7.45	(1.44)	(.07)	(1.51)	66.28	12.38 [7,9]	—	[10]	.40	[8,9]	.40	[8,9]	3.74	[8,9]
10/31/2023	60.47	2.27	(.06)	2.21	(2.34)	—	(2.34)	60.34	3.57 [9]	—	[10]	.40	[9]	.40	[9]	3.57	[9]
10/31/2022	69.08	2.12	(8.32)	(6.20)	(2.41)	—	(2.41)	60.47	(9.22)[9]	—	[10]	.37	[9]	.37	[9]	3.22	[9]
10/31/2021	56.52	2.19	12.33	14.52	(1.96)	—	(1.96)	69.08	25.89 [9]	—	[10]	.40	[9]	.40	[9]	3.31	[9]
10/31/2020	62.00	2.08	(4.75)	(2.67)	(2.21)	(.60)	(2.81)	56.52	(4.37)[9]	—	[10]	.41	[9]	.41	[9]	3.51	[9]
10/31/2019	58.02	2.04	4.19	6.23	(2.25)	—	(2.25)	62.00	10.99 [9]	—	[10]	.42	[9]	.42	[9]	3.41	[9]
Class 529-F-1:
4/30/2024[5,6]	60.31	1.20	6.22	7.42	(1.41)	(.07)	(1.48)	66.25	12.34 [7,9]	—	[10]	.47	[8,9]	.47	[8,9]	3.66	[8,9]
10/31/2023	60.44	2.22	(.06)	2.16	(2.29)	—	(2.29)	60.31	3.47 [9]	—	[10]	.47	[9]	.47	[9]	3.49	[9]
10/31/2022	69.05	2.06	(8.32)	(6.26)	(2.35)	—	(2.35)	60.44	(9.30)[9]	—	[10]	.46	[9]	.46	[9]	3.13	[9]
10/31/2021	56.50	2.10	12.39	14.49	(1.94)	—	(1.94)	69.05	25.84 [9]	—	[10]	.44	[9]	.44	[9]	3.17	[9]
10/31/2020	61.97	2.08	(4.74)	(2.66)	(2.21)	(.60)	(2.81)	56.50	(4.36)[9]	—	[10]	.41	[9]	.41	[9]	3.51	[9]
10/31/2019	58.00	2.04	4.17	6.21	(2.24)	—	(2.24)	61.97	10.98	115		.42		.42		3.41
Class 529-F-2:
4/30/2024[5,6]	60.36	1.23	6.23	7.46	(1.45)	(.07)	(1.52)	66.30	12.39 [7]	184		.38	[8]	.38	[8]	3.76	[8]
10/31/2023	60.49	2.28	(.06)	2.22	(2.35)	—	(2.35)	60.36	3.58	165		.37		.37		3.59
10/31/2022	69.11	2.13	(8.33)	(6.20)	(2.42)	—	(2.42)	60.49	(9.20)	155		.36		.36		3.24
10/31/2021	56.52	2.22	12.34	14.56	(1.97)	—	(1.97)	69.11	25.97	155		.38		.38		3.34
10/31/2020[5,11]	56.52	—	—	—	—	—	—	56.52	—	110		—		—		—
Class 529-F-3:
4/30/2024[5,6]	60.34	1.24	6.23	7.47	(1.46)	(.07)	(1.53)	66.28	12.42 [7]	—	[10]	.33	[8]	.33	[8]	3.81	[8]
10/31/2023	60.47	2.30	(.05)	2.25	(2.38)	—	(2.38)	60.34	3.60	—	[10]	.33		.33		3.62
10/31/2022	69.09	2.15	(8.33)	(6.18)	(2.44)	—	(2.44)	60.47	(9.17)	—	[10]	.32		.32		3.27
10/31/2021	56.52	2.24	12.34	14.58	(2.01)	—	(2.01)	69.09	26.00	—	[10]	.38		.33		3.38
10/31/2020[5,11]	56.52	—	—	—	—	—	—	56.52	—	—	[10]	—		—		—
Class R-1:
4/30/2024[5,6]	60.42	.90	6.23	7.13	(1.12)	(.07)	(1.19)	66.36	11.83 [7]	54		1.37	[8]	1.37	[8]	2.76	[8]
10/31/2023	60.54	1.65	(.06)	1.59	(1.71)	—	(1.71)	60.42	2.54	52		1.37		1.37		2.59
10/31/2022	69.14	1.48	(8.33)	(6.85)	(1.75)	—	(1.75)	60.54	(10.11)	57		1.34		1.34		2.25
10/31/2021	56.56	1.56	12.34	13.90	(1.32)	—	(1.32)	69.14	24.70	69		1.36		1.36		2.35
10/31/2020	62.00	1.50	(4.72)	(3.22)	(1.62)	(.60)	(2.22)	56.56	(5.29)	62		1.38		1.38		2.53
10/31/2019	58.00	1.47	4.18	5.65	(1.65)	—	(1.65)	62.00	9.89	84		1.39		1.39		2.46

Refer to the end of the table for footnotes.

58	Capital Income Builder

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimbursement[4]		Ratio of expenses to average net assets after reimbursement[3,4]		Ratio of net income (loss) to average net assets[3]
Class R-2:
4/30/2024[5,6]	$60.38	$.90	$6.23	$7.13	$(1.12)	$(.07)	$(1.19)	$66.32	11.84%[7]	$333	1.37%[8]		1.37%[8]		2.76%[8]
10/31/2023	60.50	1.65	(.05)	1.60	(1.72)	—	(1.72)	60.38	2.55	317	1.37		1.37		2.59
10/31/2022	69.10	1.47	(8.32)	(6.85)	(1.75)	—	(1.75)	60.50	(10.10)	344	1.35		1.35		2.24
10/31/2021	56.53	1.56	12.33	13.89	(1.32)	—	(1.32)	69.10	24.72	419	1.36		1.36		2.35
10/31/2020	61.98	1.50	(4.73)	(3.23)	(1.62)	(.60)	(2.22)	56.53	(5.30)	379	1.38		1.38		2.53
10/31/2019	58.00	1.47	4.17	5.64	(1.66)	—	(1.66)	61.98	9.91	460	1.38		1.38		2.45
Class R-2E:
4/30/2024[5,6]	60.07	1.00	6.19	7.19	(1.22)	(.07)	(1.29)	65.97	12.00 [7]	35	1.08	[8]	1.08	[8]	3.06	[8]
10/31/2023	60.20	1.82	(.05)	1.77	(1.90)	—	(1.90)	60.07	2.84	33	1.08		1.08		2.88
10/31/2022	68.78	1.66	(8.29)	(6.63)	(1.95)	—	(1.95)	60.20	(9.85)	37	1.06		1.06		2.53
10/31/2021	56.27	1.74	12.29	14.03	(1.52)	—	(1.52)	68.78	25.08	46	1.07		1.07		2.64
10/31/2020	61.72	1.67	(4.72)	(3.05)	(1.80)	(.60)	(2.40)	56.27	(5.03)	40	1.09		1.09		2.83
10/31/2019	57.77	1.63	4.17	5.80	(1.85)	—	(1.85)	61.72	10.25	50	1.09		1.09		2.74
Class R-3:
4/30/2024[5,6]	60.36	1.05	6.23	7.28	(1.27)	(.07)	(1.34)	66.30	12.09 [7]	602	.92	[8]	.92	[8]	3.21	[8]
10/31/2023	60.49	1.93	(.06)	1.87	(2.00)	—	(2.00)	60.36	3.00	569	.92		.92		3.04
10/31/2022	69.09	1.77	(8.32)	(6.55)	(2.05)	—	(2.05)	60.49	(9.70)	613	.91		.91		2.68
10/31/2021	56.52	1.85	12.34	14.19	(1.62)	—	(1.62)	69.09	25.26	748	.92		.92		2.80
10/31/2020	61.98	1.77	(4.74)	(2.97)	(1.89)	(.60)	(2.49)	56.52	(4.87)	673	.93		.93		2.98
10/31/2019	58.00	1.74	4.17	5.91	(1.93)	—	(1.93)	61.98	10.40	835	.94		.94		2.90
Class R-4:
4/30/2024[5,6]	60.33	1.15	6.22	7.37	(1.36)	(.07)	(1.43)	66.27	12.25 [7]	432	.63	[8]	.63	[8]	3.51	[8]
10/31/2023	60.46	2.12	(.06)	2.06	(2.19)	—	(2.19)	60.33	3.32	405	.62		.62		3.34
10/31/2022	69.07	1.96	(8.32)	(6.36)	(2.25)	—	(2.25)	60.46	(9.43)	431	.61		.61		2.98
10/31/2021	56.50	2.05	12.34	14.39	(1.82)	—	(1.82)	69.07	25.65	547	.62		.62		3.10
10/31/2020	61.97	1.95	(4.74)	(2.79)	(2.08)	(.60)	(2.68)	56.50	(4.58)	475	.62		.62		3.29
10/31/2019	57.99	1.92	4.17	6.09	(2.11)	—	(2.11)	61.97	10.73	583	.64		.64		3.21
Class R-5E:
4/30/2024[5,6]	60.24	1.21	6.22	7.43	(1.43)	(.07)	(1.50)	66.17	12.36 [7]	95	.43	[8]	.43	[8]	3.71	[8]
10/31/2023	60.38	2.25	(.07)	2.18	(2.32)	—	(2.32)	60.24	3.51	83	.42		.42		3.54
10/31/2022	68.98	2.08	(8.30)	(6.22)	(2.38)	—	(2.38)	60.38	(9.24)	81	.41		.41		3.18
10/31/2021	56.43	2.18	12.32	14.50	(1.95)	—	(1.95)	68.98	25.90	78	.42		.42		3.29
10/31/2020	61.91	2.07	(4.75)	(2.68)	(2.20)	(.60)	(2.80)	56.43	(4.40)	55	.42		.42		3.51
10/31/2019	57.94	1.98	4.23	6.21	(2.24)	—	(2.24)	61.91	10.97	43	.43		.43		3.31
Class R-5:
4/30/2024[5,6]	60.36	1.25	6.23	7.48	(1.46)	(.07)	(1.53)	66.31	12.42 [7]	253	.32	[8]	.32	[8]	3.81	[8]
10/31/2023	60.50	2.31	(.07)	2.24	(2.38)	—	(2.38)	60.36	3.64	235	.32		.32		3.64
10/31/2022	69.11	2.16	(8.32)	(6.16)	(2.45)	—	(2.45)	60.50	(9.16)	252	.30		.30		3.28
10/31/2021	56.53	2.25	12.34	14.59	(2.01)	—	(2.01)	69.11	26.02	309	.31		.31		3.40
10/31/2020	62.01	2.13	(4.75)	(2.62)	(2.26)	(.60)	(2.86)	56.53	(4.28)	274	.32		.32		3.59
10/31/2019	58.04	2.08	4.19	6.27	(2.30)	—	(2.30)	62.01	11.07	326	.33		.33		3.47
Class R-6:
4/30/2024[5,6]	60.33	1.27	6.22	7.49	(1.48)	(.07)	(1.55)	66.27	12.43 [7]	16,341	.28	[8]	.28	[8]	3.87	[8]
10/31/2023	60.47	2.34	(.07)	2.27	(2.41)	—	(2.41)	60.33	3.67	13,841	.27		.27		3.68
10/31/2022	69.08	2.19	(8.32)	(6.13)	(2.48)	—	(2.48)	60.47	(9.11)	12,940	.26		.26		3.33
10/31/2021	56.51	2.28	12.34	14.62	(2.05)	—	(2.05)	69.08	26.07	14,277	.27		.27		3.45
10/31/2020	61.99	2.16	(4.75)	(2.59)	(2.29)	(.60)	(2.89)	56.51	(4.24)	12,651	.27		.27		3.65
10/31/2019	58.01	2.12	4.19	6.31	(2.33)	—	(2.33)	61.99	11.12	12,050	.28		.28		3.54

Refer to the end of the table for footnotes.

Capital Income Builder	59

Financial highlights (continued)

	Six months ended April 30,	Year ended October 31,
Portfolio turnover rate for all share classes[12,13]	2024[5,6,7]	2023	2022	2021	2020	2019
Excluding mortgage dollar roll transactions	17%	34%	27%	41%	55%	32%
Including mortgage dollar roll transactions	30%	106%	87%	72%	118%	45%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the years shown, CRMC reimbursed a portion of transfer agent services fees for Class 529-F-3 shares.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[12]	Refer to Note 5 for more information on mortgage dollar rolls.
[13]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

Refer to the notes to financial statements.

60	Capital Income Builder

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (November 1, 2023, through April 30, 2024).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Capital Income Builder	61

Expense example (continued)

	Beginning account value 11/1/2023	Ending account value 4/30/2024	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,122.55	$3.17	.60%
Class A – assumed 5% return	1,000.00	1,021.88	3.02	.60
Class C – actual return	1,000.00	1,118.33	7.11	1.35
Class C – assumed 5% return	1,000.00	1,018.15	6.77	1.35
Class T – actual return	1,000.00	1,123.90	1.85	.35
Class T – assumed 5% return	1,000.00	1,023.12	1.76	.35
Class F-1 – actual return	1,000.00	1,122.29	3.48	.66
Class F-1 – assumed 5% return	1,000.00	1,021.58	3.32	.66
Class F-2 – actual return	1,000.00	1,123.75	2.01	.38
Class F-2 – assumed 5% return	1,000.00	1,022.97	1.91	.38
Class F-3 – actual return	1,000.00	1,124.30	1.48	.28
Class F-3 – assumed 5% return	1,000.00	1,023.47	1.41	.28
Class 529-A – actual return	1,000.00	1,122.44	3.38	.64
Class 529-A – assumed 5% return	1,000.00	1,021.68	3.22	.64
Class 529-C – actual return	1,000.00	1,118.09	7.37	1.40
Class 529-C – assumed 5% return	1,000.00	1,017.90	7.02	1.40
Class 529-E – actual return	1,000.00	1,121.23	4.54	.86
Class 529-E – assumed 5% return	1,000.00	1,020.59	4.32	.86
Class 529-T – actual return	1,000.00	1,123.78	2.11	.40
Class 529-T – assumed 5% return	1,000.00	1,022.87	2.01	.40
Class 529-F-1 – actual return	1,000.00	1,123.40	2.48	.47
Class 529-F-1 – assumed 5% return	1,000.00	1,022.53	2.36	.47
Class 529-F-2 – actual return	1,000.00	1,123.85	2.01	.38
Class 529-F-2 – assumed 5% return	1,000.00	1,022.97	1.91	.38
Class 529-F-3 – actual return	1,000.00	1,124.18	1.74	.33
Class 529-F-3 – assumed 5% return	1,000.00	1,023.22	1.66	.33
Class R-1 – actual return	1,000.00	1,118.30	7.22	1.37
Class R-1 – assumed 5% return	1,000.00	1,018.05	6.87	1.37
Class R-2 – actual return	1,000.00	1,118.35	7.22	1.37
Class R-2 – assumed 5% return	1,000.00	1,018.05	6.87	1.37
Class R-2E – actual return	1,000.00	1,119.97	5.69	1.08
Class R-2E – assumed 5% return	1,000.00	1,019.49	5.42	1.08
Class R-3 – actual return	1,000.00	1,120.87	4.85	.92
Class R-3 – assumed 5% return	1,000.00	1,020.29	4.62	.92
Class R-4 – actual return	1,000.00	1,122.55	3.32	.63
Class R-4 – assumed 5% return	1,000.00	1,021.73	3.17	.63
Class R-5E – actual return	1,000.00	1,123.63	2.27	.43
Class R-5E – assumed 5% return	1,000.00	1,022.73	2.16	.43
Class R-5 – actual return	1,000.00	1,124.15	1.69	.32
Class R-5 – assumed 5% return	1,000.00	1,023.27	1.61	.32
Class R-6 – actual return	1,000.00	1,124.27	1.48	.28
Class R-6 – assumed 5% return	1,000.00	1,023.47	1.41	.28

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).

62	Capital Income Builder

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through January 31, 2025. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes over various periods (including the fund’s lifetime) through June 30, 2023. They generally placed greater emphasis on investment results over longer term periods. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been sufficient for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

Capital Income Builder	63

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

64	Capital Income Builder

Liquidity Risk Management Program	unaudited

The fund has adopted a liquidity risk management program (the “program”). The fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2022, through September 30, 2023. No significant liquidity events impacting the fund were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing the fund’s liquidity risk.

Capital Income Builder	65

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66	Capital Income Builder

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Capital Income Builder	67

Office of the fund

333 South Hope Street
Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address nearest you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

O’Melveny & Myers LLP

400 South Hope Street
Los Angeles, CA 90071-2899

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

68	Capital Income Builder

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

Capital Income Builder files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of Capital Income Builder, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2024, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

On or around July 1, 2024, American Funds Distributors, Inc. will be renamed Capital Client Group, Inc.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemTM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment industry experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity-focused funds have beaten their Lipper peer indexes in 84% of 10-year periods and 97% of 20-year periods.2 Relative to their peers, our fixed income funds have helped investors achieve better diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Investment industry experience as of December 31, 2023.
[2]	Based on Class F-2 share results for rolling monthly 10- and 20-year periods starting with the first 10- or 20-year period after each mutual fund’s inception through December 31, 2023. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Past results are not predictive of results in future periods.
[3]	Based on Class F-2 share results as of December 31, 2023. Thirteen of the 18 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation lower than their respective Morningstar peer group averages. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how a security and an index move in relation to each other. A correlation ranges from -1 to 1. A positive correlation close to 1 implies that as one moved, either up or down, the other moved in “lockstep,” in the same direction. A negative correlation close to -1 indicates the two have moved in the opposite direction.
[4]	On average, our mutual fund management fees were in the lowest quintile 55% of the time, based on the 20-year period ended December 31, 2023, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Refer to capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

Capital Group manages equity assets through three investment groups. These groups make investment and proxy voting decisions independently. Fixed income investment professionals provide fixed income research and investment management across the Capital organization; however, for securities with equity characteristics, they act solely on behalf of one of the three equity investment groups.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL INCOME BUILDER

By __/s/ Donald H. Rolfe____________________
Donald H. Rolfe, Principal Executive Officer

Date: June 28, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Donald H. Rolfe_________________
Donald H. Rolfe, Principal Executive Officer

Date: June 28, 2024

By ___/s/ Gregory F. Niland __________
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: June 28, 2024